Protective Variable Annuity Separate Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Protective Variable Annuity Separate Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Variable Annuity Separate Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 15, 2025

Appendix A

The subaccounts that comprise Protective Variable Annuity Separate Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Balanced Hedged Allocation Portfolio, Class B	As of December 31, 2024	For the period from August 20, 2024 (commencement of operations) to December 31, 2024	For the period from August 20, 2024 (commencement of operations) to December 31, 2024
AB VPS Discovery Value Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Large Cap Growth Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Relative Value Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Small Cap Growth Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS American High-Income Trust, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS American High-Income Trust, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For the period from March 15, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
American Funds IS Asset Allocation Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Asset Allocation Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital Income Builder, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

American Funds IS Capital Income Builder, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital World Bond Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital World Bond Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For the period from March 16, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
American Funds IS Capital World Growth and Income Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Balanced Fund, Class 4	As of December 31, 2024	For the period from May 6, 2024 (commencement of operations) to December 31, 2024	For the period from May 6, 2024 (commencement of operations) to December 31, 2024
American Funds IS Global Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Growth Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Small Capitalization Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

American Funds IS Growth Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth-Income Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Growth and Income Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Growth and Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For the period from January 23, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
American Funds IS New World Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS New World Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS The Bond Fund of America, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS The Bond Fund of America, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS U.S. Government Securities Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

American Funds IS U.S. Government Securities Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Washington Mutual Investors Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Advantage SMID Cap V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For the period from November 22, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock International V.I. Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Calvert VP SRI Balanced Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Dividend Strategy Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Large Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Columbia VP Balanced Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Emerging Markets Bond Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Intermediate Bond Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Limited Duration Credit Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Select Mid Cap Value Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For the period from October 20, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Columbia VP Strategic Income Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA Equity Allocation Portfolio, Institutional	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA Global Bond Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA Global Moderate Allocation Portfolio, Institutional	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA International Small Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA International Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Dimensional VA Short-Term Fixed Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA US Large Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA US Targeted Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Asset Manager Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Bond Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	As of December 31, 2024	For the period from January 4, 2024 (commencement of operations) to December 31, 2024	For the period from January 4, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Emerging Markets Portfolio, Service Class 2	As of December 31, 2024	For the period from January 4, 2024 (commencement of operations) to December 31, 2024	For the period from January 4, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Energy Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Equity-Income Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Extended Market Index Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth & Income Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For the period from May 10, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	As of December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024	For the period from June 21, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Growth Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Health Care Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP High Income Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 10, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Fidelity VIP Index 500 Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For the period from June 22, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Fidelity VIP International Index Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Mid Cap Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Strategic Income Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For the period from September 15, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Fidelity VIP Target Volatility Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Technology Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Total Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Utilities Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Value Strategies Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin DynaTech VIP Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Income VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Mutual Global Discovery VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Mutual Shares VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Strategic Income VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin U.S. Government Securities VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Goldman Sachs VIT International Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Large Cap Value Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Strategic Growth Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Trend Driven Allocation, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Guggenheim Floating Rate Strategies, Series F	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Guggenheim Global Managed Futures Strategy Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Guggenheim Long Short Equity Fund	Not Applicable	For the period from January 1, 2024 to August 15, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to August 15, 2024 (cessation of operations)
Guggenheim Multi-Hedge Strategies Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. American Franchise Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. American Value Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Capital Appreciation Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Capital Appreciation Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Comstock Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Comstock Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. Conservative Balanced Fund, Series II	Not Applicable	For the period from January 1, 2024 to April 26, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 26, 2024 (cessation of operations)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Equity and Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Strategic Income Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Strategic Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Government Securities Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Growth and Income Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Mid Cap Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For the period from October 20, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Nasdaq 100 Buffer Fund, December Series II	Not Applicable	For the period from October 4, 2024 (commencement of operations) to December 31, 2024	For the period from October 4, 2024 (commencement of operations) to December 31, 2024
Invesco V.I. Small Cap Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. U.S. Government Money Portfolio, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Forty Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Global Sustainable Equity Fund	As of December 31, 2024	For the year then ended December 31, 2024	For the period from June 26, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Janus Henderson Overseas Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Enterprise Portfolio, Service Shares	As of December 31, 2024	For the period from January 5, 2024 (commencement of operations) to December 31, 2024	For the period from January 5, 2024 (commencement of operations) to December 31, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Bond Debenture Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Fundamental Equity Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Growth and Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Growth Opportunities Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Mid Cap Stock Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Balanced Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Disciplined Core Value Fund, Standard Class II	As of December 31, 2024	For the period from March 27, 2024 (commencement of operations) to December 31, 2024	For the period from March 27, 2024 (commencement of operations) to December 31, 2024

LVIP American Century International Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For the period from October 30, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
LVIP American Century Ultra Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For the period from May 15, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS Blended Research Small Cap Equity Portfolio, Service Class	As of December 31, 2024	For the period from January 16, 2024 (commencement of operations) to December 31, 2024	For the period from January 16, 2024 (commencement of operations) to December 31, 2024
MFS Core Equity Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from October 20, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS Emerging Markets Equity Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Global Real Estate Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from October 30, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS Growth Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MFS International Growth Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from June 8, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Investors Trust Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Investors Trust Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Mid Cap Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from December 7, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS Mid Cap Value Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from December 7, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS New Discovery Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS New Discovery Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MFS Research International Portfolio, Service Class	As of December 31, 2024	For the period from January 3, 2024 (commencement of operations) to December 31, 2024	For the period from January 3, 2024 (commencement of operations) to December 31, 2024
MFS Research Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Research Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Bond Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Utilities Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Utilities Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Value Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Morgan Stanley VIF Core Plus Fixed Income Portfolio	Not Applicable	Not Applicable	For the period from January 1, 2023 to July 26, 2023 (cessation of operations)
Morgan Stanley VIF Global Real Estate Portfolio, Class II	Not Applicable	For the period from January 1, 2024 to December 5, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to December 5, 2024 (cessation of operations)
Morgan Stanley VIF Global Strategist Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Morgan Stanley VIF Growth Portfolio	As of December 31, 2024	For the period from January 4, 2024 (commencement of operations) to December 31, 2024	For the period from January 4, 2024 (commencement of operations) to December 31, 2024
PIMCO All Asset Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Global Diversified Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO High Yield Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Protective Life Dynamic Allocation Series Conservative Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Protective Life Dynamic Allocation Series Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Protective Life Dynamic Allocation Series Moderate Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Royce Capital Fund Micro Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Rydex Commodities Strategy	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Rydex Inverse Government Long Bond Strategy	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price All-Cap Opportunities Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Mid-Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For the period from September 25, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
T. Rowe Price Moderate Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Templeton Foreign VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Global Resources Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Balanced Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Capital Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Conservative Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Diversified Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Equity Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Equity Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Global Bond Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF High Yield Bond Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Vanguard VIF International Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Moderate Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Money Market Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Short-Term Investment-Grade Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Total International Stock Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Total Stock Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Western Asset Core Plus VIT Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Balanced Hedged Allocation Portfolio, Class B	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American High-Income Trust, Class 2	American Funds IS American High-Income Trust, Class 4
ASSETS:
Investments at fair value (1)	$57,584	$1,023,987	$66,303,437	$2,720,557	$773,300	$853,521	$5,431,113
Receivable from the Contracts	-	-	37,723	-	-	-	-
Receivable from the fund manager	2	23	-	76	32	18	273
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	57,586	1,024,010	66,341,160	2,720,633	773,332	853,539	5,431,386

LIABILITIES:
Payable to the Contracts	2	23	-	76	32	18	273
Payable to the fund manager	-	-	37,723	-	-	-	-
Payable to the Company	-	21	73	22	13	6	8
Total liabilities	2	44	37,796	98	45	24	281

NET ASSETS	$57,584	$1,023,966	$66,303,364	$2,720,535	$773,287	$853,515	$5,431,105

ANALYSIS OF NET ASSETS
Accumulation period	$57,584	$1,023,966	$66,303,364	$2,720,535	$773,287	$853,515	$5,431,105
Annuity period	-	-	-	-	-	-	-
Total net assets	$57,584	$1,023,966	$66,303,364	$2,720,535	$773,287	$853,515	$5,431,105

Fair value per share (NAV)	$9.01	$18.02	$79.72	$30.87	$9.44	$8.96	$10.07
Shares outstanding in the Separate Account	6,391	56,825	831,704	88,129	81,917	95,259	539,336

(1) Investments in mutual fund shares, at cost	$59,116	$974,917	$57,516,820	$2,594,668	$710,870	$863,605	$5,392,689

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 2
ASSETS:
Investments at fair value (1)	$90,266,119	$121,456,044	$7,683,375	$31,177,487	$453,941	$3,620,137	$6,855,033
Receivable from the Contracts	-	243,773	-	16,672	-	-	-
Receivable from the fund manager	4,147	-	316	-	14	175	347
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	3,640	10	-	-	-	-	-
Total assets	90,273,906	121,699,827	7,683,691	31,194,159	453,955	3,620,312	6,855,380

LIABILITIES:
Payable to the Contracts	4,147	-	316	-	14	175	347
Payable to the fund manager	-	243,773	-	16,672	-	-	-
Payable to the Company	-	-	43	52	3	7	33
Total liabilities	4,147	243,773	359	16,724	17	182	380

NET ASSETS	$90,269,759	$121,456,054	$7,683,332	$31,177,435	$453,938	$3,620,130	$6,855,000

ANALYSIS OF NET ASSETS
Accumulation period	$90,154,651	$121,456,054	$7,683,332	$31,177,435	$453,938	$3,620,130	$6,855,000
Annuity period	115,108	-	-	-	-	-	-
Total net assets	$90,269,759	$121,456,054	$7,683,332	$31,177,435	$453,938	$3,620,130	$6,855,000

Fair value per share (NAV)	$25.65	$25.41	$12.38	$12.36	$9.52	$9.37	$15.49
Shares outstanding in the Separate Account	3,519,147	4,779,852	620,628	2,522,450	47,683	386,354	442,546

(1) Investments in mutual fund shares, at cost	$69,259,057	$113,362,098	$6,737,877	$28,941,354	$496,965	$3,697,471	$6,932,226

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Balanced Fund, Class 4	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 2
ASSETS:
Investments at fair value (1)	$11,386,486	$4,246,776	$92,067,710	$124,197,031	$7,045,733	$3,279,232	$74,843,634
Receivable from the Contracts	-	9,059	-	160,749	-	-	-
Receivable from the fund manager	668	-	13,242	-	249	205	2,888
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	16	-	-	46
Total assets	11,387,154	4,255,835	92,080,952	124,357,796	7,045,982	3,279,437	74,846,568

LIABILITIES:
Payable to the Contracts	668	-	13,242	-	249	205	2,888
Payable to the fund manager	-	9,059	-	160,749	-	-	-
Payable to the Company	99	1	1	-	49	38	-
Total liabilities	767	9,060	13,243	160,749	298	243	2,888

NET ASSETS	$11,386,387	$4,246,775	$92,067,709	$124,197,047	$7,045,684	$3,279,194	$74,843,680

ANALYSIS OF NET ASSETS
Accumulation period	$11,386,387	$4,246,775	$92,067,709	$124,197,047	$7,045,684	$3,279,194	$74,843,680
Annuity period	-	-	-	-	-	-	-
Total net assets	$11,386,387	$4,246,775	$92,067,709	$124,197,047	$7,045,684	$3,279,194	$74,843,680

Fair value per share (NAV)	$15.08	$12.66	$36.37	$35.93	$17.05	$17.01	$125.79
Shares outstanding in the Separate Account	755,072	335,448	2,531,419	3,456,639	413,239	192,783	594,989

(1) Investments in mutual fund shares, at cost	$10,712,276	$4,338,239	$78,485,038	$117,421,993	$9,716,393	$3,284,878	$58,124,300

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS International Fund, Class 4	American Funds IS International Growth and Income Fund, Class 2	American Funds IS International Growth and Income Fund, Class 4
ASSETS:
Investments at fair value (1)	$169,203,785	$22,362,392	$93,467,983	$9,102,831	$21,039,713	$1,055,713	$1,755,742
Receivable from the Contracts	200,848	-	157,610	-	3,534	-	-
Receivable from the fund manager	-	970	-	352	-	22	110
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	58	-	4	-	-	-	-
Total assets	169,404,691	22,363,362	93,625,597	9,103,183	21,043,247	1,055,735	1,755,852

LIABILITIES:
Payable to the Contracts	-	970	-	352	-	22	110
Payable to the fund manager	200,848	-	157,610	-	3,534	-	-
Payable to the Company	-	33	-	82	52	13	10
Total liabilities	200,848	1,003	157,610	434	3,586	35	120

NET ASSETS	$169,203,843	$22,362,359	$93,467,987	$9,102,749	$21,039,661	$1,055,700	$1,755,732

ANALYSIS OF NET ASSETS
Accumulation period	$169,203,843	$22,362,359	$93,467,987	$9,102,749	$21,039,661	$1,055,700	$1,755,732
Annuity period	-	-	-	-	-	-	-
Total net assets	$169,203,843	$22,362,359	$93,467,987	$9,102,749	$21,039,661	$1,055,700	$1,755,732

Fair value per share (NAV)	$122.38	$68.38	$67.14	$17.75	$17.46	$9.91	$9.74
Shares outstanding in the Separate Account	1,382,610	327,031	1,392,136	512,836	1,205,024	106,530	180,261

(1) Investments in mutual fund shares, at cost	$132,611,439	$18,565,695	$81,079,972	$10,671,816	$21,342,428	$1,112,341	$1,747,156

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS New World Fund, Class 2	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 2	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 2
ASSETS:
Investments at fair value (1)	$9,617,363	$1,702,645	$42,434,892	$102,598,044	$3,955,166	$17,189,449	$45,157,772
Receivable from the Contracts	-	-	-	187,777	-	35,561	-
Receivable from the fund manager	306	201	1,880	-	202	-	1,456
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	13
Total assets	9,617,669	1,702,846	42,436,772	102,785,821	3,955,368	17,225,010	45,159,241

LIABILITIES:
Payable to the Contracts	306	201	1,880	-	202	-	1,456
Payable to the fund manager	-	-	-	187,777	-	35,561	-
Payable to the Company	40	7	8	38	28	42	-
Total liabilities	346	208	1,888	187,815	230	35,603	1,456

NET ASSETS	$9,617,323	$1,702,638	$42,434,884	$102,598,006	$3,955,138	$17,189,407	$45,157,785

ANALYSIS OF NET ASSETS
Accumulation period	$9,617,323	$1,702,638	$42,434,884	$102,598,006	$3,955,138	$17,189,407	$45,157,785
Annuity period	-	-	-	-	-	-	-
Total net assets	$9,617,323	$1,702,638	$42,434,884	$102,598,006	$3,955,138	$17,189,407	$45,157,785

Fair value per share (NAV)	$26.33	$26.10	$9.12	$9.07	$9.46	$9.44	$16.53
Shares outstanding in the Separate Account	365,263	65,235	4,652,949	11,311,802	418,094	1,820,916	2,731,868

(1) Investments in mutual fund shares, at cost	$9,699,492	$1,638,732	$47,599,534	$106,886,897	$4,923,794	$18,427,152	$38,415,206

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Advantage SMID Cap V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio	ClearBridge Variable Dividend Strategy Portfolio, Class II
ASSETS:
Investments at fair value (1)	$49,369,159	$23,761,263	$2,307,000	$46,463,881	$2,122,527	$859,432	$507,000
Receivable from the Contracts	47,692	-	-	29,957	-	-	-
Receivable from the fund manager	-	1,018	233	-	131	33	93
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	49,416,851	23,762,281	2,307,233	46,493,838	2,122,658	859,465	507,093

LIABILITIES:
Payable to the Contracts	-	1,018	233	-	130	33	93
Payable to the fund manager	47,692	-	-	29,957	-	-	-
Payable to the Company	11	88	-	56	22	28	7
Total liabilities	47,703	1,106	233	30,013	152	61	100

NET ASSETS	$49,369,148	$23,761,175	$2,307,000	$46,463,825	$2,122,506	$859,404	$506,993

ANALYSIS OF NET ASSETS
Accumulation period	$49,369,148	$23,761,175	$2,307,000	$46,463,825	$2,122,506	$859,404	$506,993
Annuity period	-	-	-	-	-	-	-
Total net assets	$49,369,148	$23,761,175	$2,307,000	$46,463,825	$2,122,506	$859,404	$506,993

Fair value per share (NAV)	$16.34	$13.53	$10.91	$12.89	$10.07	$2.74	$21.33
Shares outstanding in the Separate Account	3,021,368	1,756,191	211,457	3,604,646	210,777	313,661	23,769

(1) Investments in mutual fund shares, at cost	$44,262,140	$23,361,357	$2,214,562	$46,968,186	$2,047,125	$673,419	$536,739

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2
ASSETS:
Investments at fair value (1)	$1,024,922	$44,855,622	$19,337,029	$10,997,694	$1,234,287	$2,552,404	$1,233,577
Receivable from the Contracts	-	-	-	8,680	-	18,330	-
Receivable from the fund manager	34	2,716	1,013	-	53	-	44
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,024,956	44,858,338	19,338,042	11,006,374	1,234,340	2,570,734	1,233,621

LIABILITIES:
Payable to the Contracts	34	2,716	1,013	-	53	-	44
Payable to the fund manager	-	-	-	8,680	-	18,330	-
Payable to the Company	20	358	240	93	3	20	2
Total liabilities	54	3,074	1,253	8,773	56	18,350	46

NET ASSETS	$1,024,902	$44,855,264	$19,336,789	$10,997,601	$1,234,284	$2,552,384	$1,233,575

ANALYSIS OF NET ASSETS
Accumulation period	$1,024,902	$44,855,264	$19,336,789	$10,997,601	$1,234,284	$2,552,384	$1,233,575
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,024,902	$44,855,264	$19,336,789	$10,997,601	$1,234,284	$2,552,384	$1,233,575

Fair value per share (NAV)	$46.54	$24.15	$25.47	$47.63	$7.93	$8.30	$9.51
Shares outstanding in the Separate Account	22,022	1,857,376	759,208	230,898	155,648	307,519	129,714

(1) Investments in mutual fund shares, at cost	$830,586	$33,681,788	$18,071,596	$9,614,794	$1,222,105	$2,694,676	$1,214,239

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio
ASSETS:
Investments at fair value (1)	$1,405,296	$7,599,303	$30,942,011	$355,248	$1,889,119	$1,923,292	$1,303,013
Receivable from the Contracts	-	-	41,085	-	-	-	-
Receivable from the fund manager	47	448	-	539	1,273	1,023	740
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,405,343	7,599,751	30,983,096	355,787	1,890,392	1,924,315	1,303,753

LIABILITIES:
Payable to the Contracts	47	448	-	539	1,273	1,023	740
Payable to the fund manager	-	-	41,085	-	-	-	-
Payable to the Company	24	6	15	2	1	2	8
Total liabilities	71	454	41,100	541	1,274	1,025	748

NET ASSETS	$1,405,272	$7,599,297	$30,941,996	$355,246	$1,889,118	$1,923,290	$1,303,005

ANALYSIS OF NET ASSETS
Accumulation period	$1,405,272	$7,599,297	$30,941,996	$355,246	$1,889,118	$1,923,290	$1,303,005
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,405,272	$7,599,297	$30,941,996	$355,246	$1,889,118	$1,923,290	$1,303,005

Fair value per share (NAV)	$40.08	$28.26	$3.65	$15.86	$9.74	$16.35	$11.59
Shares outstanding in the Separate Account	35,062	268,907	8,477,263	22,399	193,955	117,633	112,426

(1) Investments in mutual fund shares, at cost	$1,188,611	$6,995,873	$30,714,018	$305,749	$1,962,166	$1,937,599	$1,381,760

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$1,814,192	$2,498,819	$4,453,964	$2,351,792	$24,405,106	$2,093,784	$78,833,111
Receivable from the Contracts	-	-	-	-	42,052	-	44,255
Receivable from the fund manager	1,047	1,280	1,636	1,530	-	119	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	1	-	3	-	-
Total assets	1,815,239	2,500,099	4,455,601	2,353,322	24,447,161	2,093,903	78,877,366

LIABILITIES:
Payable to the Contracts	1,047	1,280	1,636	1,530	-	119	-
Payable to the fund manager	-	-	-	-	42,052	-	44,255
Payable to the Company	-	-	-	1	-	8	49
Total liabilities	1,047	1,280	1,636	1,531	42,052	127	44,304

NET ASSETS	$1,814,192	$2,498,819	$4,453,965	$2,351,791	$24,405,109	$2,093,776	$78,833,062

ANALYSIS OF NET ASSETS
Accumulation period	$1,814,192	$2,498,819	$4,453,965	$2,351,791	$24,405,109	$2,093,776	$78,833,062
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,814,192	$2,498,819	$4,453,965	$2,351,791	$24,405,109	$2,093,776	$78,833,062

Fair value per share (NAV)	$13.65	$10.07	$32.55	$22.57	$22.52	$15.90	$23.69
Shares outstanding in the Separate Account	132,908	248,145	136,835	104,200	1,083,708	131,685	3,327,696

(1) Investments in mutual fund shares, at cost	$1,760,296	$2,513,716	$4,395,036	$2,351,609	$23,303,263	$2,048,180	$71,459,323

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Equity- Income Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$11,258,578	$285,796,526	$44,042	$29,721	$1,002,632	$5,022,837	$708,273
Receivable from the Contracts	-	65,397	-	-	-	-	-
Receivable from the fund manager	740	-	1	1	184	185	13
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	3	-	-
Total assets	11,259,318	285,861,923	44,043	29,722	1,002,819	5,023,022	708,286

LIABILITIES:
Payable to the Contracts	740	-	1	1	184	185	13
Payable to the fund manager	-	65,397	-	-	-	-	-
Payable to the Company	23	980	1	-	-	110	3
Total liabilities	763	66,377	2	1	184	295	16

NET ASSETS	$11,258,555	$285,795,546	$44,041	$29,721	$1,002,635	$5,022,727	$708,270

ANALYSIS OF NET ASSETS
Accumulation period	$11,258,555	$285,751,485	$44,041	$29,721	$1,002,635	$5,022,727	$708,270
Annuity period	-	44,061	-	-	-	-	-
Total net assets	$11,258,555	$285,795,546	$44,041	$29,721	$1,002,635	$5,022,727	$708,270

Fair value per share (NAV)	$9.47	$55.50	$18.79	$11.47	$25.03	$25.50	$14.29
Shares outstanding in the Separate Account	1,188,868	5,149,487	2,344	2,591	40,057	196,974	49,564

(1) Investments in mutual fund shares, at cost	$11,401,821	$182,834,305	$44,009	$26,863	$790,829	$3,889,473	$649,449

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$1,568,476	$2,456,709	$1,467,726	$2,617,421	$370,775	$537,689	$19,209
Receivable from the Contracts	-	-	-	36,664	-	-	-
Receivable from the fund manager	61	58	76	-	9	90	24
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	1
Total assets	1,568,537	2,456,767	1,467,802	2,654,085	370,784	537,779	19,234

LIABILITIES:
Payable to the Contracts	61	58	76	-	9	90	24
Payable to the fund manager	-	-	-	36,664	-	-	-
Payable to the Company	7	25	15	9	17	1	-
Total liabilities	68	83	91	36,673	26	91	24

NET ASSETS	$1,568,469	$2,456,684	$1,467,711	$2,617,412	$370,758	$537,688	$19,210

ANALYSIS OF NET ASSETS
Accumulation period	$1,568,469	$2,456,684	$1,467,711	$2,617,412	$370,758	$537,688	$19,210
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,568,469	$2,456,684	$1,467,711	$2,617,412	$370,758	$537,688	$19,210

Fair value per share (NAV)	$11.39	$12.59	$10.61	$10.37	$13.38	$29.43	$80.35
Shares outstanding in the Separate Account	137,706	195,132	138,334	252,403	27,711	18,270	239

(1) Investments in mutual fund shares, at cost	$1,599,959	$2,440,876	$1,519,799	$2,511,283	$314,025	$538,018	$17,216

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP High Income Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$4,939,414	$2,380,076	$225,706	$703,327,715	$617,473	$2,782,148	$271,786,023
Receivable from the Contracts	192,984	-	-	303,029	-	-	45,105
Receivable from the fund manager	-	3,644	127	-	76	215	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	5,132,398	2,383,720	225,833	703,630,744	617,549	2,782,363	271,831,128

LIABILITIES:
Payable to the Contracts	-	3,644	127	-	76	215	-
Payable to the fund manager	192,984	-	-	303,029	-	-	45,105
Payable to the Company	92	28	-	94	4	15	1,976
Total liabilities	193,076	3,672	127	303,123	80	230	47,081

NET ASSETS	$4,939,322	$2,380,048	$225,706	$703,327,621	$617,469	$2,782,133	$271,784,047

ANALYSIS OF NET ASSETS
Accumulation period	$4,939,322	$2,380,048	$225,706	$703,327,621	$617,469	$2,782,133	$271,781,161
Annuity period	-	-	-	-	-	-	2,886
Total net assets	$4,939,322	$2,380,048	$225,706	$703,327,621	$617,469	$2,782,133	$271,784,047

Fair value per share (NAV)	$92.74	$35.61	$4.47	$561.23	$22.47	$10.77	$10.62
Shares outstanding in the Separate Account	53,261	66,837	50,494	1,253,190	27,480	258,324	25,591,904

(1) Investments in mutual fund shares, at cost	$4,011,351	$2,265,364	$233,598	$418,016,892	$532,941	$2,722,514	$313,616,919

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Strategic Income Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$206,395,357	$370,193	$405,998	$24,476,965	$5,420,118	$309,598	$1,713,683
Receivable from the Contracts	-	9,238	-	9,344	-	-	-
Receivable from the fund manager	45,554	-	111	-	104	6	134
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	206,440,911	379,431	406,109	24,486,309	5,420,222	309,604	1,713,817

LIABILITIES:
Payable to the Contracts	45,554	-	111	-	104	6	134
Payable to the fund manager	-	9,238	-	9,344	-	-	-
Payable to the Company	5,745	-	6	15	53	4	17
Total liabilities	51,299	9,238	117	9,359	157	10	151

NET ASSETS	$206,389,612	$370,193	$405,992	$24,476,950	$5,420,065	$309,594	$1,713,666

ANALYSIS OF NET ASSETS
Accumulation period	$206,277,424	$370,193	$405,992	$24,476,950	$5,420,065	$309,594	$1,713,666
Annuity period	112,188	-	-	-	-	-	-
Total net assets	$206,389,612	$370,193	$405,992	$24,476,950	$5,420,065	$309,594	$1,713,666

Fair value per share (NAV)	$35.48	$10.57	$12.35	$41.79	$20.98	$24.17	$15.73
Shares outstanding in the Separate Account	5,817,231	35,023	32,874	585,713	258,347	12,809	108,944

(1) Investments in mutual fund shares, at cost	$187,851,557	$376,085	$383,014	$20,097,518	$4,357,488	$263,195	$1,764,288

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$58,040,358	$157,551,052	$3,273,227	$409,612,788	$334,304,574	$54,552,948	$33,024,549
Receivable from the Contracts	-	26,024	-	-	-	-	-
Receivable from the fund manager	34,682	-	84	60,160	66,423	6,022	61,939
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	58,075,040	157,577,076	3,273,311	409,672,948	334,370,997	54,558,970	33,086,488

LIABILITIES:
Payable to the Contracts	34,682	-	84	60,160	66,423	6,022	61,939
Payable to the fund manager	-	26,024	-	-	-	-	-
Payable to the Company	322	8,686	66	13,446	1,964	335	319
Total liabilities	35,004	34,710	150	73,606	68,387	6,357	62,258

NET ASSETS	$58,040,036	$157,542,366	$3,273,161	$409,599,342	$334,302,610	$54,552,613	$33,024,230

ANALYSIS OF NET ASSETS
Accumulation period	$58,040,036	$157,497,279	$3,273,161	$409,425,599	$334,283,802	$54,552,613	$33,024,230
Annuity period	-	45,087	-	173,743	18,808	-	-
Total net assets	$58,040,036	$157,542,366	$3,273,161	$409,599,342	$334,302,610	$54,552,613	$33,024,230

Fair value per share (NAV)	$5.57	$14.36	$17.54	$16.39	$28.08	$14.32	$14.79
Shares outstanding in the Separate Account	10,420,172	10,971,522	186,615	24,991,628	11,905,434	3,809,563	2,232,897

(1) Investments in mutual fund shares, at cost	$55,351,496	$161,299,879	$3,406,465	$398,306,989	$278,659,332	$54,545,474	$36,646,038

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares
ASSETS:
Investments at fair value (1)	$5,568,387	$293,307,999	$26,972,157	$16,297,176	$26,747,926	$30,883,311	$74,674,116
Receivable from the Contracts	-	-	4,086	-	-	-	-
Receivable from the fund manager	154	200,302	-	2,495	150,564	1,142	1,866
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	1,401	1,426	-	352
Total assets	5,568,541	293,508,301	26,976,243	16,301,072	26,899,916	30,884,453	74,676,334

LIABILITIES:
Payable to the Contracts	154	200,302	-	2,495	150,564	1,142	1,866
Payable to the fund manager	-	-	4,086	-	-	-	-
Payable to the Company	46	9,640	36	-	-	50,275	-
Total liabilities	200	209,942	4,122	2,495	150,564	51,417	1,866

NET ASSETS	$5,568,341	$293,298,359	$26,972,121	$16,298,577	$26,749,352	$30,833,036	$74,674,468

ANALYSIS OF NET ASSETS
Accumulation period	$5,568,341	$293,192,427	$26,972,121	$16,297,033	$26,710,687	$30,722,031	$74,659,462
Annuity period	-	105,932	-	1,544	38,665	111,005	15,006
Total net assets	$5,568,341	$293,298,359	$26,972,121	$16,298,577	$26,749,352	$30,833,036	$74,674,468

Fair value per share (NAV)	$8.95	$10.18	$9.40	$8.79	$8.84	$8.62	$8.63
Shares outstanding in the Separate Account	622,166	28,812,181	2,869,378	1,854,059	3,025,784	3,582,751	8,652,852

(1) Investments in mutual fund shares, at cost	$6,463,878	$375,393,644	$30,274,222	$22,707,072	$25,346,911	$34,503,034	$81,547,893

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares
ASSETS:
Investments at fair value (1)	$46,783,755	$5,648,551	$94,165,769	$18,425,386	$9,614,051	$32,947,288	$176,199,416
Receivable from the Contracts	-	-	1,031	-	-	-	-
Receivable from the fund manager	15,498	148	-	756	599	4,496	15,774
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	6,134	-	-	-
Total assets	46,799,253	5,648,699	94,166,800	18,432,276	9,614,650	32,951,784	176,215,190

LIABILITIES:
Payable to the Contracts	15,498	148	-	756	599	4,496	15,774
Payable to the fund manager	-	-	1,031	-	-	-	-
Payable to the Company	330	26,057	1,599	-	76	15,224	37
Total liabilities	15,828	26,205	2,630	756	675	19,720	15,811

NET ASSETS	$46,783,425	$5,622,494	$94,164,170	$18,431,520	$9,613,975	$32,932,064	$176,199,379

ANALYSIS OF NET ASSETS
Accumulation period	$46,781,167	$5,613,710	$94,145,172	$18,425,202	$9,613,975	$32,702,116	$176,199,379
Annuity period	2,258	8,784	18,998	6,318	-	229,948	-
Total net assets	$46,783,425	$5,622,494	$94,164,170	$18,431,520	$9,613,975	$32,932,064	$176,199,379

Fair value per share (NAV)	$11.01	$16.87	$17.10	$13.44	$13.25	$15.39	$15.17
Shares outstanding in the Separate Account	4,249,206	334,828	5,506,770	1,370,936	725,589	2,140,824	11,614,991

(1) Investments in mutual fund shares, at cost	$69,696,620	$5,096,914	$82,502,962	$17,462,450	$6,232,141	$21,364,460	$136,615,282

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Guggenheim Floating Rate Strategies, Series F	Guggenheim Global Managed Futures Strategy Fund	Guggenheim Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund, Series I
ASSETS:
Investments at fair value (1)	$6,014,709	$26,053,382	$639,297	$2,970,199	$201,825	$322,579	$6,771,713
Receivable from the Contracts	8,856	-	-	-	-	-	-
Receivable from the fund manager	-	955	66	84	9	24	216
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	3	-	-
Total assets	6,023,565	26,054,337	639,363	2,970,283	201,837	322,603	6,771,929

LIABILITIES:
Payable to the Contracts	-	955	66	84	9	24	216
Payable to the fund manager	8,856	-	-	-	-	-	-
Payable to the Company	78	23,492	21	5	-	10	97
Total liabilities	8,934	24,447	87	89	9	34	313

NET ASSETS	$6,014,631	$26,029,890	$639,276	$2,970,194	$201,828	$322,569	$6,771,616

ANALYSIS OF NET ASSETS
Accumulation period	$6,014,631	$25,949,951	$639,276	$2,970,194	$201,828	$322,569	$6,771,616
Annuity period	-	79,939	-	-	-	-	-
Total net assets	$6,014,631	$26,029,890	$639,276	$2,970,194	$201,828	$322,569	$6,771,616

Fair value per share (NAV)	$12.30	$21.68	$21.90	$24.93	$16.54	$23.74	$79.53
Shares outstanding in the Separate Account	489,001	1,201,724	29,192	119,142	12,203	13,588	85,147

(1) Investments in mutual fund shares, at cost	$5,580,048	$12,418,226	$308,421	$3,081,554	$242,536	$318,994	$4,189,475

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II
ASSETS:
Investments at fair value (1)	$2,795,901	$70,444,831	$45,406,473	$8,546,469	$52,812,053	$20,980,470	$136,885,615
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	147	37,482	3,673	2,632	20,596	711	78,262
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	11,927	11,113	-
Total assets	2,796,048	70,482,313	45,410,146	8,549,101	52,844,576	20,992,294	136,963,877

LIABILITIES:
Payable to the Contracts	147	37,482	3,673	2,632	20,596	711	78,262
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	82	2,118	199	102	-	-	8,806
Total liabilities	229	39,600	3,872	2,734	20,596	711	87,068

NET ASSETS	$2,795,819	$70,442,713	$45,406,274	$8,546,367	$52,823,980	$20,991,583	$136,876,809

ANALYSIS OF NET ASSETS
Accumulation period	$2,795,819	$70,420,806	$45,406,274	$8,546,367	$52,801,068	$20,980,338	$136,811,673
Annuity period	-	21,907	-	-	22,912	11,245	65,136
Total net assets	$2,795,819	$70,442,713	$45,406,274	$8,546,367	$52,823,980	$20,991,583	$136,876,809

Fair value per share (NAV)	$71.60	$17.33	$8.27	$63.15	$59.74	$20.72	$20.61
Shares outstanding in the Separate Account	39,049	4,064,907	5,490,505	135,336	884,032	1,012,571	6,641,709

(1) Investments in mutual fund shares, at cost	$1,124,521	$62,162,996	$65,733,941	$5,349,452	$34,324,943	$11,848,213	$91,344,143

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II
ASSETS:
Investments at fair value (1)	$3,371,673	$29,745,768	$257,099,634	$28,193,052	$6,477,077	$219,200,135	$5,265,376
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	894	1,612	13,565	48,513	227	23,407	71,549
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	432	13,373	-	-	-	-
Total assets	3,372,567	29,747,812	257,126,572	28,241,565	6,477,304	219,223,542	5,336,925

LIABILITIES:
Payable to the Contracts	894	1,612	13,565	48,513	227	23,407	71,549
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	69	-	-	842	22,446	15,335	83
Total liabilities	963	1,612	13,565	49,355	22,673	38,742	71,632

NET ASSETS	$3,371,604	$29,746,200	$257,113,007	$28,192,210	$6,454,631	$219,184,800	$5,265,293

ANALYSIS OF NET ASSETS
Accumulation period	$3,371,604	$29,723,925	$256,716,793	$28,161,218	$6,183,744	$219,091,381	$5,265,293
Annuity period	-	22,275	396,214	30,992	270,887	93,419	-
Total net assets	$3,371,604	$29,746,200	$257,113,007	$28,192,210	$6,454,631	$219,184,800	$5,265,293

Fair value per share (NAV)	$78.03	$66.93	$17.33	$32.89	$39.99	$38.66	$13.05
Shares outstanding in the Separate Account	43,210	444,431	14,835,524	857,192	161,967	5,669,947	403,477

(1) Investments in mutual fund shares, at cost	$2,490,200	$28,674,036	$228,908,141	$26,022,095	$4,550,121	$174,363,588	$5,652,000

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II
ASSETS:
Investments at fair value (1)	$4,372,052	$194,417,152	$113,159,287	$24,073,381	$413,046,689	$6,412,611	$95,962,903
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	179	35,349	5,640	816	72,786	228	7,966
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	8,383	-	-	3,461	-	-
Total assets	4,372,231	194,460,884	113,164,927	24,074,197	413,122,936	6,412,839	95,970,869

LIABILITIES:
Payable to the Contracts	179	35,349	5,640	816	72,786	228	7,966
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	201	-	853	18,856	-	7,250	244
Total liabilities	380	35,349	6,493	19,672	72,786	7,478	8,210

NET ASSETS	$4,371,851	$194,425,535	$113,158,434	$24,054,525	$413,050,150	$6,405,361	$95,962,659

ANALYSIS OF NET ASSETS
Accumulation period	$4,370,344	$194,388,741	$113,128,746	$24,014,419	$412,639,994	$6,398,676	$95,956,814
Annuity period	1,507	36,794	29,688	40,106	410,156	6,685	5,845
Total net assets	$4,371,851	$194,425,535	$113,158,434	$24,054,525	$413,050,150	$6,405,361	$95,962,659

Fair value per share (NAV)	$4.29	$4.42	$10.14	$20.25	$20.26	$20.41	$19.81
Shares outstanding in the Separate Account	1,019,126	43,985,781	11,159,693	1,188,809	20,387,300	314,190	4,844,165

(1) Investments in mutual fund shares, at cost	$5,012,161	$242,386,263	$129,237,716	$20,016,802	$372,688,522	$6,320,551	$115,013,714

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Mid Cap Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S
ASSETS:
Investments at fair value (1)	$1,372,848	$18,333,829	$17,087,287	$271,634,156	$5,306,787	$10,337	$2,249,512
Receivable from the Contracts	-	8,784	-	233,299	17,849	-	-
Receivable from the fund manager	114	-	4,768	-	-	-	222
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,372,962	18,342,613	17,092,055	271,867,455	5,324,636	10,337	2,249,734

LIABILITIES:
Payable to the Contracts	114	-	4,768	-	-	-	222
Payable to the fund manager	-	8,784	-	233,299	17,849	-	-
Payable to the Company	-	84	93	34	-	-	5
Total liabilities	114	8,868	4,861	233,333	17,849	-	227

NET ASSETS	$1,372,848	$18,333,745	$17,087,194	$271,634,122	$5,306,787	$10,337	$2,249,507

ANALYSIS OF NET ASSETS
Accumulation period	$1,372,848	$18,333,745	$17,083,210	$271,634,122	$5,306,787	$10,337	$2,249,507
Annuity period	-	-	3,984	-	-	-	-
Total net assets	$1,372,848	$18,333,745	$17,087,194	$271,634,122	$5,306,787	$10,337	$2,249,507

Fair value per share (NAV)	$10.69	$28.49	$17.34	$1.00	$51.06	$11.49	$41.77
Shares outstanding in the Separate Account	128,424	643,518	985,426	271,634,156	103,932	900	53,855

(1) Investments in mutual fund shares, at cost	$1,320,240	$17,092,773	$16,687,181	$271,634,156	$4,662,366	$8,729	$2,238,200

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio
ASSETS:
Investments at fair value (1)	$18,184,451	$528,144	$4,968,519	$493,991,924	$130,242,602	$55,812,274	$59,751,802
Receivable from the Contracts	107,763	-	17,804	3,233	-	-	6,987
Receivable from the fund manager	-	15	-	-	18,997	1,015	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	43	-	-	11,593	-	4,079	-
Total assets	18,292,257	528,159	4,986,323	494,006,750	130,261,599	55,817,368	59,758,789

LIABILITIES:
Payable to the Contracts	-	15	-	-	18,997	1,015	-
Payable to the fund manager	107,763	-	17,804	3,233	-	-	6,987
Payable to the Company	-	-	-	-	2,217	-	1,086
Total liabilities	107,763	15	17,804	3,233	21,214	1,015	8,073

NET ASSETS	$18,184,494	$528,144	$4,968,519	$494,003,517	$130,240,385	$55,816,353	$59,750,716

ANALYSIS OF NET ASSETS
Accumulation period	$18,184,494	$528,144	$4,968,519	$493,913,940	$130,190,215	$55,772,664	$59,738,094
Annuity period	-	-	-	89,577	50,170	43,689	12,622
Total net assets	$18,184,494	$528,144	$4,968,519	$494,003,517	$130,240,385	$55,816,353	$59,750,716

Fair value per share (NAV)	$54.39	$74.72	$21.16	$10.40	$18.37	$39.92	$11.65
Shares outstanding in the Separate Account	334,334	7,068	234,807	47,499,224	7,089,962	1,398,103	5,128,910

(1) Investments in mutual fund shares, at cost	$16,830,729	$518,709	$4,216,655	$563,772,737	$118,633,676	$32,783,481	$55,274,149

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
ASSETS:
Investments at fair value (1)	$101,176,607	$43,598,489	$9,657,196	$700,391	$12,897	$273,732	$102,015
Receivable from the Contracts	10,964	-	-	-	-	-	-
Receivable from the fund manager	-	3,590	678	13	-	104	3
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	8,709	-	-	-	-	-
Total assets	101,187,571	43,610,788	9,657,874	700,404	12,897	273,836	102,018

LIABILITIES:
Payable to the Contracts	-	3,590	678	13	-	104	3
Payable to the fund manager	10,964	-	-	-	-	-	-
Payable to the Company	16,977	-	14	1	-	1	4
Total liabilities	27,941	3,590	692	14	-	105	7

NET ASSETS	$101,159,630	$43,607,198	$9,657,182	$700,390	$12,897	$273,731	$102,011

ANALYSIS OF NET ASSETS
Accumulation period	$101,150,285	$43,558,111	$9,657,182	$700,390	$12,897	$273,731	$102,011
Annuity period	9,345	49,087	-	-	-	-	-
Total net assets	$101,159,630	$43,607,198	$9,657,182	$700,390	$12,897	$273,731	$102,011

Fair value per share (NAV)	$18.58	$26.45	$13.09	$8.40	$8.57	$10.68	$30.35
Shares outstanding in the Separate Account	5,445,458	1,648,336	737,754	83,350	1,506	25,621	3,361

(1) Investments in mutual fund shares, at cost	$83,235,117	$32,247,415	$9,857,702	$654,966	$12,600	$265,644	$74,023

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS Core Equity Portfolio, Service Class	MFS Emerging Markets Equity Portfolio, Service Class	MFS Global Real Estate Portfolio, Service Class	MFS Growth Series, Initial Class	MFS Growth Series, Service Class	MFS International Growth Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$55,794	$2,919,206	$230,278	$310,644	$6,652,687	$50,343,885	$2,835,161
Receivable from the Contracts	-	23,942	-	-	-	-	12,575
Receivable from the fund manager	4	-	11	104	12,524	37,497	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	1	5	-	-	-	-
Total assets	55,798	2,943,149	230,294	310,748	6,665,211	50,381,382	2,847,736

LIABILITIES:
Payable to the Contracts	4	-	11	104	12,524	37,497	-
Payable to the fund manager	-	23,942	-	-	-	-	12,575
Payable to the Company	-	-	-	1	73	2,181	3
Total liabilities	4	23,942	11	105	12,597	39,678	12,578

NET ASSETS	$55,794	$2,919,207	$230,283	$310,643	$6,652,614	$50,341,704	$2,835,158

ANALYSIS OF NET ASSETS
Accumulation period	$55,794	$2,919,207	$230,283	$310,643	$6,652,614	$50,317,837	$2,835,158
Annuity period	-	-	-	-	-	23,867	-
Total net assets	$55,794	$2,919,207	$230,283	$310,643	$6,652,614	$50,341,704	$2,835,158

Fair value per share (NAV)	$9.77	$30.99	$13.33	$15.24	$73.31	$67.08	$15.52
Shares outstanding in the Separate Account	5,711	94,198	17,276	20,383	90,747	750,505	182,678

(1) Investments in mutual fund shares, at cost	$55,819	$2,774,309	$247,155	$305,880	$2,433,940	$25,213,623	$2,794,782

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class	MFS Mid Cap Value Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$16,120,992	$4,804,850	$37,732,448	$1,681,409	$30,022,345	$1,334,295	$1,244,374
Receivable from the Contracts	-	-	-	-	-	4,932	-
Receivable from the fund manager	52,959	182	35,843	63	1,807	-	38
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	16,173,951	4,805,032	37,768,291	1,681,472	30,024,152	1,339,227	1,244,412

LIABILITIES:
Payable to the Contracts	52,959	182	35,843	63	1,807	-	38
Payable to the fund manager	-	-	-	-	-	4,932	-
Payable to the Company	1,870	7,132	1,755	69	226	-	-
Total liabilities	54,829	7,314	37,598	132	2,033	4,932	38

NET ASSETS	$16,119,122	$4,797,718	$37,730,693	$1,681,340	$30,022,119	$1,334,295	$1,244,374

ANALYSIS OF NET ASSETS
Accumulation period	$16,087,145	$4,791,139	$37,706,536	$1,681,340	$30,000,447	$1,334,295	$1,244,374
Annuity period	31,977	6,579	24,157	-	21,672	-	-
Total net assets	$16,119,122	$4,797,718	$37,730,693	$1,681,340	$30,022,119	$1,334,295	$1,244,374

Fair value per share (NAV)	$29.17	$39.74	$38.89	$23.95	$23.33	$7.86	$10.42
Shares outstanding in the Separate Account	552,657	120,907	970,235	70,205	1,286,856	169,758	119,422

(1) Investments in mutual fund shares, at cost	$9,870,737	$2,262,092	$18,824,478	$1,309,062	$23,404,777	$1,325,809	$1,252,823

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class	MFS Research International Portfolio, Service Class	MFS Research Series, Initial Class	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class
ASSETS:
Investments at fair value (1)	$1,961,392	$41,924,882	$562,458	$5,230,872	$3,237,749	$269,152,316	$12,967,748
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	76	2,212	10	6,755	122	219,334	484
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	4,669
Total assets	1,961,468	41,927,094	562,468	5,237,627	3,237,871	269,371,650	12,972,901

LIABILITIES:
Payable to the Contracts	76	2,212	10	6,755	122	219,334	484
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	67	71	-	6,770	81	8,114	-
Total liabilities	143	2,283	10	13,525	203	227,448	484

NET ASSETS	$1,961,325	$41,924,811	$562,458	$5,224,102	$3,237,668	$269,144,202	$12,972,417

ANALYSIS OF NET ASSETS
Accumulation period	$1,955,641	$41,912,408	$562,458	$5,223,862	$3,237,668	$269,059,329	$12,808,753
Annuity period	5,684	12,403	-	240	-	84,873	163,664
Total net assets	$1,961,325	$41,924,811	$562,458	$5,224,102	$3,237,668	$269,144,202	$12,972,417

Fair value per share (NAV)	$13.81	$10.75	$16.86	$35.59	$34.81	$11.27	$23.27
Shares outstanding in the Separate Account	142,027	3,899,989	33,360	146,976	93,012	23,882,193	557,273

(1) Investments in mutual fund shares, at cost	$2,138,646	$57,047,028	$586,376	$2,746,495	$1,734,278	$305,958,195	$10,110,035

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Initial Class	MFS Utilities Series, Service Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Strategist Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO All Asset Portfolio
ASSETS:
Investments at fair value (1)	$37,807,319	$1,657,575	$16,273,297	$130,583,586	$399,608	$77,987	$3,639,678
Receivable from the Contracts	342	-	-	-	-	-	-
Receivable from the fund manager	-	58	2,402	80,405	13	3	163
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	37,807,661	1,657,633	16,275,699	130,663,991	399,621	77,990	3,639,841

LIABILITIES:
Payable to the Contracts	-	58	2,402	80,405	13	3	163
Payable to the fund manager	342	-	-	-	-	-	-
Payable to the Company	10,647	65	1,838	2,495	3	-	20
Total liabilities	10,989	123	4,240	82,900	16	3	183

NET ASSETS	$37,796,672	$1,657,510	$16,271,459	$130,581,091	$399,605	$77,987	$3,639,658

ANALYSIS OF NET ASSETS
Accumulation period	$37,787,795	$1,657,510	$16,269,233	$130,527,325	$399,605	$77,987	$3,639,658
Annuity period	8,877	-	2,226	53,766	-	-	-
Total net assets	$37,796,672	$1,657,510	$16,271,459	$130,581,091	$399,605	$77,987	$3,639,658

Fair value per share (NAV)	$22.64	$34.22	$33.42	$21.01	$9.12	$14.81	$8.94
Shares outstanding in the Separate Account	1,669,935	48,439	486,933	6,215,306	43,817	5,266	407,123

(1) Investments in mutual fund shares, at cost	$31,401,387	$1,136,033	$11,343,838	$78,324,315	$360,388	$50,130	$3,882,081

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$5,087	$4,987,551	$762,141	$2,836,715	$17,473,521	$116,941,293	$204,512,524
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	6	243	49	548	31,879	32,026	14,679
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	5,093	4,987,794	762,190	2,837,263	17,505,400	116,973,319	204,527,203

LIABILITIES:
Payable to the Contracts	6	243	49	548	31,879	32,026	14,679
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	61	7	8	221	220	1,557
Total liabilities	7	304	56	556	32,100	32,246	16,236

NET ASSETS	$5,086	$4,987,490	$762,134	$2,836,707	$17,473,300	$116,941,073	$204,510,967

ANALYSIS OF NET ASSETS
Accumulation period	$5,086	$4,987,490	$762,134	$2,836,707	$17,473,300	$116,941,073	$204,453,585
Annuity period	-	-	-	-	-	-	57,382
Total net assets	$5,086	$4,987,490	$762,134	$2,836,707	$17,473,300	$116,941,073	$204,510,967

Fair value per share (NAV)	$5.56	$6.40	$7.24	$9.89	$7.27	$9.64	$11.51
Shares outstanding in the Separate Account	915	779,305	105,268	286,827	2,403,510	12,130,840	17,768,247

(1) Investments in mutual fund shares, at cost	$6,512	$7,110,091	$752,755	$2,886,614	$30,030,127	$125,426,484	$243,304,571

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$84,981,863	$568,261,892	$37,656,571	$40,535,133	$700,424,128	$13,299,643	$116,683,046
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	868	26,970	20,356	1,711	227,165	620	6,087
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	41	-	-
Total assets	84,982,731	568,288,862	37,676,927	40,536,844	700,651,334	13,300,263	116,689,133

LIABILITIES:
Payable to the Contracts	868	26,970	20,356	1,711	227,165	620	6,087
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	136	2,458	151	36	-	199	1,343
Total liabilities	1,004	29,428	20,507	1,747	227,165	819	7,430

NET ASSETS	$84,981,727	$568,259,434	$37,656,420	$40,535,097	$700,424,169	$13,299,444	$116,681,703

ANALYSIS OF NET ASSETS
Accumulation period	$84,981,727	$568,192,677	$37,656,420	$40,535,097	$700,424,169	$13,299,444	$116,642,531
Annuity period	-	66,757	-	-	-	-	39,172
Total net assets	$84,981,727	$568,259,434	$37,656,420	$40,535,097	$700,424,169	$13,299,444	$116,681,703

Fair value per share (NAV)	$10.32	$9.04	$11.55	$14.43	$13.51	$9.41	$9.21
Shares outstanding in the Separate Account	8,234,677	62,860,829	3,260,309	2,809,088	51,844,865	1,413,352	12,669,169

(1) Investments in mutual fund shares, at cost	$84,234,320	$698,040,622	$35,911,031	$30,870,503	$633,277,855	$13,533,436	$119,518,177

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Rydex Commodities Strategy	Rydex Inverse Government Long Bond Strategy	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Mid-Cap Growth Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio
ASSETS:
Investments at fair value (1)	$9,968	$9,305	$2,338,212	$69,803,406	$18,200,546	$4,707,313	$22,063,758
Receivable from the Contracts	-	-	-	48,381	28,891	-	40,335
Receivable from the fund manager	-	-	54	-	-	306	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	9,968	9,305	2,338,266	69,851,787	18,229,437	4,707,619	22,104,093

LIABILITIES:
Payable to the Contracts	-	-	54	-	-	306	-
Payable to the fund manager	-	-	-	48,381	28,891	-	40,335
Payable to the Company	1	5	23	43	50	-	1
Total liabilities	1	5	77	48,424	28,941	306	40,336

NET ASSETS	$9,967	$9,300	$2,338,189	$69,803,363	$18,200,496	$4,707,313	$22,063,757

ANALYSIS OF NET ASSETS
Accumulation period	$9,967	$9,300	$2,338,189	$69,803,363	$18,200,496	$4,707,313	$22,063,757
Annuity period	-	-	-	-	-	-	-
Total net assets	$9,967	$9,300	$2,338,189	$69,803,363	$18,200,496	$4,707,313	$22,063,757

Fair value per share (NAV)	$88.95	$115.24	$38.34	$56.35	$47.62	$26.59	$20.94
Shares outstanding in the Separate Account	112	81	60,986	1,238,747	382,204	177,033	1,053,666

(1) Investments in mutual fund shares, at cost	$16,473	$10,489	$2,184,339	$56,936,349	$20,553,703	$4,984,188	$21,446,082

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	VanEck VIP Global Resources Fund, Class I	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio
ASSETS:
Investments at fair value (1)	$8,394,970	$51,539,802	$150,067,610	$69,848,481	$4,792	$709,634	$254,863
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	456	11,458	90,112	121,753	-	1,011	397
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	10	-	-	-	2	-	-
Total assets	8,395,436	51,551,260	150,157,722	69,970,234	4,794	710,645	255,260

LIABILITIES:
Payable to the Contracts	456	11,458	90,112	121,753	-	1,011	397
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	321	347	6,155	-	6	2
Total liabilities	456	11,779	90,459	127,908	-	1,017	399

NET ASSETS	$8,394,980	$51,539,481	$150,067,263	$69,842,326	$4,794	$709,628	$254,861

ANALYSIS OF NET ASSETS
Accumulation period	$8,394,980	$51,539,481	$150,053,139	$69,780,400	$4,794	$709,628	$254,861
Annuity period	-	-	14,124	61,926	-	-	-
Total net assets	$8,394,980	$51,539,481	$150,067,263	$69,842,326	$4,794	$709,628	$254,861

Fair value per share (NAV)	$8.45	$13.76	$11.38	$12.48	$25.18	$24.77	$50.94
Shares outstanding in the Separate Account	993,488	3,745,625	13,186,960	5,596,833	190	28,649	5,003

(1) Investments in mutual fund shares, at cost	$8,268,858	$57,291,708	$241,990,030	$62,802,847	$2,078	$760,374	$240,106

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio
ASSETS:
Investments at fair value (1)	$1,598,978	$409,813	$1,055,104	$2,794,920	$272,893	$2,424,390	$198,201
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	644	710	1,513	1,045	116	1,851	359
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	11	-
Total assets	1,599,622	410,523	1,056,617	2,795,965	273,009	2,426,252	198,560

LIABILITIES:
Payable to the Contracts	644	710	1,513	1,045	116	1,851	359
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	6	3	4	18	1	-	1
Total liabilities	650	713	1,517	1,063	117	1,851	360

NET ASSETS	$1,598,972	$409,810	$1,055,100	$2,794,902	$272,892	$2,424,401	$198,200

ANALYSIS OF NET ASSETS
Accumulation period	$1,598,972	$409,810	$1,055,100	$2,794,902	$272,892	$2,424,401	$198,200
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,598,972	$409,810	$1,055,100	$2,794,902	$272,892	$2,424,401	$198,200

Fair value per share (NAV)	$24.93	$16.65	$25.06	$72.14	$18.41	$33.64	$7.40
Shares outstanding in the Separate Account	64,139	24,613	42,103	38,743	14,823	72,069	26,784

(1) Investments in mutual fund shares, at cost	$1,585,537	$351,711	$1,019,520	$2,188,611	$287,805	$2,044,795	$208,180

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio
ASSETS:
Investments at fair value (1)	$1,202,299	$1,561,400	$687,611	$1,571,461	$634,520	$2,482,752	$3,496,040
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	502	770	1,735	543	259	886	722
Receivable from dividends	-	-	-	185	-	-	-
Receivable from the Company	-	-	-	4	-	-	-
Total assets	1,202,801	1,562,170	689,346	1,572,193	634,779	2,483,638	3,496,762

LIABILITIES:
Payable to the Contracts	502	770	1,735	543	259	886	722
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	7	10	3	-	6	3	-
Total liabilities	509	780	1,738	543	265	889	722

NET ASSETS	$1,202,292	$1,561,390	$687,608	$1,571,650	$634,514	$2,482,749	$3,496,040

ANALYSIS OF NET ASSETS
Accumulation period	$1,202,292	$1,561,390	$687,608	$1,571,650	$634,514	$2,482,749	$3,496,040
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,202,292	$1,561,390	$687,608	$1,571,650	$634,514	$2,482,749	$3,496,040

Fair value per share (NAV)	$25.60	$26.84	$30.75	$1.00	$11.74	$10.42	$10.46
Shares outstanding in the Separate Account	46,965	58,174	22,361	1,571,461	54,048	238,268	334,229

(1) Investments in mutual fund shares, at cost	$1,402,591	$1,494,064	$734,669	$1,571,461	$693,815	$2,504,711	$3,684,245

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II
ASSETS:
Investments at fair value (1)	$1,919,886	$4,224,937	$4,565,814
Receivable from the Contracts	-	-	-
Receivable from the fund manager	2,015	3,181	288
Receivable from dividends	-	-	-
Receivable from the Company	1	-	-
Total assets	1,921,902	4,228,118	4,566,102

LIABILITIES:
Payable to the Contracts	2,015	3,181	288
Payable to the fund manager	-	-	-
Payable to the Company	-	26	50
Total liabilities	2,015	3,207	338

NET ASSETS	$1,919,887	$4,224,911	$4,565,764

ANALYSIS OF NET ASSETS
Accumulation period	$1,919,887	$4,224,911	$4,565,764
Annuity period	-	-	-
Total net assets	$1,919,887	$4,224,911	$4,565,764

Fair value per share (NAV)	$21.38	$56.16	$4.52
Shares outstanding in the Separate Account	89,798	75,230	1,010,136

(1) Investments in mutual fund shares, at cost	$1,886,290	$3,664,789	$5,502,805

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Balanced Hedged Allocation Portfolio, Class B	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American High-Income Trust, Class 2	American Funds IS American High-Income Trust, Class 4
INVESTMENT INCOME:
Dividend income	$-	$6,495	$-	$29,074	$-	$54,837	$273,704

EXPENSES:
Mortality and expense risk and admin	183	8,727	354,790	21,408	6,072	5,933	21,772

NET INVESTMENT INCOME (LOSS)	(183)	(2,232)	(354,790)	7,666	(6,072)	48,904	251,932

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2)	11,780	363,042	12,732	8,660	99	226
Capital gain distributions	-	51,179	2,153,692	81,807	-	-	-

Net realized gain (loss) on investments	(2)	62,959	2,516,734	94,539	8,660	99	226

Change in net unrealized appreciation (depreciation) on investments	(1,532)	26,084	6,568,452	137,574	105,135	17,007	10,810

Net realized and unrealized gain (loss) on investments	(1,534)	89,043	9,085,186	232,113	113,795	17,106	11,036

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,717)	$86,811	$8,730,396	$239,779	$107,723	$66,010	$262,968

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 2
INVESTMENT INCOME:
Dividend income	$1,922,914	$2,085,069	$262,079	$805,531	$9,754	$67,260	$114,697

EXPENSES:
Mortality and expense risk and admin	817,405	711,369	63,694	180,355	3,468	16,565	55,925

NET INVESTMENT INCOME (LOSS)	1,105,509	1,373,700	198,385	625,176	6,286	50,695	58,772

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,071,254	195,822	69,182	110,913	322	2,721	154,279
Capital gain distributions	3,899,862	3,414,995	-	-	-	-	-

Net realized gain (loss) on investments	5,971,116	3,610,817	69,182	110,913	322	2,721	154,279

Change in net unrealized appreciation (depreciation) on investments	5,930,766	6,028,713	432,564	1,096,979	(23,951)	(153,628)	661,779

Net realized and unrealized gain (loss) on investments	11,901,882	9,639,530	501,746	1,207,892	(23,629)	(150,907)	816,058

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,007,391	$11,013,230	$700,131	$1,833,068	$(17,343)	$(100,212)	$874,830

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Balanced Fund, Class 4	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 2
INVESTMENT INCOME:
Dividend income	$154,455	$46,815	$1,461,606	$1,422,952	$75,123	$20,388	$234,522

EXPENSES:
Mortality and expense risk and admin	72,907	8,519	822,672	687,047	57,311	19,140	563,667

NET INVESTMENT INCOME (LOSS)	81,548	38,296	638,934	735,905	17,812	1,248	(329,145)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(60,109)	215	3,439,868	96,270	61,383	7,829	3,065,330
Capital gain distributions	-	-	2,788,432	2,214,328	260,314	86,760	1,631,245

Net realized gain (loss) on investments	(60,109)	215	6,228,300	2,310,598	321,697	94,589	4,696,575

Change in net unrealized appreciation (depreciation) on investments	779,971	(91,463)	4,994,189	3,265,960	(227,416)	(71,507)	14,677,355

Net realized and unrealized gain (loss) on investments	719,862	(91,248)	11,222,489	5,576,558	94,281	23,082	19,373,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$801,410	$(52,952)	$11,861,423	$6,312,463	$112,093	$24,330	$19,044,785

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS International Fund, Class 4	American Funds IS International Growth and Income Fund, Class 2	American Funds IS International Growth and Income Fund, Class 4
INVESTMENT INCOME:
Dividend income	$197,723	$236,379	$725,240	$114,062	$193,862	$27,641	$38,543

EXPENSES:
Mortality and expense risk and admin	981,308	165,461	502,286	81,772	101,498	8,222	9,991

NET INVESTMENT INCOME (LOSS)	(783,585)	70,918	222,954	32,290	92,364	19,419	28,552

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,684,081	257,361	366,660	85,810	3,073	5,034	(1,026)
Capital gain distributions	2,535,530	965,515	2,554,344	-	-	-	-

Net realized gain (loss) on investments	5,219,611	1,222,876	2,921,004	85,810	3,073	5,034	(1,026)

Change in net unrealized appreciation (depreciation) on investments	25,148,827	3,160,654	8,061,855	156,262	(527,535)	3,924	(29,154)

Net realized and unrealized gain (loss) on investments	30,368,438	4,383,530	10,982,859	242,072	(524,462)	8,958	(30,180)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,584,853	$4,454,448	$11,205,813	$274,362	$(432,098)	$28,377	$(1,628)

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS New World Fund, Class 2	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 2	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 2
INVESTMENT INCOME:
Dividend income	$136,003	$17,883	$1,754,693	$3,663,129	$158,312	$587,231	$702,402

EXPENSES:
Mortality and expense risk and admin	80,312	9,753	319,331	510,701	30,499	95,858	361,787

NET INVESTMENT INCOME (LOSS)	55,691	8,130	1,435,362	3,152,428	127,813	491,373	340,615

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	92,488	1,410	21,396	(12,142)	563	(58,969)	755,960
Capital gain distributions	45,311	5,348	-	-	-	-	362,851

Net realized gain (loss) on investments	137,799	6,758	21,396	(12,142)	563	(58,969)	1,118,811

Change in net unrealized appreciation (depreciation) on investments	364,512	25,904	(1,270,943)	(3,132,258)	(129,554)	(510,098)	5,954,514

Net realized and unrealized gain (loss) on investments	502,311	32,662	(1,249,547)	(3,144,400)	(128,991)	(569,067)	7,073,325

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$558,002	$40,792	$185,815	$8,028	$(1,178)	$(77,694)	$7,413,940

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Advantage SMID Cap V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio	ClearBridge Variable Dividend Strategy Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$598,039	$488,474	$29,431	$667,420	$12,405	$14,073	$5,133

EXPENSES:
Mortality and expense risk and admin	249,293	133,890	7,959	286,844	13,034	12,167	4,590

NET INVESTMENT INCOME (LOSS)	348,746	354,584	21,472	380,576	(629)	1,906	543

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	92,590	63,575	(33)	33,317	2,018	80,521	3,349
Capital gain distributions	243,307	1,311,060	-	3,574,450	-	14,500	49,741

Net realized gain (loss) on investments	335,897	1,374,635	(33)	3,607,767	2,018	95,021	53,090

Change in net unrealized appreciation (depreciation) on investments	3,855,197	(224,290)	87,415	(1,509,956)	(16,610)	50,887	3,469

Net realized and unrealized gain (loss) on investments	4,191,094	1,150,345	87,382	2,097,811	(14,592)	145,908	56,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,539,840	$1,504,929	$108,854	$2,478,387	$(15,221)	$147,814	$57,102

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$165,584	$-	$-	$44,288	$103,774	$34,389

EXPENSES:
Mortality and expense risk and admin	10,385	497,566	201,774	71,877	5,484	25,083	7,371

NET INVESTMENT INCOME (LOSS)	(10,385)	(331,982)	(201,774)	(71,877)	38,804	78,691	27,018

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	42,179	962,480	(279,727)	186,880	4,915	2,658	234
Capital gain distributions	44,302	1,030,008	717,053	-	-	-	-

Net realized gain (loss) on investments	86,481	1,992,488	437,326	186,880	4,915	2,658	234

Change in net unrealized appreciation (depreciation) on investments	135,728	1,901,248	100,320	914,316	(3,921)	(70,291)	7,056

Net realized and unrealized gain (loss) on investments	222,209	3,893,736	537,646	1,101,196	994	(67,633)	7,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$211,824	$3,561,754	$335,872	$1,029,319	$39,798	$11,058	$34,308

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio
INVESTMENT INCOME:
Dividend income	$-	$-	$994,932	$6,511	$88,862	$48,375	$44,578

EXPENSES:
Mortality and expense risk and admin	10,539	55,712	180,282	1,034	4,930	2,828	3,657

NET INVESTMENT INCOME (LOSS)	(10,539)	(55,712)	814,650	5,477	83,932	45,547	40,921

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	20,548	1,121	5,756	885	216	19,768	(503)
Capital gain distributions	-	469,408	-	4,116	-	10,330	34,863

Net realized gain (loss) on investments	20,548	470,529	5,756	5,001	216	30,098	34,360

Change in net unrealized appreciation (depreciation) on investments	124,094	579,470	(71,558)	35,720	(3,664)	2,749	(40,777)

Net realized and unrealized gain (loss) on investments	144,642	1,049,999	(65,802)	40,721	(3,448)	32,847	(6,417)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,103	$994,287	$748,848	$46,198	$80,484	$78,394	$34,504

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$71,484	$117,739	$88,744	$32,376	$418,946	$46,212	$1,172,637

EXPENSES:
Mortality and expense risk and admin	5,097	6,992	12,092	6,597	106,962	11,141	497,455

NET INVESTMENT INCOME (LOSS)	66,387	110,747	76,652	25,779	311,984	35,071	675,182

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,502	2,565	12,117	13,086	2,558	272	247,056
Capital gain distributions	36,893	-	447,126	157,716	151,526	7,912	1,587,824

Net realized gain (loss) on investments	38,395	2,565	459,243	170,802	154,084	8,184	1,834,880

Change in net unrealized appreciation (depreciation) on investments	(11,374)	3,328	(74,680)	(21,950)	686,056	26,657	4,826,088

Net realized and unrealized gain (loss) on investments	27,021	5,893	384,563	148,852	840,140	34,841	6,660,968

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,408	$116,640	$461,215	$174,631	$1,152,124	$69,912	$7,336,150

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$260,359	$100,395	$298	$361	$28,451	$79,955	$6,689

EXPENSES:
Mortality and expense risk and admin	50,896	2,971,207	113	349	14,921	56,125	2,928

NET INVESTMENT INCOME (LOSS)	209,463	(2,870,812)	185	12	13,530	23,830	3,761

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(251)	26,117,847	4	74	7,509	157,703	384
Capital gain distributions	-	33,651,714	243	-	-	302,401	-

Net realized gain (loss) on investments	(251)	59,769,561	247	74	7,509	460,104	384

Change in net unrealized appreciation (depreciation) on investments	(198,093)	22,676,717	33	2,858	(19,387)	196,922	45,500

Net realized and unrealized gain (loss) on investments	(198,344)	82,446,278	280	2,932	(11,878)	657,026	45,884

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,119	$79,575,466	$465	$2,944	$1,652	$680,856	$49,645

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$42,676	$64,771	$50,914	$47,883	$4,636	$6,195	$-

EXPENSES:
Mortality and expense risk and admin	7,347	20,626	15,890	11,193	6,755	3,280	32

NET INVESTMENT INCOME (LOSS)	35,329	44,145	35,024	36,690	(2,119)	2,915	(32)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	7,242	14,496	(32,208)	152	139,317	(21)	646
Capital gain distributions	23,818	68,505	-	-	-	31,180	-

Net realized gain (loss) on investments	31,060	83,001	(32,208)	152	139,317	31,159	646

Change in net unrealized appreciation (depreciation) on investments	(55,106)	20,600	42,773	75,559	(55,505)	(1,777)	1,993

Net realized and unrealized gain (loss) on investments	(24,046)	103,601	10,565	75,711	83,812	29,382	2,639

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,283	$147,746	$45,589	$112,401	$81,693	$32,297	$2,607

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP High Income Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$-	$-	$12,879	$7,170,175	$3,718	$71,161	$9,007,852

EXPENSES:
Mortality and expense risk and admin	42,213	19,064	996	6,778,501	3,470	14,550	2,586,527

NET INVESTMENT INCOME (LOSS)	(42,213)	(19,064)	11,883	391,674	248	56,611	6,421,325

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	175,435	7,157	4	35,632,451	259	668	(1,718,343)
Capital gain distributions	1,013,598	-	-	415,188	-	-	-

Net realized gain (loss) on investments	1,189,033	7,157	4	36,047,639	259	668	(1,718,343)

Change in net unrealized appreciation (depreciation) on investments	(272,667)	75,380	(7,691)	105,501,992	36,699	(5,033)	(3,276,550)

Net realized and unrealized gain (loss) on investments	916,366	82,537	(7,687)	141,549,631	36,958	(4,365)	(4,994,893)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$874,153	$63,473	$4,196	$141,941,305	$37,206	$52,246	$1,426,432

Note: Totals may not appear to foot/crossfoot due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Strategic Income Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$707,811	$11,587	$7,232	$-	$50,032	$5,706	$13,383

EXPENSES:
Mortality and expense risk and admin	2,276,879	1,758	4,685	102,266	28,624	1,993	10,761

NET INVESTMENT INCOME (LOSS)	(1,569,068)	9,829	2,547	(102,266)	21,408	3,713	2,622

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6,010,229	5	7,084	34,181	10,874	3,998	5,162
Capital gain distributions	27,898,075	-	3,776	537,893	-	14,177	231,930

Net realized gain (loss) on investments	33,908,304	5	10,860	572,074	10,874	18,175	237,092

Change in net unrealized appreciation (depreciation) on investments	429,487	(6,247)	19,471	3,615,318	731,528	47,655	(137,097)

Net realized and unrealized gain (loss) on investments	34,337,791	(6,242)	30,331	4,187,392	742,402	65,830	99,995

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,768,723	$3,587	$32,878	$4,085,126	$763,810	$69,543	$102,617

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$7,413,541	$58,548	$8,455,724	$3,257,614	$461,202	$-

EXPENSES:
Mortality and expense risk and admin	540,022	1,499,737	31,274	4,625,700	3,222,582	500,806	353,097

NET INVESTMENT INCOME (LOSS)	(540,022)	5,913,804	27,274	3,830,024	35,032	(39,604)	(353,097)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,622,478	486,741	36,454	5,584,534	5,195,514	567,776	783,267
Capital gain distributions	-	607,398	246,022	8,793,242	15,499,562	1,139,939	-

Net realized gain (loss) on investments	3,622,478	1,094,139	282,476	14,377,776	20,695,076	1,707,715	783,267

Change in net unrealized appreciation (depreciation) on investments	11,171,882	1,242,223	(175,900)	25,088,106	8,399,776	3,394,137	2,693,651

Net realized and unrealized gain (loss) on investments	14,794,360	2,336,362	106,576	39,465,882	29,094,852	5,101,852	3,476,918

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,254,338	$8,250,166	$133,850	$43,295,906	$29,129,884	$5,062,248	$3,123,821

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares
INVESTMENT INCOME:
Dividend income	$259,341	$9,411,089	$1,003,455	$507,829	$748,380	$434,169	$867,844

EXPENSES:
Mortality and expense risk and admin	56,073	3,147,762	262,431	186,837	291,435	366,948	860,537

NET INVESTMENT INCOME (LOSS)	203,268	6,263,327	741,024	320,992	456,945	67,221	7,307

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(24,407)	(4,593,745)	(243,510)	(724,441)	1,300,659	213,588	1,503,412
Capital gain distributions	-	-	-	590,808	959,084	3,748,806	9,075,786

Net realized gain (loss) on investments	(24,407)	(4,593,745)	(243,510)	(133,633)	2,259,743	3,962,394	10,579,198

Change in net unrealized appreciation (depreciation) on investments	(17,917)	(537,694)	(517,164)	765,884	(1,094,728)	663,132	1,152,361

Net realized and unrealized gain (loss) on investments	(42,324)	(5,131,439)	(760,674)	632,251	1,165,015	4,625,526	11,731,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$160,944	$1,131,888	$(19,650)	$953,243	$1,621,960	$4,692,747	$11,738,866

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares
INVESTMENT INCOME:
Dividend income	$-	$56,370	$694,940	$175,789	$72,919	$-	$-

EXPENSES:
Mortality and expense risk and admin	511,536	53,435	1,057,204	223,279	83,934	364,600	1,735,087

NET INVESTMENT INCOME (LOSS)	(511,536)	2,935	(362,264)	(47,490)	(11,015)	(364,600)	(1,735,087)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,630)	34,943	1,680,782	192,135	790,861	942,628	6,578,520
Capital gain distributions	5,368,191	322,283	5,375,674	1,453,394	774,167	2,446,952	13,224,986

Net realized gain (loss) on investments	5,366,561	357,226	7,056,456	1,645,529	1,565,028	3,389,580	19,803,506

Change in net unrealized appreciation (depreciation) on investments	3,377,524	249,311	3,710,011	1,350,689	142,584	5,334,514	25,853,809

Net realized and unrealized gain (loss) on investments	8,744,085	606,537	10,766,467	2,996,218	1,707,612	8,724,094	45,657,315

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,232,549	$609,472	$10,404,203	$2,948,728	$1,696,597	$8,359,494	$43,922,228

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Guggenheim Floating Rate Strategies, Series F	Guggenheim Global Managed Futures Strategy Fund	Guggenheim Long Short Equity Fund	Guggenheim Multi-Hedge Strategies Fund
INVESTMENT INCOME:
Dividend income	$187,569	$161,621	$2,626	$235,224	$10,092	$137	$18,068

EXPENSES:
Mortality and expense risk and admin	86,838	336,632	8,429	30,899	3,367	668	4,094

NET INVESTMENT INCOME (LOSS)	100,731	(175,011)	(5,803)	204,325	6,725	(531)	13,974

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	17,025	1,949,292	49,505	1,935	(30,645)	26,756	15,051
Capital gain distributions	-	3,491,635	85,955	-	5,395	-	-

Net realized gain (loss) on investments	17,025	5,440,927	135,460	1,935	(25,250)	26,756	15,051

Change in net unrealized appreciation (depreciation) on investments	488,368	650,952	37,700	(33,743)	15,324	(14,421)	(41,530)

Net realized and unrealized gain (loss) on investments	505,393	6,091,879	173,160	(31,808)	(9,926)	12,335	(26,479)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$606,124	$5,916,868	$167,357	$172,517	$(3,201)	$11,804	$(12,505)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Comstock Fund, Series I
INVESTMENT INCOME:
Dividend income	$-	$-	$542,142	$2,771,153	$-	$-	$370,209

EXPENSES:
Mortality and expense risk and admin	74,865	27,525	678,281	666,899	115,232	536,481	263,852

NET INVESTMENT INCOME (LOSS)	(74,865)	(27,525)	(136,139)	2,104,254	(115,232)	(536,481)	106,357

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	325,501	147,081	4,001,616	(2,009,783)	556,010	5,233,753	823,968
Capital gain distributions	-	-	1,625,581	-	-	-	1,496,729

Net realized gain (loss) on investments	325,501	147,081	5,627,197	(2,009,783)	556,010	5,233,753	2,320,697

Change in net unrealized appreciation (depreciation) on investments	1,576,876	653,381	13,098,093	1,100,668	1,908,454	10,672,063	411,432

Net realized and unrealized gain (loss) on investments	1,902,377	800,462	18,725,290	(909,115)	2,464,464	15,905,816	2,732,129

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,827,512	$772,937	$18,589,151	$1,195,139	$2,349,232	$15,369,335	$2,838,486

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I
INVESTMENT INCOME:
Dividend income	$2,094,382	$1,120,787	$-	$-	$4,029,211	$718,176	$-

EXPENSES:
Mortality and expense risk and admin	1,455,075	101,763	48,187	319,615	2,243,992	440,040	89,317

NET INVESTMENT INCOME (LOSS)	639,307	1,019,024	(48,187)	(319,615)	1,785,219	278,136	(89,317)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,070,641	633,607	151,339	1,349,759	2,884,239	1,328,092	529,659
Capital gain distributions	9,824,051	-	-	-	9,841,958	248,702	385,184

Net realized gain (loss) on investments	13,894,692	633,607	151,339	1,349,759	12,726,197	1,576,794	914,843

Change in net unrealized appreciation (depreciation) on investments	3,758,429	(834,924)	596,692	5,260,710	8,978,017	(1,817,075)	196,460

Net realized and unrealized gain (loss) on investments	17,653,121	(201,317)	748,031	6,610,469	21,704,214	(240,281)	1,111,303

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,292,428	$817,707	$699,844	$6,290,854	$23,489,433	$37,855	$1,021,986

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II
INVESTMENT INCOME:
Dividend income	$-	$211,577	$138,268	$5,365,165	$2,652,088	$346,604	$5,122,853

EXPENSES:
Mortality and expense risk and admin	2,524,896	96,023	65,392	2,191,754	1,034,297	306,219	4,552,791

NET INVESTMENT INCOME (LOSS)	(2,524,896)	115,554	72,876	3,173,411	1,617,791	40,385	570,062

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6,824,543	(225,951)	(76,228)	(4,043,198)	(675,079)	641,907	10,073,179
Capital gain distributions	13,249,903	-	-	-	-	1,487,668	26,341,290

Net realized gain (loss) on investments	20,074,446	(225,951)	(76,228)	(4,043,198)	(675,079)	2,129,575	36,414,469

Change in net unrealized appreciation (depreciation) on investments	15,099,934	(285,542)	83,078	4,295,991	(214,496)	1,170,233	22,944,608

Net realized and unrealized gain (loss) on investments	35,174,380	(511,493)	6,850	252,793	(889,575)	3,299,808	59,359,077

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,649,484	$(395,939)	$79,726	$3,426,204	$728,216	$3,340,193	$59,929,139

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Mid Cap Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Nasdaq 100 Buffer Fund, December Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I
INVESTMENT INCOME:
Dividend income	$-	$-	$1,040	$-	$-	$-	$11,340,583

EXPENSES:
Mortality and expense risk and admin	86,688	942,064	3,763	86,011	1	154,901	2,704,018

NET INVESTMENT INCOME (LOSS)	(86,688)	(942,064)	(2,723)	(86,011)	(1)	(154,901)	8,636,565

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	321,778	4,153,462	(689)	12,961	71	310,285	-
Capital gain distributions	662,863	9,681,529	20,832	577,898	-	861,819	-

Net realized gain (loss) on investments	984,641	13,834,991	20,143	590,859	71	1,172,104	-

Change in net unrealized appreciation (depreciation) on investments	479,456	7,243,538	49,103	743,104	-	1,652,553	-

Net realized and unrealized gain (loss) on investments	1,464,097	21,078,529	69,246	1,333,963	71	2,824,657	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,377,409	$20,136,465	$66,523	$1,247,952	$70	$2,669,756	$8,636,565

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Forty Fund, Class S	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio
INVESTMENT INCOME:
Dividend income	$303	$25	$23,706	$240,167	$1,422	$-	$27,507,042

EXPENSES:
Mortality and expense risk and admin	37,885	126	16,820	124,749	1,766	32,861	5,003,983

NET INVESTMENT INCOME (LOSS)	(37,582)	(101)	6,886	115,418	(344)	(32,861)	22,503,059

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	47	380	1,668	(5,299)	(488)	1,951	(2,535,938)
Capital gain distributions	184,150	66	-	-	8,943	-	-

Net realized gain (loss) on investments	184,197	446	1,668	(5,299)	8,455	1,951	(2,535,938)

Change in net unrealized appreciation (depreciation) on investments	456,920	701	(18,346)	1,019,635	9,435	577,756	6,614,829

Net realized and unrealized gain (loss) on investments	641,117	1,147	(16,678)	1,014,336	17,890	579,707	4,078,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$603,535	$1,046	$(9,792)	$1,129,754	$17,546	$546,846	$26,581,950

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II
INVESTMENT INCOME:
Dividend income	$936,017	$469,380	$-	$555,171	$199,332	$416,812	$12,324

EXPENSES:
Mortality and expense risk and admin	1,526,396	617,971	572,494	1,002,431	449,976	62,222	3,671

NET INVESTMENT INCOME (LOSS)	(590,379)	(148,591)	(572,494)	(447,260)	(250,644)	354,590	8,653

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,323,176	4,122,371	1,024,918	3,859,889	2,112,239	8,023	313
Capital gain distributions	7,092,338	4,076,124	-	5,732,570	4,481,330	-	-

Net realized gain (loss) on investments	10,415,514	8,198,495	1,024,918	9,592,459	6,593,569	8,023	313

Change in net unrealized appreciation (depreciation) on investments	10,449,176	2,143,533	14,548,605	11,049,189	(377,909)	(43,196)	42,622

Net realized and unrealized gain (loss) on investments	20,864,690	10,342,028	15,573,523	20,641,648	6,215,660	(35,173)	42,935

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,274,311	$10,193,437	$15,001,029	$20,194,388	$5,965,016	$319,417	$51,588

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS Core Equity Portfolio, Service Class	MFS Emerging Markets Equity Portfolio, Service Class	MFS Global Real Estate Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$123	$4,054	$-	$235	$7,892	$5,747	$4,397

EXPENSES:
Mortality and expense risk and admin	62	3,138	1,852	155	10,392	2,253	3,184

NET INVESTMENT INCOME (LOSS)	61	916	(1,852)	80	(2,500)	3,494	1,213

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1	100	17,549	(56)	(3,524)	1,817	57
Capital gain distributions	-	-	12,463	257	87,866	-	-

Net realized gain (loss) on investments	1	100	30,012	201	84,342	1,817	57

Change in net unrealized appreciation (depreciation) on investments	297	(1,162)	11,554	(24)	138,821	19,595	(9,509)

Net realized and unrealized gain (loss) on investments	298	(1,062)	41,566	177	223,163	21,412	(9,452)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$359	$(146)	$39,714	$257	$220,663	$24,906	$(8,239)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Growth Series, Initial Class	MFS Growth Series, Service Class	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$-	$13,731	$188,898	$35,609	$181,518	$5,827

EXPENSES:
Mortality and expense risk and admin	86,801	449,973	9,654	148,802	69,402	450,831	22,354

NET INVESTMENT INCOME (LOSS)	(86,801)	(449,973)	4,077	40,096	(33,793)	(269,313)	(16,527)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	254,774	4,075,553	(697)	1,029,269	360,430	3,575,557	35,908
Capital gain distributions	500,656	3,734,132	5,392	735,167	362,316	2,832,751	146,065

Net realized gain (loss) on investments	755,430	7,809,685	4,695	1,764,436	722,746	6,408,308	181,973

Change in net unrealized appreciation (depreciation) on investments	984,311	4,326,685	30,537	(820,554)	159,433	636,695	69,201

Net realized and unrealized gain (loss) on investments	1,739,741	12,136,370	35,232	943,882	882,179	7,045,003	251,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,652,940	$11,686,397	$39,309	$983,978	$848,386	$6,775,690	$234,647

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class	MFS Mid Cap Value Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class	MFS Research International Portfolio, Service Class	MFS Research Series, Initial Class
INVESTMENT INCOME:
Dividend income	$39,036	$-	$7,155	$-	$-	$4,604	$31,357

EXPENSES:
Mortality and expense risk and admin	269,439	3,877	3,583	28,433	493,959	1,617	70,020

NET INVESTMENT INCOME (LOSS)	(230,403)	(3,877)	3,572	(28,433)	(493,959)	2,987	(38,663)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,097,986	(174)	(8)	14,043	694,522	2	65,676
Capital gain distributions	2,715,835	44,564	28,964	-	-	-	301,491

Net realized gain (loss) on investments	3,813,821	44,390	28,956	14,043	694,522	2	367,167

Change in net unrealized appreciation (depreciation) on investments	711,570	7,663	(9,283)	114,377	2,156,612	(23,918)	492,987

Net realized and unrealized gain (loss) on investments	4,525,391	52,053	19,673	128,420	2,851,134	(23,916)	860,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,294,988	$48,176	$23,245	$99,987	$2,357,175	$(20,929)	$821,491

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Total Return Series, Service Class	MFS Utilities Series, Initial Class	MFS Utilities Series, Service Class	MFS Value Series, Service Class
INVESTMENT INCOME:
Dividend income	$12,166	$11,388,617	$339,971	$897,511	$38,039	$361,494	$1,983,279

EXPENSES:
Mortality and expense risk and admin	33,436	2,936,339	170,018	397,019	21,769	197,711	1,520,116

NET INVESTMENT INCOME (LOSS)	(21,270)	8,452,278	169,953	500,492	16,270	163,783	463,163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	136,954	(2,716,719)	354,911	714,230	29,752	524,282	6,067,480
Capital gain distributions	190,215	-	658,155	1,925,150	46,939	503,309	10,536,043

Net realized gain (loss) on investments	327,169	(2,716,719)	1,013,066	2,639,380	76,691	1,027,591	16,603,523

Change in net unrealized appreciation (depreciation) on investments	219,319	(2,037,440)	(294,551)	(684,112)	74,407	610,754	(3,044,785)

Net realized and unrealized gain (loss) on investments	546,488	(4,754,159)	718,515	1,955,268	151,098	1,638,345	13,558,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$525,218	$3,698,119	$888,468	$2,455,760	$167,368	$1,802,128	$14,021,901

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Morgan Stanley VIF Global Real Estate Portfolio, Class II	Morgan Stanley VIF Global Strategist Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO All Asset Portfolio	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class
INVESTMENT INCOME:
Dividend income	$102,398	$-	$-	$263,535	$109	$240,484	$28,707

EXPENSES:
Mortality and expense risk and admin	58,408	4,337	735	51,848	15	73,227	5,729

NET INVESTMENT INCOME (LOSS)	43,990	(4,337)	(735)	211,687	94	167,257	22,978

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	241,175	(150)	840	(136,503)	(6)	30,185	(3)
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	241,175	(150)	840	(136,503)	(6)	30,185	(3)

Change in net unrealized appreciation (depreciation) on investments	72,404	25,066	27,856	16,374	101	184,738	3,408

Net realized and unrealized gain (loss) on investments	313,579	24,916	28,696	(120,129)	95	214,923	3,405

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$357,569	$20,579	$27,961	$91,558	$189	$382,180	$26,383

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio
INVESTMENT INCOME:
Dividend income	$93,306	$500,573	$4,563,280	$5,357,713	$3,874,003	$22,853,003	$756,284

EXPENSES:
Mortality and expense risk and admin	15,282	209,040	1,162,788	2,323,649	789,492	6,159,789	412,983

NET INVESTMENT INCOME (LOSS)	78,024	291,533	3,400,492	3,034,064	3,084,511	16,693,214	343,301

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(9,449)	(554,089)	(552,937)	(2,348,621)	35,228	(7,371,226)	71,833
Capital gain distributions	-	-	-	-	-	-	317,995

Net realized gain (loss) on investments	(9,449)	(554,089)	(552,937)	(2,348,621)	35,228	(7,371,226)	389,828

Change in net unrealized appreciation (depreciation) on investments	(21,043)	(1,121,027)	1,043,676	1,390,049	650,335	(1,210,316)	1,551,718

Net realized and unrealized gain (loss) on investments	(30,492)	(1,675,116)	490,739	(958,572)	685,563	(8,581,542)	1,941,546

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,532	$(1,383,583)	$3,891,231	$2,075,492	$3,770,074	$8,111,672	$2,284,847

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio, Service Class	Rydex Commodities Strategy	Rydex Inverse Government Long Bond Strategy	T. Rowe Price All-Cap Opportunities Portfolio
INVESTMENT INCOME:
Dividend income	$659,977	$13,029,699	$-	$1,224,440	$412	$383	$1,631

EXPENSES:
Mortality and expense risk and admin	495,854	5,733,195	154,403	1,430,638	99	85	14,133

NET INVESTMENT INCOME (LOSS)	164,123	7,296,504	(154,403)	(206,198)	313	298	(12,502)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,253,792	4,925,712	334,273	54,069	(38)	12	14,218
Capital gain distributions	1,079,673	-	908,925	5,001,914	-	-	252,042

Net realized gain (loss) on investments	2,333,465	4,925,712	1,243,198	5,055,983	(38)	12	266,260

Change in net unrealized appreciation (depreciation) on investments	2,952,867	44,229,536	469,653	(2,072,400)	394	939	99,594

Net realized and unrealized gain (loss) on investments	5,286,332	49,155,248	1,712,851	2,983,583	356	951	365,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,450,455	$56,451,752	$1,558,448	$2,777,385	$669	$1,249	$353,352

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Mid-Cap Growth Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$393,403	$374,707	$1,553,171	$-

EXPENSES:
Mortality and expense risk and admin	362,850	111,897	18,244	103,344	97,469	663,144	1,832,402

NET INVESTMENT INCOME (LOSS)	(362,850)	(111,897)	(18,244)	290,059	277,238	890,027	(1,832,402)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	528,841	34,972	130	927	17,457	424,806	(6,468,967)
Capital gain distributions	2,958,517	1,675,023	440,939	597,571	72,012	-	-

Net realized gain (loss) on investments	3,487,358	1,709,995	441,069	598,498	89,469	424,806	(6,468,967)

Change in net unrealized appreciation (depreciation) on investments	9,774,739	(2,245,655)	(278,847)	194,803	221,965	(2,050,676)	(13,007,753)

Net realized and unrealized gain (loss) on investments	13,262,097	(535,660)	162,222	793,301	311,434	(1,625,870)	(19,476,720)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,899,247	$(647,557)	$143,978	$1,083,360	$588,672	$(735,843)	$(21,309,122)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Growth VIP Fund, Class 2	VanEck VIP Global Resources Fund, Class I	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio
INVESTMENT INCOME:
Dividend income	$733,202	$5,233	$24,876	$3,070	$42,383	$5,910	$23,924

EXPENSES:
Mortality and expense risk and admin	838,378	2,926	3,092	792	4,695	1,140	2,761

NET INVESTMENT INCOME (LOSS)	(105,176)	2,307	21,784	2,278	37,688	4,770	21,163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	987,216	75,938	45,703	2,405	298	633	300
Capital gain distributions	250,945	-	53,801	5,612	35,924	21,360	50,432

Net realized gain (loss) on investments	1,238,161	75,938	99,504	8,017	36,222	21,993	50,732

Change in net unrealized appreciation (depreciation) on investments	2,413,657	(67,939)	26,226	23,118	33,142	22,775	48,331

Net realized and unrealized gain (loss) on investments	3,651,818	7,999	125,730	31,135	69,364	44,768	99,063

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,546,642	$10,306	$147,514	$33,413	$107,052	$49,538	$120,226

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio
INVESTMENT INCOME:
Dividend income	$31,884	$7,900	$5,238	$11,848	$12,493	$18,534	$18,686

EXPENSES:
Mortality and expense risk and admin	7,626	814	6,058	605	3,315	4,063	2,235

NET INVESTMENT INCOME (LOSS)	24,258	7,086	(820)	11,243	9,178	14,471	16,451

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22,327	222	48,978	438	4,275	421	7,997
Capital gain distributions	91,155	294	-	-	33,072	15,447	15,194

Net realized gain (loss) on investments	113,482	516	48,978	438	37,347	15,868	23,191

Change in net unrealized appreciation (depreciation) on investments	405,862	(3,007)	510,979	58	38,887	148,202	33,317

Net realized and unrealized gain (loss) on investments	519,344	(2,491)	559,957	496	76,234	164,070	56,508

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$543,602	$4,595	$559,137	$11,739	$85,412	$178,541	$72,959

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment- Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$82,520	$16,382	$73,973	$75,221	$51,860	$47,209	$372,129

EXPENSES:
Mortality and expense risk and admin	4,916	1,662	6,597	8,671	5,253	10,967	54,093

NET INVESTMENT INCOME (LOSS)	77,604	14,720	67,376	66,550	46,607	36,242	318,036

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	2,170	15,187	1,833	(895)	7,142	2,677
Capital gain distributions	-	13,820	-	-	8,802	258,818	-

Net realized gain (loss) on investments	-	15,990	15,187	1,833	7,907	265,960	2,677

Change in net unrealized appreciation (depreciation) on investments	-	(10,198)	10,041	(48,908)	9,897	425,884	(418,374)

Net realized and unrealized gain (loss) on investments	-	5,792	25,228	(47,075)	17,804	691,844	(415,697)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,604	$20,512	$92,604	$19,475	$64,411	$728,086	$(97,661)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Balanced Hedged Allocation Portfolio, Class B	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American High-Income Trust, Class 2	American Funds IS American High-Income Trust, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(183)	$(2,232)	$(354,790)	$7,666	$(6,072)	$48,904	$251,932
Net realized gain (loss) on investments	(2)	62,959	2,516,734	94,539	8,660	99	226
Change in net unrealized appreciation (depreciation) on investments	(1,532)	26,084	6,568,452	137,574	105,135	17,007	10,810

Net increase (decrease) in net assets resulting from operations	(1,717)	86,811	8,730,396	239,779	107,723	66,010	262,968

CONTRACT TRANSACTIONS:
Contract owners' net payments	55,734	2,690	23,582,127	98,059	213,296	300	2,501,962
Contract maintenance charges	(183)	(3,521)	(707,976)	(9,992)	(2,686)	(4,140)	(57,361)
Contract owners' benefits	-	(84,973)	(1,137,330)	(243,267)	(16,871)	(1,407)	(6,354)
Net transfers (to) from the Company and/or Subaccounts	3,750	(53,106)	7,512,039	550,872	701	68,585	1,188,986

Increase (decrease) in net assets resulting from Contract transactions	59,301	(138,910)	29,248,860	395,672	194,440	63,338	3,627,233

Total increase (decrease) in net assets	57,584	(52,099)	37,979,256	635,451	302,163	129,348	3,890,201

NET ASSETS:
Beginning of period	-	1,076,065	28,324,108	2,085,084	471,124	724,167	1,540,904

End of period	$57,584	$1,023,966	$66,303,364	$2,720,535	$773,287	$853,515	$5,431,105

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,105,509	$1,373,700	$198,385	$625,176	$6,286	$50,695	$58,772
Net realized gain (loss) on investments	5,971,116	3,610,817	69,182	110,913	322	2,721	154,279
Change in net unrealized appreciation (depreciation) on investments	5,930,766	6,028,713	432,564	1,096,979	(23,951)	(153,628)	661,779

Net increase (decrease) in net assets resulting from operations	13,007,391	11,013,230	700,131	1,833,068	(17,343)	(100,212)	874,830

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,148,731	43,269,443	7,078	12,679,759	-	1,837,070	117,516
Contract maintenance charges	(644,125)	(1,089,580)	(29,719)	(350,845)	(2,312)	(43,778)	(24,416)
Contract owners' benefits	(10,559,456)	(7,055,763)	(656,059)	(994,417)	(6,681)	(297,560)	(751,018)
Net transfers (to) from the Company and/or Subaccounts	(2,146,233)	19,856,732	48,789	3,654,132	20,635	680,389	(220,691)

Increase (decrease) in net assets resulting from Contract transactions	(12,201,083)	54,980,832	(629,911)	14,988,629	11,642	2,176,121	(878,609)

Total increase (decrease) in net assets	806,308	65,994,062	70,220	16,821,697	(5,701)	2,075,909	(3,779)

NET ASSETS:
Beginning of period	89,463,451	55,461,992	7,613,112	14,355,738	459,639	1,544,221	6,858,779

End of period	$90,269,759	$121,456,054	$7,683,332	$31,177,435	$453,938	$3,620,130	$6,855,000

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Balanced Fund, Class 4	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$81,548	$38,296	$638,934	$735,905	$17,812	$1,248	$(329,145)
Net realized gain (loss) on investments	(60,109)	215	6,228,300	2,310,598	321,697	94,589	4,696,575
Change in net unrealized appreciation (depreciation) on investments	779,971	(91,463)	4,994,189	3,265,960	(227,416)	(71,507)	14,677,355

Net increase (decrease) in net assets resulting from operations	801,410	(52,952)	11,861,423	6,312,463	112,093	24,330	19,044,785

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,530,284	3,855,103	431,197	57,737,038	16,006	1,172,955	666,644
Contract maintenance charges	(96,552)	(21,344)	(1,064,457)	(1,267,480)	(30,803)	(33,574)	(389,740)
Contract owners' benefits	(770,602)	(606)	(10,670,393)	(2,931,597)	(491,325)	(148,057)	(4,686,743)
Net transfers (to) from the Company and/or Subaccounts	2,229,305	466,574	(4,220,272)	17,480,307	(44,183)	456,747	(6,496,167)

Increase (decrease) in net assets resulting from Contract transactions	4,892,435	4,299,727	(15,523,925)	71,018,268	(550,305)	1,448,071	(10,906,006)

Total increase (decrease) in net assets	5,693,845	4,246,775	(3,662,502)	77,330,731	(438,212)	1,472,401	8,138,779

NET ASSETS:
Beginning of period	5,692,542	-	95,730,211	46,866,316	7,483,896	1,806,793	66,704,901

End of period	$11,386,387	$4,246,775	$92,067,709	$124,197,047	$7,045,684	$3,279,194	$74,843,680

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 2	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS International Fund, Class 4	American Funds IS International Growth and Income Fund, Class 2	American Funds IS International Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(783,585)	$70,918	$222,954	$32,290	$92,364	$19,419	$28,552
Net realized gain (loss) on investments	5,219,611	1,222,876	2,921,004	85,810	3,073	5,034	(1,026)
Change in net unrealized appreciation (depreciation) on investments	25,148,827	3,160,654	8,061,855	156,262	(527,535)	3,924	(29,154)

Net increase (decrease) in net assets resulting from operations	29,584,853	4,454,448	11,205,813	274,362	(432,098)	28,377	(1,628)

CONTRACT TRANSACTIONS:
Contract owners' net payments	65,784,246	1,211	40,484,220	1,293	8,612,319	900	685,156
Contract maintenance charges	(1,322,316)	(93,016)	(740,613)	(36,302)	(239,535)	(5,168)	(17,836)
Contract owners' benefits	(9,064,427)	(823,879)	(3,245,157)	(720,417)	(189,403)	(27,745)	(24,230)
Net transfers (to) from the Company and/or Subaccounts	9,262,857	(1,116,635)	10,740,545	(84,878)	6,369,979	11,726	282,506

Increase (decrease) in net assets resulting from Contract transactions	64,660,360	(2,032,319)	47,238,995	(840,304)	14,553,360	(20,287)	925,596

Total increase (decrease) in net assets	94,245,213	2,422,129	58,444,808	(565,942)	14,121,262	8,090	923,968

NET ASSETS:
Beginning of period	74,958,630	19,940,230	35,023,179	9,668,691	6,918,399	1,047,610	831,764

End of period	$169,203,843	$22,362,359	$93,467,987	$9,102,749	$21,039,661	$1,055,700	$1,755,732

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS New World Fund, Class 2	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 2	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$55,691	$8,130	$1,435,362	$3,152,428	$127,813	$491,373	$340,615
Net realized gain (loss) on investments	137,799	6,758	21,396	(12,142)	563	(58,969)	1,118,811
Change in net unrealized appreciation (depreciation) on investments	364,512	25,904	(1,270,943)	(3,132,258)	(129,554)	(510,098)	5,954,514

Net increase (decrease) in net assets resulting from operations	558,002	40,792	185,815	8,028	(1,178)	(77,694)	7,413,940

CONTRACT TRANSACTIONS:
Contract owners' net payments	65,724	553,436	189,018	47,639,522	18,091	4,807,987	355,235
Contract maintenance charges	(37,908)	(5,990)	(428,327)	(1,022,559)	(16,811)	(175,009)	(183,420)
Contract owners' benefits	(582,028)	(12,994)	(1,420,121)	(1,736,163)	(187,698)	(662,405)	(3,665,572)
Net transfers (to) from the Company and/or Subaccounts	102,506	329,784	3,230,798	20,243,728	366,589	5,901,530	(1,030,654)

Increase (decrease) in net assets resulting from Contract transactions	(451,706)	864,236	1,571,368	65,124,528	180,171	9,872,103	(4,524,411)

Total increase (decrease) in net assets	106,296	905,028	1,757,183	65,132,556	178,993	9,794,409	2,889,529

NET ASSETS:
Beginning of period	9,511,027	797,610	40,677,701	37,465,450	3,776,145	7,394,998	42,268,256

End of period	$9,617,323	$1,702,638	$42,434,884	$102,598,006	$3,955,138	$17,189,407	$45,157,785

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Advantage SMID Cap V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio	ClearBridge Variable Dividend Strategy Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$348,746	$354,584	$21,472	$380,576	$(629)	$1,906	$543
Net realized gain (loss) on investments	335,897	1,374,635	(33)	3,607,767	2,018	95,021	53,090
Change in net unrealized appreciation (depreciation) on investments	3,855,197	(224,290)	87,415	(1,509,956)	(16,610)	50,887	3,469

Net increase (decrease) in net assets resulting from operations	4,539,840	1,504,929	108,854	2,478,387	(15,221)	147,814	57,102

CONTRACT TRANSACTIONS:
Contract owners' net payments	25,130,207	8,715,419	1,540,238	13,340,027	482,639	-	33,703
Contract maintenance charges	(459,278)	(235,920)	(20,695)	(554,737)	(21,884)	(345)	(3,065)
Contract owners' benefits	(654,839)	(471,075)	(65)	(686,557)	(47,638)	(486,594)	(22,684)
Net transfers (to) from the Company and/or Subaccounts	3,973,900	2,066,486	507,153	4,574,536	308,689	153	68,266

Increase (decrease) in net assets resulting from Contract transactions	27,989,990	10,074,910	2,026,631	16,673,269	721,806	(486,786)	76,220

Total increase (decrease) in net assets	32,529,830	11,579,839	2,135,485	19,151,656	706,585	(338,972)	133,322

NET ASSETS:
Beginning of period	16,839,318	12,181,336	171,515	27,312,169	1,415,921	1,198,376	373,671

End of period	$49,369,148	$23,761,175	$2,307,000	$46,463,825	$2,122,506	$859,404	$506,993

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,385)	$(331,982)	$(201,774)	$(71,877)	$38,804	$78,691	$27,018
Net realized gain (loss) on investments	86,481	1,992,488	437,326	186,880	4,915	2,658	234
Change in net unrealized appreciation (depreciation) on investments	135,728	1,901,248	100,320	914,316	(3,921)	(70,291)	7,056

Net increase (decrease) in net assets resulting from operations	211,824	3,561,754	335,872	1,029,319	39,798	11,058	34,308

CONTRACT TRANSACTIONS:
Contract owners' net payments	153,518	480,998	302,306	3,499,627	555,715	256,412	404,722
Contract maintenance charges	(4,152)	(576,111)	(198,976)	(135,449)	(14,809)	(12,776)	(8,104)
Contract owners' benefits	(51,002)	(6,742,787)	(2,755,581)	(249,650)	(1,729)	(149,314)	(40,690)
Net transfers (to) from the Company and/or Subaccounts	(90,538)	798,026	4,070,769	580,361	154,420	393,733	137,456

Increase (decrease) in net assets resulting from Contract transactions	7,826	(6,039,874)	1,418,518	3,694,889	693,597	488,055	493,384

Total increase (decrease) in net assets	219,650	(2,478,120)	1,754,390	4,724,208	733,395	499,113	527,692

NET ASSETS:
Beginning of period	805,252	47,333,384	17,582,399	6,273,393	500,889	2,053,271	705,883

End of period	$1,024,902	$44,855,264	$19,336,789	$10,997,601	$1,234,284	$2,552,384	$1,233,575

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,539)	$(55,712)	$814,650	$5,477	$83,932	$45,547	$40,921
Net realized gain (loss) on investments	20,548	470,529	5,756	5,001	216	30,098	34,360
Change in net unrealized appreciation (depreciation) on investments	124,094	579,470	(71,558)	35,720	(3,664)	2,749	(40,777)

Net increase (decrease) in net assets resulting from operations	134,103	994,287	748,848	46,198	80,484	78,394	34,504

CONTRACT TRANSACTIONS:
Contract owners' net payments	103,960	4,686,941	10,961,531	-	401,782	1,229,766	198,102
Contract maintenance charges	(6,105)	(28,690)	(346,077)	(1,951)	(6,779)	(5,075)	(4,251)
Contract owners' benefits	(129,240)	(3,086)	(583,853)	(4,638)	(83,771)	(3,807)	(46,527)
Net transfers (to) from the Company and/or Subaccounts	52,455	1,696,761	5,139,534	(8,723)	92,636	58,273	38,462

Increase (decrease) in net assets resulting from Contract transactions	21,070	6,351,926	15,171,135	(15,312)	403,868	1,279,157	185,786

Total increase (decrease) in net assets	155,173	7,346,213	15,919,983	30,886	484,352	1,357,551	220,290

NET ASSETS:
Beginning of period	1,250,099	253,084	15,022,013	324,360	1,404,766	565,739	1,082,715

End of period	$1,405,272	$7,599,297	$30,941,996	$355,246	$1,889,118	$1,923,290	$1,303,005

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$66,387	$110,747	$76,652	$25,779	$311,984	$35,071	$675,182
Net realized gain (loss) on investments	38,395	2,565	459,243	170,802	154,084	8,184	1,834,880
Change in net unrealized appreciation (depreciation) on investments	(11,374)	3,328	(74,680)	(21,950)	686,056	26,657	4,826,088

Net increase (decrease) in net assets resulting from operations	93,408	116,640	461,215	174,631	1,152,124	69,912	7,336,150

CONTRACT TRANSACTIONS:
Contract owners' net payments	312,402	325,305	801,108	262,446	12,591,610	1,078,400	25,369,119
Contract maintenance charges	(5,928)	(7,403)	(9,587)	(9,437)	(306,817)	(22,055)	(866,925)
Contract owners' benefits	(65,856)	(250,887)	(218,380)	(93,298)	(141,215)	(894)	(1,583,291)
Net transfers (to) from the Company and/or Subaccounts	18,175	76,420	(96,085)	(23,748)	2,673,995	325,349	7,122,395

Increase (decrease) in net assets resulting from Contract transactions	258,793	143,435	477,056	135,963	14,817,573	1,380,800	30,041,298

Total increase (decrease) in net assets	352,201	260,075	938,271	310,594	15,969,697	1,450,712	37,377,448

NET ASSETS:
Beginning of period	1,461,991	2,238,744	3,515,694	2,041,197	8,435,412	643,064	41,455,614

End of period	$1,814,192	$2,498,819	$4,453,965	$2,351,791	$24,405,109	$2,093,776	$78,833,062

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Equity- Income Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$209,463	$(2,870,812)	$185	$12	$13,530	$23,830	$3,761
Net realized gain (loss) on investments	(251)	59,769,561	247	74	7,509	460,104	384
Change in net unrealized appreciation (depreciation) on investments	(198,093)	22,676,717	33	2,858	(19,387)	196,922	45,500

Net increase (decrease) in net assets resulting from operations	11,119	79,575,466	465	2,944	1,652	680,856	49,645

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,624,360	9,838,246	35,031	26,085	143,965	5,649	145,764
Contract maintenance charges	(102,085)	(2,924,238)	(14)	(109)	(3,062)	(43,025)	(2,146)
Contract owners' benefits	(71,155)	(38,581,520)	-	-	(149,234)	(636,223)	-
Net transfers (to) from the Company and/or Subaccounts	1,925,837	(30,938,245)	8,559	801	(416,184)	(167,465)	318,313

Increase (decrease) in net assets resulting from Contract transactions	7,376,957	(62,605,757)	43,576	26,777	(424,515)	(841,064)	461,931

Total increase (decrease) in net assets	7,388,076	16,969,709	44,041	29,721	(422,863)	(160,208)	511,576

NET ASSETS:
Beginning of period	3,870,479	268,825,837	-	-	1,425,498	5,182,935	196,694

End of period	$11,258,555	$285,795,546	$44,041	$29,721	$1,002,635	$5,022,727	$708,270

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$35,329	$44,145	$35,024	$36,690	$(2,119)	$2,915	$(32)
Net realized gain (loss) on investments	31,060	83,001	(32,208)	152	139,317	31,159	646
Change in net unrealized appreciation (depreciation) on investments	(55,106)	20,600	42,773	75,559	(55,505)	(1,777)	1,993

Net increase (decrease) in net assets resulting from operations	11,283	147,746	45,589	112,401	81,693	32,297	2,607

CONTRACT TRANSACTIONS:
Contract owners' net payments	335	818	300,610	1,194,814	21,144	305,372	17,286
Contract maintenance charges	(6,793)	(11,280)	(13,969)	(33,415)	(5,204)	(3,466)	(47)
Contract owners' benefits	(52,328)	(122,699)	(358,182)	(5,882)	(578,934)	-	-
Net transfers (to) from the Company and/or Subaccounts	945,800	97,001	220,633	313,169	62,700	169,022	(636)

Increase (decrease) in net assets resulting from Contract transactions	887,014	(36,160)	149,092	1,468,686	(500,294)	470,928	16,603

Total increase (decrease) in net assets	898,297	111,586	194,681	1,581,087	(418,601)	503,225	19,210

NET ASSETS:
Beginning of period	670,172	2,345,098	1,273,030	1,036,325	789,359	34,463	-

End of period	$1,568,469	$2,456,684	$1,467,711	$2,617,412	$370,758	$537,688	$19,210

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP High Income Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(42,213)	$(19,064)	$11,883	$391,674	$248	$56,611	$6,421,325
Net realized gain (loss) on investments	1,189,033	7,157	4	36,047,639	259	668	(1,718,343)
Change in net unrealized appreciation (depreciation) on investments	(272,667)	75,380	(7,691)	105,501,992	36,699	(5,033)	(3,276,550)

Net increase (decrease) in net assets resulting from operations	874,153	63,473	4,196	141,941,305	37,206	52,246	1,426,432

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,594,624	480,874	140,886	38,717,036	6,000	762,261	20,606,650
Contract maintenance charges	(19,327)	(21,000)	(1,369)	(3,872,588)	(805)	(28,207)	(3,421,267)
Contract owners' benefits	(273,979)	(83,851)	(1,190)	(99,949,053)	-	(10,857)	(31,892,821)
Net transfers (to) from the Company and/or Subaccounts	(21,164)	185,345	52,036	(14,364,444)	92,414	451,773	29,550,849

Increase (decrease) in net assets resulting from Contract transactions	1,280,154	561,368	190,363	(79,469,049)	97,609	1,174,970	14,843,411

Total increase (decrease) in net assets	2,154,307	624,841	194,559	62,472,256	134,815	1,227,216	16,269,843

NET ASSETS:
Beginning of period	2,785,015	1,755,207	31,147	640,855,365	482,654	1,554,917	255,514,204

End of period	$4,939,322	$2,380,048	$225,706	$703,327,621	$617,469	$2,782,133	$271,784,047

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Strategic Income Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,569,068)	$9,829	$2,547	$(102,266)	$21,408	$3,713	$2,622
Net realized gain (loss) on investments	33,908,304	5	10,860	572,074	10,874	18,175	237,092
Change in net unrealized appreciation (depreciation) on investments	429,487	(6,247)	19,471	3,615,318	731,528	47,655	(137,097)

Net increase (decrease) in net assets resulting from operations	32,768,723	3,587	32,878	4,085,126	763,810	69,543	102,617

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,832,562	147,710	95,688	10,551,619	1,364,775	16,850	380,389
Contract maintenance charges	(2,488,264)	(2,432)	(5,189)	(249,656)	(34,474)	(1,417)	(7,077)
Contract owners' benefits	(31,876,666)	(243)	(150,068)	(168,206)	(761)	(17,483)	(15,150)
Net transfers (to) from the Company and/or Subaccounts	(13,163,411)	189,319	52,271	3,349,147	442,019	4,636	180,202

Increase (decrease) in net assets resulting from Contract transactions	(44,695,779)	334,354	(7,298)	13,482,904	1,771,559	2,586	538,364

Total increase (decrease) in net assets	(11,927,056)	337,941	25,580	17,568,030	2,535,369	72,129	640,981

NET ASSETS:
Beginning of period	218,316,668	32,252	380,412	6,908,920	2,884,696	237,465	1,072,685

End of period	$206,389,612	$370,193	$405,992	$24,476,950	$5,420,065	$309,594	$1,713,666

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(540,022)	$5,913,804	$27,274	$3,830,024	$35,032	$(39,604)	$(353,097)
Net realized gain (loss) on investments	3,622,478	1,094,139	282,476	14,377,776	20,695,076	1,707,715	783,267
Change in net unrealized appreciation (depreciation) on investments	11,171,882	1,242,223	(175,900)	25,088,106	8,399,776	3,394,137	2,693,651

Net increase (decrease) in net assets resulting from operations	14,254,338	8,250,166	133,850	43,295,906	29,129,884	5,062,248	3,123,821

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,915,940	24,302,057	-	1,924,680	35,510,703	8,512,819	372,106
Contract maintenance charges	(449,673)	(1,615,386)	(8,064)	(5,592,329)	(3,901,449)	(583,270)	(286,933)
Contract owners' benefits	(5,910,174)	(20,839,864)	(389,800)	(63,414,328)	(41,093,175)	(6,022,405)	(3,972,407)
Net transfers (to) from the Company and/or Subaccounts	(3,057,611)	7,512,426	29,793	(14,460,379)	14,228,306	3,448,479	(421,889)

Increase (decrease) in net assets resulting from Contract transactions	(7,501,518)	9,359,233	(368,071)	(81,542,356)	4,744,385	5,355,623	(4,309,123)

Total increase (decrease) in net assets	6,752,820	17,609,399	(234,221)	(38,246,450)	33,874,269	10,417,871	(1,185,302)

NET ASSETS:
Beginning of period	51,287,216	139,932,967	3,507,382	447,845,792	300,428,341	44,134,742	34,209,532

End of period	$58,040,036	$157,542,366	$3,273,161	$409,599,342	$334,302,610	$54,552,613	$33,024,230

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$203,268	$6,263,327	$741,024	$320,992	$456,945	$67,221	$7,307
Net realized gain (loss) on investments	(24,407)	(4,593,745)	(243,510)	(133,633)	2,259,743	3,962,394	10,579,198
Change in net unrealized appreciation (depreciation) on investments	(17,917)	(537,694)	(517,164)	765,884	(1,094,728)	663,132	1,152,361

Net increase (decrease) in net assets resulting from operations	160,944	1,131,888	(19,650)	953,243	1,621,960	4,692,747	11,738,866

CONTRACT TRANSACTIONS:
Contract owners' net payments	23,363	2,007,030	1,716,566	320,999	80,496	463,098	381,631
Contract maintenance charges	(15,959)	(4,102,316)	(321,653)	(66,543)	(378,019)	(41,163)	(1,037,399)
Contract owners' benefits	(1,131,532)	(45,136,044)	(4,017,511)	(2,698,595)	(4,809,564)	(5,266,972)	(11,826,633)
Net transfers (to) from the Company and/or Subaccounts	820,343	27,704,926	2,627,186	(35,320)	(1,020,966)	(572,580)	(5,748,938)

Increase (decrease) in net assets resulting from Contract transactions	(303,785)	(19,526,404)	4,588	(2,479,459)	(6,128,053)	(5,417,617)	(18,231,339)

Total increase (decrease) in net assets	(142,841)	(18,394,516)	(15,062)	(1,526,216)	(4,506,093)	(724,870)	(6,492,473)

NET ASSETS:
Beginning of period	5,711,182	311,692,875	26,987,183	17,824,793	31,255,445	31,557,906	81,166,941

End of period	$5,568,341	$293,298,359	$26,972,121	$16,298,577	$26,749,352	$30,833,036	$74,674,468

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)
Net realized gain (loss) on investments	$(511,536)	$2,935	$(362,264)	$(47,490)	$(11,015)	$(364,600)	$(1,735,087)
Change in net unrealized appreciation (depreciation) on investments	5,366,561	357,226	7,056,456	1,645,529	1,565,028	3,389,580	19,803,506
	3,377,524	249,311	3,710,011	1,350,689	142,584	5,334,514	25,853,809
Net increase (decrease) in net assets resulting from operations
	8,232,549	609,472	10,404,203	2,948,728	1,696,597	8,359,494	43,922,228
CONTRACT TRANSACTIONS:
Contract owners' net payments
Contract maintenance charges	844,729	30,373	1,553,576	420,083	106,260	164,213	14,778,904
Contract owners' benefits	(512,084)	(6,670)	(1,370,780)	(28,961)	(134,922)	(37,560)	(2,158,394)
Net transfers (to) from the Company and/or Subaccounts	(6,025,241)	(667,080)	(13,971,678)	(2,572,873)	(1,580,656)	(4,422,662)	(21,906,925)
	(2,612,598)	(32,075)	(2,550,276)	(292,438)	(777,878)	(901,244)	(12,430,150)
Increase (decrease) in net assets resulting from Contract transactions

Total increase (decrease) in net assets	(8,305,194)	(675,452)	(16,339,158)	(2,474,189)	(2,387,196)	(5,197,253)	(21,716,565)

NET ASSETS:	(72,645)	(65,980)	(5,934,955)	474,539	(690,599)	3,162,241	22,205,663
Beginning of period

End of period	46,856,070	5,688,474	100,099,125	17,956,981	10,304,574	29,769,823	153,993,716

	$46,783,425	$5,622,494	$94,164,170	$18,431,520	$9,613,975	$32,932,064	$176,199,379

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Guggenheim Floating Rate Strategies, Series F	Guggenheim Global Managed Futures Strategy Fund	Guggenheim Long Short Equity Fund	Guggenheim Multi-Hedge Strategies Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$100,731	$(175,011)	$(5,803)	$204,325	$6,725	$(531)	$13,974
Net realized gain (loss) on investments	17,025	5,440,927	135,460	1,935	(25,250)	26,756	15,051
Change in net unrealized appreciation (depreciation) on investments	488,368	650,952	37,700	(33,743)	15,324	(14,421)	(41,530)

Net increase (decrease) in net assets resulting from operations	606,124	5,916,868	167,357	172,517	(3,201)	11,804	(12,505)

CONTRACT TRANSACTIONS:
Contract owners' net payments	352,131	279,724	1,031	-	-	-	-
Contract maintenance charges	(105,515)	(8,652)	(10,418)	(2,277)	(383)	(89)	(392)
Contract owners' benefits	(1,042,767)	(3,636,957)	(123,682)	(558,312)	(55,549)	(28,351)	(174,472)
Net transfers (to) from the Company and/or Subaccounts	(343,659)	(128,299)	(75,085)	111,885	(169,753)	(149,810)	(7,012)

Increase (decrease) in net assets resulting from Contract transactions	(1,139,810)	(3,494,184)	(208,154)	(448,704)	(225,685)	(178,250)	(181,876)

Total increase (decrease) in net assets	(533,686)	2,422,684	(40,797)	(276,187)	(228,886)	(166,446)	(194,381)

NET ASSETS:
Beginning of period	6,548,317	23,607,206	680,073	3,246,381	430,714	166,446	516,950

End of period	$6,014,631	$26,029,890	$639,276	$2,970,194	$201,828	$-	$322,569

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced- Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Comstock Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(74,865)	$(27,525)	$(136,139)	$2,104,254	$(115,232)	$(536,481)	$106,357
Net realized gain (loss) on investments	325,501	147,081	5,627,197	(2,009,783)	556,010	5,233,753	2,320,697
Change in net unrealized appreciation (depreciation) on investments	1,576,876	653,381	13,098,093	1,100,668	1,908,454	10,672,063	411,432

Net increase (decrease) in net assets resulting from operations	1,827,512	772,937	18,589,151	1,195,139	2,349,232	15,369,335	2,838,486

CONTRACT TRANSACTIONS:
Contract owners' net payments	12,476	1,822	470,147	582,096	13,860	168,147	144,095
Contract maintenance charges	(980)	(9,603)	(870,911)	(832,988)	(1,890)	(647,537)	(3,970)
Contract owners' benefits	(800,025)	(297,455)	(10,659,573)	(7,565,717)	(1,309,231)	(8,005,051)	(3,614,518)
Net transfers (to) from the Company and/or Subaccounts	(163,206)	(216,099)	(9,650,219)	1,583,759	(71,654)	(7,211,008)	(301,937)

Increase (decrease) in net assets resulting from Contract transactions	(951,735)	(521,335)	(20,710,556)	(6,232,850)	(1,368,915)	(15,695,449)	(3,776,330)

Total increase (decrease) in net assets	875,777	251,602	(2,121,405)	(5,037,711)	980,317	(326,114)	(937,844)

NET ASSETS:
Beginning of period	5,895,839	2,544,217	72,564,118	50,443,985	7,566,050	53,150,094	21,929,427

End of period	$6,771,616	$2,795,819	$70,442,713	$45,406,274	$8,546,367	$52,823,980	$20,991,583

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$639,307	$1,019,024	$(48,187)	$(319,615)	$1,785,219	$278,136	$(89,317)
Net realized gain (loss) on investments	13,894,692	633,607	151,339	1,349,759	12,726,197	1,576,794	914,843
Change in net unrealized appreciation (depreciation) on investments	3,758,429	(834,924)	596,692	5,260,710	8,978,017	(1,817,075)	196,460

Net increase (decrease) in net assets resulting from operations	18,292,428	817,707	699,844	6,290,854	23,489,433	37,855	1,021,986

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,624,338	6,197,547	19,988	554,706	16,554,075	352,384	10
Contract maintenance charges	(1,294,220)	(209,962)	(323)	(282,745)	(2,970,898)	(471,373)	(1,074)
Contract owners' benefits	(18,617,033)	(336,616)	(533,732)	(4,083,231)	(26,359,822)	(7,587,424)	(1,471,827)
Net transfers (to) from the Company and/or Subaccounts	(3,618,287)	(42,709,052)	(39,930)	(2,104,657)	55,803,365	(15,691,250)	(464,213)

Increase (decrease) in net assets resulting from Contract transactions	(21,905,202)	(37,058,083)	(553,997)	(5,915,927)	43,026,720	(23,397,663)	(1,937,104)

Total increase (decrease) in net assets	(3,612,774)	(36,240,376)	145,847	374,927	66,516,153	(23,359,808)	(915,118)

NET ASSETS:
Beginning of period	140,489,583	36,240,376	3,225,757	29,371,273	190,596,854	51,552,018	7,369,749

End of period	$136,876,809	$-	$3,371,604	$29,746,200	$257,113,007	$28,192,210	$6,454,631

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,524,896)	$115,554	$72,876	$3,173,411	$1,617,791	$40,385	$570,062
Net realized gain (loss) on investments	20,074,446	(225,951)	(76,228)	(4,043,198)	(675,079)	2,129,575	36,414,469
Change in net unrealized appreciation (depreciation) on investments	15,099,934	(285,542)	83,078	4,295,991	(214,496)	1,170,233	22,944,608

Net increase (decrease) in net assets resulting from operations	32,649,484	(395,939)	79,726	3,426,204	728,216	3,340,193	59,929,139

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,112,092	17,737	82,507	850,593	735,429	149,115	2,335,309
Contract maintenance charges	(2,751,387)	(104,418)	(1,416)	(2,766,329)	(1,478,954)	(3,987)	(5,794,467)
Contract owners' benefits	(33,925,858)	(1,389,698)	(1,007,059)	(29,476,812)	(15,863,671)	(3,205,284)	(62,821,522)
Net transfers (to) from the Company and/or Subaccounts	(18,662,221)	(2,291,036)	70,978	14,090,293	11,446,973	(473,001)	(21,371,601)

Increase (decrease) in net assets resulting from Contract transactions	(54,227,374)	(3,767,415)	(854,990)	(17,302,255)	(5,160,223)	(3,533,157)	(87,652,281)

Total increase (decrease) in net assets	(21,577,890)	(4,163,354)	(775,264)	(13,876,051)	(4,432,007)	(192,964)	(27,723,142)

NET ASSETS:
Beginning of period	240,762,690	9,428,647	5,147,115	208,301,586	117,590,441	24,247,489	440,773,292

End of period	$219,184,800	$5,265,293	$4,371,851	$194,425,535	$113,158,434	$24,054,525	$413,050,150

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Mid Cap Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Nasdaq 100 Buffer Fund, December Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(86,688)	$(942,064)	$(2,723)	$(86,011)	$(1)	$(154,901)	$8,636,565
Net realized gain (loss) on investments	984,641	13,834,991	20,143	590,859	71	1,172,104	-
Change in net unrealized appreciation (depreciation) on investments	479,456	7,243,538	49,103	743,104	-	1,652,553	-

Net increase (decrease) in net assets resulting from operations	1,377,409	20,136,465	66,523	1,247,952	70	2,669,756	8,636,565

CONTRACT TRANSACTIONS:
Contract owners' net payments	27,813	183,088	1,102,663	7,715,866	-	605,600	5,771,030
Contract maintenance charges	(1,309)	(1,238,887)	(9,548)	(187,134)	-	(117,186)	(4,060,648)
Contract owners' benefits	(1,603,995)	(12,238,300)	(324)	(276,523)	-	(2,005,055)	(63,024,374)
Net transfers (to) from the Company and/or Subaccounts	(89,980)	(8,888,480)	124,925	3,623,901	(70)	(597,656)	65,414,860

Increase (decrease) in net assets resulting from Contract transactions	(1,667,471)	(22,182,579)	1,217,716	10,876,110	(70)	(2,114,297)	4,100,868

Total increase (decrease) in net assets	(290,062)	(2,046,114)	1,284,239	12,124,062	-	555,459	12,737,433

NET ASSETS:
Beginning of period	6,695,423	98,008,773	88,609	6,209,683	-	16,531,735	258,896,689

End of period	$6,405,361	$95,962,659	$1,372,848	$18,333,745	$-	$17,087,194	$271,634,122

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Forty Fund, Class S	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37,582)	$(101)	$6,886	$115,418	$(344)	$(32,861)	$22,503,059
Net realized gain (loss) on investments	184,197	446	1,668	(5,299)	8,455	1,951	(2,535,938)
Change in net unrealized appreciation (depreciation) on investments	456,920	701	(18,346)	1,019,635	9,435	577,756	6,614,829

Net increase (decrease) in net assets resulting from operations	603,535	1,046	(9,792)	1,129,754	17,546	546,846	26,581,950

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,097,760	-	1,357,173	10,450,390	492,250	3,194,118	25,049,915
Contract maintenance charges	(38,359)	(41)	(16,705)	(151,192)	(3,059)	(32,441)	(6,540,407)
Contract owners' benefits	(128,674)	-	(77,152)	(375,922)	(468)	(115,951)	(60,809,657)
Net transfers (to) from the Company and/or Subaccounts	346,700	(1,923)	244,382	1,676,722	21,875	201,910	32,554,281

Increase (decrease) in net assets resulting from Contract transactions	3,277,427	(1,964)	1,507,698	11,599,998	510,598	3,247,636	(9,745,868)

Total increase (decrease) in net assets	3,880,962	(918)	1,497,906	12,729,752	528,144	3,794,482	16,836,082

NET ASSETS:
Beginning of period	1,425,825	11,255	751,601	5,454,742	-	1,174,037	477,167,435

End of period	$5,306,787	$10,337	$2,249,507	$18,184,494	$528,144	$4,968,519	$494,003,517

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(590,379)	$(148,591)	$(572,494)	$(447,260)	$(250,644)	$354,590	$8,653
Net realized gain (loss) on investments	10,415,514	8,198,495	1,024,918	9,592,459	6,593,569	8,023	313
Change in net unrealized appreciation (depreciation) on investments	10,449,176	2,143,533	14,548,605	11,049,189	(377,909)	(43,196)	42,622

Net increase (decrease) in net assets resulting from operations	20,274,311	10,193,437	15,001,029	20,194,388	5,965,016	319,417	51,588

CONTRACT TRANSACTIONS:
Contract owners' net payments	614,934	236,119	522,776	1,274,459	269,870	2,943,142	346,959
Contract maintenance charges	(1,989,555)	(311,167)	(755,240)	(1,078,975)	(272,201)	(84,793)	(10,540)
Contract owners' benefits	(21,245,484)	(8,071,108)	(7,673,981)	(14,866,677)	(6,627,633)	(315,607)	(756)
Net transfers (to) from the Company and/or Subaccounts	(8,902,323)	(2,237,118)	(2,005,902)	(7,003,626)	(1,450,422)	1,572,223	212,710

Increase (decrease) in net assets resulting from Contract transactions	(31,522,428)	(10,383,274)	(9,912,347)	(21,674,819)	(8,080,386)	4,114,965	548,373

Total increase (decrease) in net assets	(11,248,117)	(189,837)	5,088,682	(1,480,431)	(2,115,370)	4,434,382	599,961

NET ASSETS:
Beginning of period	141,488,502	56,006,190	54,662,034	102,640,061	45,722,568	5,222,800	100,429

End of period	$130,240,385	$55,816,353	$59,750,716	$101,159,630	$43,607,198	$9,657,182	$700,390

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS Core Equity Portfolio, Service Class	MFS Emerging Markets Equity Portfolio, Service Class	MFS Global Real Estate Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$61	$916	$(1,852)	$80	$(2,500)	$3,494	$1,213
Net realized gain (loss) on investments	1	100	30,012	201	84,342	1,817	57
Change in net unrealized appreciation (depreciation) on investments	297	(1,162)	11,554	(24)	138,821	19,595	(9,509)

Net increase (decrease) in net assets resulting from operations	359	(146)	39,714	257	220,663	24,906	(8,239)

CONTRACT TRANSACTIONS:
Contract owners' net payments	12,623	-	7,622	39,467	2,564,037	-	33,479
Contract maintenance charges	(85)	(1,135)	(534)	(166)	(26,449)	(552)	(1,185)
Contract owners' benefits	-	-	(72,450)	(179)	(1,204)	(38,092)	-
Net transfers (to) from the Company and/or Subaccounts	-	138,450	(9,550)	16,415	(70,975)	16,750	145,006

Increase (decrease) in net assets resulting from Contract transactions	12,538	137,315	(74,912)	55,537	2,465,409	(21,894)	177,300

Total increase (decrease) in net assets	12,897	137,169	(35,198)	55,794	2,686,072	3,012	169,061

NET ASSETS:
Beginning of period	-	136,562	137,209	-	233,135	227,271	141,582

End of period	$12,897	$273,731	$102,011	$55,794	$2,919,207	$230,283	$310,643

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Growth Series, Initial Class	MFS Growth Series, Service Class	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(86,801)	$(449,973)	$4,077	$40,096	$(33,793)	$(269,313)	$(16,527)
Net realized gain (loss) on investments	755,430	7,809,685	4,695	1,764,436	722,746	6,408,308	181,973
Change in net unrealized appreciation (depreciation) on investments	984,311	4,326,685	30,537	(820,554)	159,433	636,695	69,201

Net increase (decrease) in net assets resulting from operations	1,652,940	11,686,397	39,309	983,978	848,386	6,775,690	234,647

CONTRACT TRANSACTIONS:
Contract owners' net payments	27,196	8,581,502	1,875,996	1,811,095	45,761	262,800	6,313
Contract maintenance charges	(1,624)	(337,895)	(23,528)	(43,381)	(1,146)	(349,339)	(350)
Contract owners' benefits	(877,323)	(7,176,722)	(663)	(3,281,610)	(1,072,796)	(7,222,429)	(316,994)
Net transfers (to) from the Company and/or Subaccounts	118,897	(3,205,007)	615,277	202,764	(15,365)	(2,807,532)	58,607

Increase (decrease) in net assets resulting from Contract transactions	(732,854)	(2,138,122)	2,467,082	(1,311,132)	(1,043,546)	(10,116,500)	(252,424)

Total increase (decrease) in net assets	920,086	9,548,275	2,506,391	(327,154)	(195,160)	(3,340,810)	(17,777)

NET ASSETS:
Beginning of period	5,732,528	40,793,429	328,767	16,446,276	4,992,878	41,071,503	1,699,117

End of period	$6,652,614	$50,341,704	$2,835,158	$16,119,122	$4,797,718	$37,730,693	$1,681,340

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class	MFS Mid Cap Value Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class	MFS Research International Portfolio, Service Class	MFS Research Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(230,403)	$(3,877)	$3,572	$(28,433)	$(493,959)	$2,987	$(38,663)
Net realized gain (loss) on investments	3,813,821	44,390	28,956	14,043	694,522	2	367,167
Change in net unrealized appreciation (depreciation) on investments	711,570	7,663	(9,283)	114,377	2,156,612	(23,918)	492,987

Net increase (decrease) in net assets resulting from operations	4,294,988	48,176	23,245	99,987	2,357,175	(20,929)	821,491

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,476,418	1,195,931	950,880	690	401,977	417,942	45,064
Contract maintenance charges	(377,563)	(2,957)	(2,767)	(484)	(504,900)	(1,580)	(1,372)
Contract owners' benefits	(4,381,512)	(12,052)	(424)	(102,088)	(6,392,248)	(56)	(580,481)
Net transfers (to) from the Company and/or Subaccounts	(1,195,433)	79,435	257,617	(10,559)	163,064	167,081	(6,530)

Increase (decrease) in net assets resulting from Contract transactions	(4,478,090)	1,260,357	1,205,306	(112,441)	(6,332,107)	583,387	(543,319)

Total increase (decrease) in net assets	(183,102)	1,308,533	1,228,551	(12,454)	(3,974,932)	562,458	278,172

NET ASSETS:
Beginning of period	30,205,221	25,762	15,823	1,973,779	45,899,743	-	4,945,930

End of period	$30,022,119	$1,334,295	$1,244,374	$1,961,325	$41,924,811	$562,458	$5,224,102

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Total Return Series, Service Class	MFS Utilities Series, Initial Class	MFS Utilities Series, Service Class	MFS Value Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(21,270)	$8,452,278	$169,953	$500,492	$16,270	$163,783	$463,163
Net realized gain (loss) on investments	327,169	(2,716,719)	1,013,066	2,639,380	76,691	1,027,591	16,603,523
Change in net unrealized appreciation (depreciation) on investments	219,319	(2,037,440)	(294,551)	(684,112)	74,407	610,754	(3,044,785)

Net increase (decrease) in net assets resulting from operations	525,218	3,698,119	888,468	2,455,760	167,368	1,802,128	14,021,901

CONTRACT TRANSACTIONS:
Contract owners' net payments	23,830	1,320,172	110,098	1,671,740	1,444	38,414	937,654
Contract maintenance charges	(20,396)	(3,520,872)	(3,063)	(266,198)	(360)	(178,370)	(1,292,837)
Contract owners' benefits	(340,642)	(41,175,639)	(2,152,402)	(5,846,417)	(161,585)	(2,660,186)	(21,612,280)
Net transfers (to) from the Company and/or Subaccounts	(180,836)	16,007,603	(131,812)	360,521	(33,411)	(420,248)	(4,261,306)

Increase (decrease) in net assets resulting from Contract transactions	(518,044)	(27,368,736)	(2,177,179)	(4,080,354)	(193,912)	(3,220,390)	(26,228,769)

Total increase (decrease) in net assets	7,174	(23,670,617)	(1,288,711)	(1,624,594)	(26,544)	(1,418,262)	(12,206,868)

NET ASSETS:
Beginning of period	3,230,494	292,814,819	14,261,128	39,421,266	1,684,054	17,689,721	142,787,959

End of period	$3,237,668	$269,144,202	$12,972,417	$37,796,672	$1,657,510	$16,271,459	$130,581,091

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Morgan Stanley VIF Global Real Estate Portfolio, Class II	Morgan Stanley VIF Global Strategist Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO All Asset Portfolio	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$43,990	$(4,337)	$(735)	$211,687	$94	$167,257	$22,978
Net realized gain (loss) on investments	241,175	(150)	840	(136,503)	(6)	30,185	(3)
Change in net unrealized appreciation (depreciation) on investments	72,404	25,066	27,856	16,374	101	184,738	3,408

Net increase (decrease) in net assets resulting from operations	357,569	20,579	27,961	91,558	189	382,180	26,383

CONTRACT TRANSACTIONS:
Contract owners' net payments	16,105	232,020	52,170	8,773	-	126,150	160,534
Contract maintenance charges	(63,869)	(4,660)	(225)	(63,345)	(44)	(88,203)	(5,486)
Contract owners' benefits	(588,923)	(131)	-	(752,627)	(258)	(715,640)	(17,410)
Net transfers (to) from the Company and/or Subaccounts	(4,807,852)	(46,446)	(1,919)	(649,923)	(1)	28,560	178,696

Increase (decrease) in net assets resulting from Contract transactions	(5,444,539)	180,783	50,026	(1,457,122)	(303)	(649,133)	316,334

Total increase (decrease) in net assets	(5,086,970)	201,362	77,987	(1,365,564)	(114)	(266,953)	342,717

NET ASSETS:
Beginning of period	5,086,970	198,243	-	5,005,222	5,200	5,254,443	419,417

End of period	$-	$399,605	$77,987	$3,639,658	$5,086	$4,987,490	$762,134

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$78,024	$291,533	$3,400,492	$3,034,064	$3,084,511	$16,693,214	$343,301
Net realized gain (loss) on investments	(9,449)	(554,089)	(552,937)	(2,348,621)	35,228	(7,371,226)	389,828
Change in net unrealized appreciation (depreciation) on investments	(21,043)	(1,121,027)	1,043,676	1,390,049	650,335	(1,210,316)	1,551,718

Net increase (decrease) in net assets resulting from operations	47,532	(1,383,583)	3,891,231	2,075,492	3,770,074	8,111,672	2,284,847

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,640,839	51,684	2,147,889	2,165,413	9,291,575	15,059,304	48,251
Contract maintenance charges	(10,884)	(253,624)	(1,558,206)	(3,150,267)	(1,088,154)	(7,778,112)	(655,487)
Contract owners' benefits	(772,900)	(2,585,922)	(18,230,851)	(30,096,657)	(10,754,469)	(79,791,765)	(6,801,771)
Net transfers (to) from the Company and/or Subaccounts	1,011,996	2,116,124	12,344,703	16,639,738	9,258,872	42,989,928	1,396,864

Increase (decrease) in net assets resulting from Contract transactions	1,869,051	(671,738)	(5,296,465)	(14,441,773)	6,707,824	(29,520,645)	(6,012,143)

Total increase (decrease) in net assets	1,916,583	(2,055,321)	(1,405,234)	(12,366,281)	10,477,898	(21,408,973)	(3,727,296)

NET ASSETS:
Beginning of period	920,124	19,528,621	118,346,307	216,877,248	74,503,829	589,668,407	41,383,716

End of period	$2,836,707	$17,473,300	$116,941,073	$204,510,967	$84,981,727	$568,259,434	$37,656,420

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio, Service Class	Rydex Commodities Strategy	Rydex Inverse Government Long Bond Strategy	T. Rowe Price All-Cap Opportunities Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$164,123	$7,296,504	$(154,403)	$(206,198)	$313	$298	$(12,502)
Net realized gain (loss) on investments	2,333,465	4,925,712	1,243,198	5,055,983	(38)	12	266,260
Change in net unrealized appreciation (depreciation) on investments	2,952,867	44,229,536	469,653	(2,072,400)	394	939	99,594

Net increase (decrease) in net assets resulting from operations	5,450,455	56,451,752	1,558,448	2,777,385	669	1,249	353,352

CONTRACT TRANSACTIONS:
Contract owners' net payments	117,047	3,824,886	41,844	477,541	-	-	690,531
Contract maintenance charges	(229,741)	(13,557,714)	(186,047)	(1,836,480)	(9)	(3)	(8,744)
Contract owners' benefits	(8,324,069)	(40,647,036)	(1,952,449)	(18,963,375)	(1,367)	-	(14,371)
Net transfers (to) from the Company and/or Subaccounts	(2,480,099)	1,855,334	(624,026)	(7,070,213)	1,039	292	(28,357)

Increase (decrease) in net assets resulting from Contract transactions	(10,916,862)	(48,524,530)	(2,720,678)	(27,392,527)	(337)	289	639,059

Total increase (decrease) in net assets	(5,466,407)	7,927,222	(1,162,230)	(24,615,142)	332	1,538	992,411

NET ASSETS:
Beginning of period	46,001,504	692,496,947	14,461,674	141,296,845	9,635	7,762	1,345,778

End of period	$40,535,097	$700,424,169	$13,299,444	$116,681,703	$9,967	$9,300	$2,338,189

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Mid-Cap Growth Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(362,850)	$(111,897)	$(18,244)	$290,059	$277,238	$890,027	$(1,832,402)
Net realized gain (loss) on investments	3,487,358	1,709,995	441,069	598,498	89,469	424,806	(6,468,967)
Change in net unrealized appreciation (depreciation) on investments	9,774,739	(2,245,655)	(278,847)	194,803	221,965	(2,050,676)	(13,007,753)

Net increase (decrease) in net assets resulting from operations	12,899,247	(647,557)	143,978	1,083,360	588,672	(735,843)	(21,309,122)

CONTRACT TRANSACTIONS:
Contract owners' net payments	25,536,552	8,360,784	3,371,434	10,601,346	50,611	259,201	800,817
Contract maintenance charges	(699,674)	(175,899)	(40,561)	(276,025)	(99,968)	(709,065)	(2,369,195)
Contract owners' benefits	(979,357)	(294,845)	(12,545)	(109,761)	(1,610,419)	(9,212,484)	(25,229,318)
Net transfers (to) from the Company and/or Subaccounts	5,208,800	3,365,400	987,869	2,594,291	2,196,178	(5,369,778)	17,281,765

Increase (decrease) in net assets resulting from Contract transactions	29,066,321	11,255,440	4,306,197	12,809,851	536,402	(15,032,126)	(9,515,931)

Total increase (decrease) in net assets	41,965,568	10,607,883	4,450,175	13,893,211	1,125,074	(15,767,969)	(30,825,053)

NET ASSETS:
Beginning of period	27,837,795	7,592,613	257,138	8,170,546	7,269,906	67,307,450	180,892,316

End of period	$69,803,363	$18,200,496	$4,707,313	$22,063,757	$8,394,980	$51,539,481	$150,067,263

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Growth VIP Fund, Class 2	VanEck VIP Global Resources Fund, Class I	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(105,176)	$2,307	$21,784	$2,278	$37,688	$4,770	$21,163
Net realized gain (loss) on investments	1,238,161	75,938	99,504	8,017	36,222	21,993	50,732
Change in net unrealized appreciation (depreciation) on investments	2,413,657	(67,939)	26,226	23,118	33,142	22,775	48,331

Net increase (decrease) in net assets resulting from operations	3,546,642	10,306	147,514	33,413	107,052	49,538	120,226

CONTRACT TRANSACTIONS:
Contract owners' net payments	396,613	-	26,353	-	-	21,120	130,402
Contract maintenance charges	(802,212)	(10)	(7,866)	(2,675)	(3,320)	(3,101)	(7,131)
Contract owners' benefits	(10,839,114)	(217,640)	(466,848)	(22,952)	(1,455)	-	(32,766)
Net transfers (to) from the Company and/or Subaccounts	(3,327,991)	8,434	(7,131)	(9,325)	3,413	(6,402)	65,333

Increase (decrease) in net assets resulting from Contract transactions	(14,572,704)	(209,216)	(455,492)	(34,952)	(1,362)	11,617	155,838

Total increase (decrease) in net assets	(11,026,062)	(198,910)	(307,978)	(1,539)	105,690	61,155	276,064

NET ASSETS:
Beginning of period	80,868,388	203,704	1,017,606	256,400	1,493,282	348,655	779,036

End of period	$69,842,326	$4,794	$709,628	$254,861	$1,598,972	$409,810	$1,055,100

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,258	$7,086	$(820)	$11,243	$9,178	$14,471	$16,451
Net realized gain (loss) on investments	113,482	516	48,978	438	37,347	15,868	23,191
Change in net unrealized appreciation (depreciation) on investments	405,862	(3,007)	510,979	58	38,887	148,202	33,317

Net increase (decrease) in net assets resulting from operations	543,602	4,595	559,137	11,739	85,412	178,541	72,959

CONTRACT TRANSACTIONS:
Contract owners' net payments	315,448	-	752,788	-	210,663	354,789	-
Contract maintenance charges	(5,405)	(557)	(9,463)	(1,737)	(2,690)	(3,976)	(6,875)
Contract owners' benefits	(153,610)	(23,265)	(68,394)	(23,716)	(49,312)	(122,646)	(67,750)
Net transfers (to) from the Company and/or Subaccounts	(115,142)	20,055	(379,548)	7,369	15,177	(36,964)	(74,208)

Increase (decrease) in net assets resulting from Contract transactions	41,291	(3,767)	295,383	(18,084)	173,838	191,203	(148,833)

Total increase (decrease) in net assets	584,893	828	854,520	(6,345)	259,250	369,744	(75,874)

NET ASSETS:
Beginning of period	2,210,009	272,064	1,569,881	204,545	943,042	1,191,646	763,482

End of period	$2,794,902	$272,892	$2,424,401	$198,200	$1,202,292	$1,561,390	$687,608

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$77,604	$14,720	$67,376	$66,550	$46,607	$36,242	$318,036
Net realized gain (loss) on investments	-	15,990	15,187	1,833	7,907	265,960	2,677
Change in net unrealized appreciation (depreciation) on investments	-	(10,198)	10,041	(48,908)	9,897	425,884	(418,374)

Net increase (decrease) in net assets resulting from operations	77,604	20,512	92,604	19,475	64,411	728,086	(97,661)

CONTRACT TRANSACTIONS:
Contract owners' net payments	40,141	135,065	305,033	816,905	393,109	1,075,573	351,785
Contract maintenance charges	(2,932)	(1,408)	(5,240)	(4,598)	(9,726)	(16,472)	(49,604)
Contract owners' benefits	(164,073)	(29,595)	(479,118)	(223,027)	(95,864)	(315,956)	(280,018)
Net transfers (to) from the Company and/or Subaccounts	(29,425)	(4,735)	238,651	235,905	135,679	(82,558)	580,938

Increase (decrease) in net assets resulting from Contract transactions	(156,289)	99,327	59,326	825,185	423,198	660,587	603,101

Total increase (decrease) in net assets	(78,685)	119,839	151,930	844,660	487,609	1,388,673	505,440

NET ASSETS:
Beginning of period	1,650,335	514,675	2,330,819	2,651,380	1,432,278	2,836,238	4,060,324

End of period	$1,571,650	$634,514	$2,482,749	$3,496,040	$1,919,887	$4,224,911	$4,565,764

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS American High-Income Trust, Class 2	American Funds IS American High-Income Trust, Class 4	American Funds IS Asset Allocation Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	1,506	(128,477)	9,095	(3,442)	42,707	72,166	1,132,513
Net realized gain (loss) on investments	28,663	1,248,321	78,292	(738)	84	186	3,299,889
Change in net unrealized appreciation (depreciation) on investments	61,976	3,456,703	62,369	63,028	29,207	27,613	6,048,479

Net increase (decrease) in net assets resulting from operations	92,145	4,576,547	149,756	58,848	71,998	99,965	10,480,881

CONTRACT TRANSACTIONS:
Contract owners' net payments	110,945	10,980,642	531,133	80,853	50,854	1,178,253	1,196,885
Contract maintenance charges	(3,363)	(234,278)	(5,871)	(1,284)	(3,795)	(11,229)	(682,700)
Contract owners' benefits	(24,343)	(247,061)	(53,575)	(2,643)	(68,818)	(10,028)	(7,020,710)
Net transfers (to) from the Company and/or Subaccounts	388,927	5,790,544	719,103	36,116	139,113	283,943	4,292,908

Increase (decrease) in net assets resulting from Contract transactions	472,166	16,289,847	1,190,790	113,042	117,354	1,440,939	(2,213,617)

Total increase (decrease) in net assets	564,311	20,866,394	1,340,546	171,890	189,352	1,540,904	8,267,264

NET ASSETS:
Beginning of period	511,754	7,457,714	744,538	299,234	534,815	-	81,196,187

End of period	$1,076,065	$28,324,108	$2,085,084	$471,124	$724,167	$1,540,904	$89,463,451

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 2	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Capital World Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	563,849	155,866	195,852	(3,673)	(3,646)	71,427	45,491
Net realized gain (loss) on investments	(303,315)	8,601	40,091	(2,174)	(99)	35,281	10,778
Change in net unrealized appreciation (depreciation) on investments	5,163,412	411,649	664,804	26,408	76,293	1,083,048	704,234

Net increase (decrease) in net assets resulting from operations	5,423,946	576,116	900,747	20,561	72,548	1,189,756	760,503

CONTRACT TRANSACTIONS:
Contract owners' net payments	19,570,607	67,548	6,522,452	4,672	1,110,226	138,603	2,080,211
Contract maintenance charges	(307,279)	(32,350)	(106,092)	(2,722)	(9,933)	(26,928)	(24,428)
Contract owners' benefits	(7,324,607)	(206,533)	(985,546)	(83,566)	(11,595)	(503,555)	(681,650)
Net transfers (to) from the Company and/or Subaccounts	7,235,806	(41,444)	1,546,499	57,882	382,975	(81,823)	581,065

Increase (decrease) in net assets resulting from Contract transactions	19,174,527	(212,779)	6,977,313	(23,734)	1,471,673	(473,703)	1,955,198

Total increase (decrease) in net assets	24,598,473	363,337	7,878,060	(3,173)	1,544,221	716,053	2,715,701

NET ASSETS:
Beginning of period	30,863,519	7,249,775	6,477,678	462,812	-	6,142,726	2,976,841

End of period	$55,461,992	$7,613,112	$14,355,738	$459,639	$1,544,221	$6,858,779	$5,692,542

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 2	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	30,091	(15,819)	(36,943)	(8,593)	(258,177)	(415,795)	112,267
Net realized gain (loss) on investments	7,494,487	1,836,225	97,279	12,943	3,597,845	(1,304,966)	1,001,510
Change in net unrealized appreciation (depreciation) on investments	10,847,873	3,427,611	928,782	137,410	15,727,689	18,126,736	2,994,383

Net increase (decrease) in net assets resulting from operations	18,372,451	5,248,017	989,118	141,760	19,067,357	16,405,975	4,108,160

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,102,300	20,730,448	168,377	1,017,178	1,992,547	24,189,478	913,931
Contract maintenance charges	(1,198,578)	(329,106)	(33,695)	(10,127)	(384,812)	(330,265)	(90,507)
Contract owners' benefits	(8,764,708)	(1,938,820)	(353,973)	(33,893)	(3,795,207)	(7,099,286)	(1,159,675)
Net transfers (to) from the Company and/or Subaccounts	(5,386,533)	8,704,797	231,492	299,418	(1,196,421)	3,858,964	(214,744)

Increase (decrease) in net assets resulting from Contract transactions	(13,247,519)	27,167,319	12,201	1,272,576	(3,383,893)	20,618,891	(550,995)

Total increase (decrease) in net assets	5,124,932	32,415,336	1,001,319	1,414,336	15,683,464	37,024,866	3,557,165

NET ASSETS:
Beginning of period	90,605,279	14,450,980	6,482,577	392,457	51,021,437	37,933,764	16,383,065

End of period	$95,730,211	$46,866,316	$7,483,896	$1,806,793	$66,704,901	$74,958,630	$19,940,230

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS International Fund, Class 4	American Funds IS International Growth and Income Fund, Class 2	American Funds IS International Growth and Income Fund, Class 4	American Funds IS New World Fund, Class 2	American Funds IS New World Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	117,321	45,261	36,474	17,361	13,265	58,913	4,355
Net realized gain (loss) on investments	1,008,170	2,929	16,510	2,222	(21)	(25,287)	(194)
Change in net unrealized appreciation (depreciation) on investments	4,138,358	1,274,098	338,514	117,913	37,740	1,258,479	63,838

Net increase (decrease) in net assets resulting from operations	5,263,849	1,322,288	391,498	137,496	50,984	1,292,105	67,999

CONTRACT TRANSACTIONS:
Contract owners' net payments	13,396,124	96,102	4,023,568	127,349	521,848	195,680	263,414
Contract maintenance charges	(150,493)	(40,093)	(41,372)	(5,160)	(5,562)	(42,585)	(1,157)
Contract owners' benefits	(2,980,841)	(830,627)	(178,981)	(123,300)	-	(544,901)	(34,142)
Net transfers (to) from the Company and/or Subaccounts	4,869,666	(121,283)	2,188,827	(1,355)	264,494	(173,411)	164,221

Increase (decrease) in net assets resulting from Contract transactions	15,134,456	(895,901)	5,992,042	(2,466)	780,780	(565,217)	392,336

Total increase (decrease) in net assets	20,398,305	426,387	6,383,540	135,030	831,764	726,888	460,335

NET ASSETS:
Beginning of period	14,624,874	9,242,304	534,859	912,580	-	8,784,139	337,275

End of period	$35,023,179	$9,668,691	$6,918,399	$1,047,610	$831,764	$9,511,027	$797,610

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS The Bond Fund of America, Class 2	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 2	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	1,084,229	833,473	108,798	173,628	425,375	137,374	154,937
Net realized gain (loss) on investments	(24,456)	(4,315)	(2,786)	(301,613)	395,625	73,084	(6,354)
Change in net unrealized appreciation (depreciation) on investments	500,567	434,972	(40,004)	280,531	5,312,413	1,417,032	854,651

Net increase (decrease) in net assets resulting from operations	1,560,340	1,264,130	66,008	152,546	6,133,413	1,627,490	1,003,234

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,942,197	20,430,567	41,870	2,871,283	921,775	9,675,459	6,577,239
Contract maintenance charges	(407,805)	(249,007)	(17,688)	(61,619)	(192,914)	(107,806)	(72,204)
Contract owners' benefits	(1,610,475)	(1,030,866)	(146,101)	(355,657)	(3,534,685)	(164,817)	(112,019)
Net transfers (to) from the Company and/or Subaccounts	5,435,151	8,572,505	527,983	746,378	779,367	2,767,768	1,798,596

Increase (decrease) in net assets resulting from Contract transactions	6,359,068	27,723,199	406,064	3,200,385	(2,026,457)	12,170,604	8,191,612

Total increase (decrease) in net assets	7,919,408	28,987,329	472,072	3,352,931	4,106,956	13,798,094	9,194,846

NET ASSETS:
Beginning of period	32,758,293	8,478,121	3,304,073	4,042,067	38,161,300	3,041,224	2,986,490

End of period	$40,677,701	$37,465,450	$3,776,145	$7,394,998	$42,268,256	$16,839,318	$12,181,336

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock Advantage SMID Cap V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	1,622	503,256	5,998	2,370	3,880	(3,497)	(378,185)
Net realized gain (loss) on investments	-	(924)	469	8,652	50,257	4,876	(2,670,876)
Change in net unrealized appreciation (depreciation) on investments	5,022	1,763,311	125,760	149,063	(11,304)	106,971	3,829,733

Net increase (decrease) in net assets resulting from operations	6,644	2,265,643	132,227	160,085	42,833	108,350	780,672

CONTRACT TRANSACTIONS:
Contract owners' net payments	164,901	7,891,469	807,809	-	61,507	72,245	354,582
Contract maintenance charges	(31)	(297,626)	(7,387)	(402)	(2,354)	(1,310)	(438,508)
Contract owners' benefits	-	(394,200)	(866)	(40,158)	(203,073)	(1,749)	(4,305,222)
Net transfers (to) from the Company and/or Subaccounts	1	5,312,709	79,371	148	271,839	480,905	26,457,281

Increase (decrease) in net assets resulting from Contract transactions	164,871	12,512,352	878,927	(40,412)	127,919	550,091	22,068,133

Total increase (decrease) in net assets	171,515	14,777,995	1,011,154	119,673	170,752	658,441	22,848,805

NET ASSETS:
Beginning of period	-	12,534,174	404,767	1,078,703	202,919	146,811	24,484,579

End of period	$171,515	$27,312,169	$1,415,921	$1,198,376	$373,671	$805,252	$47,333,384

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	(168,700)	(33,403)	14,069	18,416	15,592	(6,828)	(281)
Net realized gain (loss) on investments	(1,426,191)	13,214	21	12	(2,141)	(10,679)	13
Change in net unrealized appreciation (depreciation) on investments	1,117,628	689,345	19,463	61,535	16,545	99,970	23,959

Net increase (decrease) in net assets resulting from operations	(477,263)	669,156	33,553	79,963	29,996	82,463	23,691

CONTRACT TRANSACTIONS:
Contract owners' net payments	381,244	3,079,261	270,178	43,465	284,558	229,487	17,000
Contract maintenance charges	(163,108)	(42,180)	(3,517)	(9,290)	(3,648)	(3,814)	(90)
Contract owners' benefits	(2,097,386)	(102,735)	-	(144,657)	(112,851)	(25,927)	-
Net transfers (to) from the Company and/or Subaccounts	7,832,538	1,001,541	95,019	1,193,626	248,725	372,254	212,483

Increase (decrease) in net assets resulting from Contract transactions	5,953,288	3,935,887	361,680	1,083,144	416,784	572,000	229,393

Total increase (decrease) in net assets	5,476,025	4,605,043	395,233	1,163,107	446,780	654,463	253,084

NET ASSETS:
Beginning of period	12,106,374	1,668,350	105,656	890,164	259,103	595,636	-

End of period	$17,582,399	$6,273,393	$500,889	$2,053,271	$705,883	$1,250,099	$253,084

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	277,532	5,855	50,560	12,811	29,513	62,360	78,921
Net realized gain (loss) on investments	2,524	1,346	290	9,162	(510)	12,667	235
Change in net unrealized appreciation (depreciation) on investments	648,024	23,624	1,080	50,985	87,788	120,880	(2,019)

Net increase (decrease) in net assets resulting from operations	928,080	30,825	51,930	72,958	116,791	195,907	77,137

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,346,439	183,992	534,844	-	218,499	353,317	916,115
Contract maintenance charges	(161,517)	(516)	(1,408)	(2,835)	(2,000)	(1,978)	(5,412)
Contract owners' benefits	(219,861)	(3,768)	(51,839)	-	(12,369)	(15,734)	(61,107)
Net transfers (to) from the Company and/or Subaccounts	3,254,275	5,853	53,975	(5,163)	89,885	(85,379)	412,079

Increase (decrease) in net assets resulting from Contract transactions	8,219,336	185,561	535,572	(7,998)	294,015	250,226	1,261,675

Total increase (decrease) in net assets	9,147,416	216,386	587,502	64,960	410,806	446,133	1,338,812

NET ASSETS:
Beginning of period	5,874,597	107,974	817,264	500,779	671,909	1,015,858	899,932

End of period	$15,022,013	$324,360	$1,404,766	$565,739	$1,082,715	$1,461,991	$2,238,744

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Contrafund Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	66,729	24,505	113,697	9,525	271,051	52,939	(1,851,523)
Net realized gain (loss) on investments	48,709	133,145	96	1,607	741,647	70	12,555,657
Change in net unrealized appreciation (depreciation) on investments	203,843	164,645	418,803	30,764	4,137,726	82,047	51,827,917

Net increase (decrease) in net assets resulting from operations	319,281	322,295	532,596	41,896	5,150,424	135,056	62,532,051

CONTRACT TRANSACTIONS:
Contract owners' net payments	824,462	525,271	5,750,440	383,149	12,608,567	2,210,716	4,746,076
Contract maintenance charges	(4,050)	(4,035)	(57,576)	(6,253)	(416,979)	(20,846)	(2,614,871)
Contract owners' benefits	(87,940)	(73,509)	(439)	(10,044)	(471,022)	(55,717)	(29,663,789)
Net transfers (to) from the Company and/or Subaccounts	93,862	(4,548)	2,134,775	118,986	7,501,508	1,118,159	89,890,216

Increase (decrease) in net assets resulting from Contract transactions	826,334	443,179	7,827,200	485,838	19,222,074	3,252,312	62,357,632

Total increase (decrease) in net assets	1,145,615	765,474	8,359,796	527,734	24,372,498	3,387,368	124,889,683

NET ASSETS:
Beginning of period	2,370,079	1,275,723	75,616	115,330	17,083,116	483,111	143,936,154

End of period	$3,515,694	$2,041,197	$8,435,412	$643,064	$41,455,614	$3,870,479	$268,825,837

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Equity- Income Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	22,641	33,406	1,744	17,005	48,539	31,556	16,330
Net realized gain (loss) on investments	4,553	193,389	1,236	(53,827)	2,727	480	133
Change in net unrealized appreciation (depreciation) on investments	(84,917)	222,688	17,694	98,030	190,781	43,916	30,578

Net increase (decrease) in net assets resulting from operations	(57,723)	449,483	20,674	61,208	242,047	75,952	47,041

CONTRACT TRANSACTIONS:
Contract owners' net payments	204,135	5,498	64,501	405	777	80,885	935,797
Contract maintenance charges	(2,026)	(43,575)	(551)	(6,994)	(11,757)	(10,098)	(6,891)
Contract owners' benefits	(135,197)	(441,133)	-	(322,229)	(95,979)	(41,454)	(3,942)
Net transfers (to) from the Company and/or Subaccounts	(85,674)	59,149	59,347	(2,315)	(29,795)	153,272	64,320

Increase (decrease) in net assets resulting from Contract transactions	(18,762)	(420,061)	123,297	(331,133)	(136,754)	182,605	989,284

Total increase (decrease) in net assets	(76,485)	29,422	143,971	(269,925)	105,293	258,557	1,036,325

NET ASSETS:
Beginning of period	1,501,983	5,153,513	52,723	940,097	2,239,805	1,014,473	-

End of period	$1,425,498	$5,182,935	$196,694	$670,172	$2,345,098	$1,273,030	$1,036,325

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP High Income Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	3,880	223	(27,622)	(13,507)	1,576	1,358,221	136
Net realized gain (loss) on investments	312	900	192,730	287	(1)	10,636,740	11
Change in net unrealized appreciation (depreciation) on investments	95,029	1,448	601,395	60,770	(200)	89,857,702	47,834

Net increase (decrease) in net assets resulting from operations	99,221	2,571	766,503	47,550	1,375	101,852,663	47,981

CONTRACT TRANSACTIONS:
Contract owners' net payments	60,703	24,361	62,091	696,683	25,500	14,173,899	349,711
Contract maintenance charges	(3,083)	(148)	(13,403)	(9,552)	(168)	(3,414,192)	(30)
Contract owners' benefits	-	-	(337,020)	(24,234)	-	(85,248,273)	-
Net transfers (to) from the Company and/or Subaccounts	85,181	7,679	(57,198)	85,130	4,440	364,795,607	84,992

Increase (decrease) in net assets resulting from Contract transactions	142,801	31,892	(345,530)	748,027	29,772	290,307,041	434,673

Total increase (decrease) in net assets	242,022	34,463	420,973	795,577	31,147	392,159,704	482,654

NET ASSETS:
Beginning of period	547,337	-	2,364,042	959,630	-	248,695,661	-

End of period	$789,359	$34,463	$2,785,015	$1,755,207	$31,147	$640,855,365	$482,654

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Strategic Income Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	27,081	3,753,991	(1,164,487)	1,009	4,934	(10,135)	6,954
Net realized gain (loss) on investments	497	(3,448,898)	(3,471,123)	-	(2,628)	26,102	952
Change in net unrealized appreciation (depreciation) on investments	85,010	11,801,172	18,278,441	355	22,719	793,853	469,550

Net increase (decrease) in net assets resulting from operations	112,588	12,106,265	13,642,831	1,364	25,025	809,820	477,456

CONTRACT TRANSACTIONS:
Contract owners' net payments	908,284	9,005,121	1,721,433	-	51,168	4,024,433	843,815
Contract maintenance charges	(10,109)	(3,369,612)	(2,142,038)	(221)	(2,715)	(43,234)	(9,985)
Contract owners' benefits	(12,420)	(27,067,233)	(23,502,595)	-	(1,646)	(561)	(734)
Net transfers (to) from the Company and/or Subaccounts	340,873	18,603,546	90,673,788	31,109	219,502	1,951,599	150,912

Increase (decrease) in net assets resulting from Contract transactions	1,226,628	(2,828,178)	66,750,588	30,888	266,309	5,932,237	984,008

Total increase (decrease) in net assets	1,339,216	9,278,087	80,393,419	32,252	291,334	6,742,057	1,461,464

NET ASSETS:
Beginning of period	215,701	246,236,117	137,923,249	-	89,078	166,863	1,423,232

End of period	$1,554,917	$255,514,204	$218,316,668	$32,252	$380,412	$6,908,920	$2,884,696

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	3,778	3,276	(411,887)	5,866,345	49,865	3,958,173	(183,882)
Net realized gain (loss) on investments	3,215	39,725	585,074	2,256,458	221,828	19,243,531	20,050,176
Change in net unrealized appreciation (depreciation) on investments	(204)	118,544	13,576,654	(1,736,055)	317,928	9,851,487	4,201,674

Net increase (decrease) in net assets resulting from operations	6,789	161,545	13,749,841	6,386,748	589,621	33,053,191	24,067,968

CONTRACT TRANSACTIONS:
Contract owners' net payments	58,541	125,322	1,499,510	3,219,546	3,750	1,546,888	18,442,538
Contract maintenance charges	(620)	(4,123)	(388,635)	(1,385,728)	(8,499)	(5,352,622)	(3,178,636)
Contract owners' benefits	(3,094)	(25,001)	(3,502,014)	(17,746,134)	(333,117)	(50,170,871)	(31,692,097)
Net transfers (to) from the Company and/or Subaccounts	108,371	245,468	16,976,665	46,045,346	(25,501)	114,217,280	10,191,121

Increase (decrease) in net assets resulting from Contract transactions	163,198	341,666	14,585,526	30,133,030	(363,367)	60,240,675	(6,237,074)

Total increase (decrease) in net assets	169,987	503,211	28,335,367	36,519,778	226,254	93,293,866	17,830,894

NET ASSETS:
Beginning of period	67,478	569,474	22,951,849	103,413,189	3,281,128	354,551,926	282,597,447

End of period	$237,465	$1,072,685	$51,287,216	$139,932,967	$3,507,382	$447,845,792	$300,428,341

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	(208,871)	(322,614)	219,122	5,319,314	481,245	278,486	398,232
Net realized gain (loss) on investments	848,325	(68,250)	(68,365)	(7,255,912)	(321,970)	(1,043,574)	948,392
Change in net unrealized appreciation (depreciation) on investments	2,406,139	5,959,245	233,509	12,389,150	1,078,132	3,590,456	3,271,330

Net increase (decrease) in net assets resulting from operations	3,045,593	5,568,381	384,266	10,452,552	1,237,407	2,825,368	4,617,954

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,650,425	437,693	39,349	1,036,136	962,849	193,397	60,237
Contract maintenance charges	(391,334)	(273,546)	(16,711)	(4,441,075)	(339,650)	(72,839)	(401,994)
Contract owners' benefits	(3,747,677)	(3,461,829)	(609,681)	(38,471,957)	(3,159,904)	(1,908,204)	(3,614,606)
Net transfers (to) from the Company and/or Subaccounts	9,628,399	10,608,559	6,982	10,164,002	1,527,816	(487,533)	2,579,287

Increase (decrease) in net assets resulting from Contract transactions	9,139,813	7,310,877	(580,061)	(31,712,894)	(1,008,889)	(2,275,179)	(1,377,076)

Total increase (decrease) in net assets	12,185,406	12,879,258	(195,795)	(21,260,342)	228,518	550,189	3,240,878

NET ASSETS:
Beginning of period	31,949,336	21,330,274	5,906,977	332,953,217	26,758,665	17,274,604	28,014,567

End of period	$44,134,742	$34,209,532	$5,711,182	$311,692,875	$26,987,183	$17,824,793	$31,255,445

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	183,255	306,767	(476,949)	4,133	(350,225)	(37,109)	(2,474)
Net realized gain (loss) on investments	2,598,037	6,157,600	(818,332)	117,876	(7,015,281)	(323,545)	(143,434)
Change in net unrealized appreciation (depreciation) on investments	651,838	1,848,242	7,766,026	422,406	8,932,900	3,206,324	1,786,904

Net increase (decrease) in net assets resulting from operations	3,433,130	8,312,609	6,470,745	544,415	1,567,394	2,845,670	1,640,996

CONTRACT TRANSACTIONS:
Contract owners' net payments	369,215	240,788	1,913,710	20,275	349,706	244,886	14,851
Contract maintenance charges	(42,959)	(1,074,665)	(486,414)	(7,261)	(1,053,023)	(30,714)	(138,208)
Contract owners' benefits	(3,597,192)	(8,705,810)	(4,914,228)	(484,750)	(10,224,958)	(1,943,328)	(991,949)
Net transfers (to) from the Company and/or Subaccounts	(222,369)	2,029,558	5,944,422	23,141	41,205,307	(93,903)	263,576

Increase (decrease) in net assets resulting from Contract transactions	(3,493,305)	(7,510,129)	2,457,490	(448,595)	30,277,032	(1,823,059)	(851,730)

Total increase (decrease) in net assets	(60,175)	802,480	8,928,235	95,820	31,844,426	1,022,611	789,266

NET ASSETS:
Beginning of period	31,618,081	80,364,461	37,927,835	5,592,654	68,254,699	16,934,370	9,515,308

End of period	$31,557,906	$81,166,941	$46,856,070	$5,688,474	$100,099,125	$17,956,981	$10,304,574

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Guggenheim Floating Rate Strategies, Series F	Guggenheim Global Managed Futures Strategy Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	(320,516)	(1,471,079)	19,175	(146,822)	(4,969)	85,386	13,998
Net realized gain (loss) on investments	1,566,031	8,606,437	(35,694)	123,552	(2,329)	22,345	8,257
Change in net unrealized appreciation (depreciation) on investments	8,016,447	34,900,079	840,948	4,595,767	138,285	219,633	(1,916)

Net increase (decrease) in net assets resulting from operations	9,261,962	42,035,437	824,429	4,572,497	130,987	327,364	20,339

CONTRACT TRANSACTIONS:
Contract owners' net payments	511,216	5,922,871	124,644	358,668	921	35,891	(372)
Contract maintenance charges	(40,290)	(1,822,271)	(108,991)	(9,646)	(10,548)	(2,399)	(799)
Contract owners' benefits	(3,444,796)	(16,703,891)	(554,149)	(3,369,943)	(68,746)	(581,732)	(158,476)
Net transfers (to) from the Company and/or Subaccounts	(807,537)	48,919,767	222,971	(251,682)	(19,106)	53,381	4,498

Increase (decrease) in net assets resulting from Contract transactions	(3,781,407)	36,316,476	(315,525)	(3,272,603)	(97,479)	(494,859)	(155,149)

Total increase (decrease) in net assets	5,480,555	78,351,913	508,904	1,299,894	33,508	(167,495)	(134,810)

NET ASSETS:
Beginning of period	24,289,268	75,641,803	6,039,413	22,307,312	646,565	3,413,876	565,524

End of period	$29,769,823	$153,993,716	$6,548,317	$23,607,206	$680,073	$3,246,381	$430,714

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Guggenheim Long Short Equity Fund	Guggenheim Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Franchise Fund, Series II	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced- Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	(1,005)	10,473	(60,782)	(24,901)	(382,574)	(711,716)	(92,896)
Net realized gain (loss) on investments	2,191	8,521	200,338	114,508	12,539,949	(1,046,926)	96,462
Change in net unrealized appreciation (depreciation) on investments	12,890	156	1,604,830	709,682	(4,681,991)	4,265,061	2,003,425

Net increase (decrease) in net assets resulting from operations	14,076	19,150	1,744,386	799,289	7,475,384	2,506,419	2,006,991

CONTRACT TRANSACTIONS:
Contract owners' net payments	297	(331)	22	2,062	208,706	222,596	51,046
Contract maintenance charges	(164)	(527)	(1,039)	(10,088)	(846,384)	(888,444)	(2,320)
Contract owners' benefits	(64,296)	(142,877)	(537,849)	(460,147)	(7,876,145)	(7,673,191)	(767,579)
Net transfers (to) from the Company and/or Subaccounts	86,646	22,729	38,208	(61,849)	(2,091,841)	623,359	(83,579)

Increase (decrease) in net assets resulting from Contract transactions	22,483	(121,006)	(500,658)	(530,022)	(10,605,664)	(7,715,680)	(802,432)

Total increase (decrease) in net assets	36,559	(101,856)	1,243,728	269,267	(3,130,280)	(5,209,261)	1,204,559

NET ASSETS:
Beginning of period	129,887	618,806	4,652,111	2,274,950	75,694,398	55,653,246	6,361,491

End of period	$166,446	$516,950	$5,895,839	$2,544,217	$72,564,118	$50,443,985	$7,566,050

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	(428,449)	124,154	582,955	344,388	(43,263)	(270,076)	536,410
Net realized gain (loss) on investments	1,189,553	3,471,434	16,358,391	246	11,828	(336,781)	3,172,102
Change in net unrealized appreciation (depreciation) on investments	12,048,538	(1,347,663)	(5,020,634)	2,285,253	378,395	2,993,872	5,641,662

Net increase (decrease) in net assets resulting from operations	12,809,642	2,247,925	11,920,712	2,629,887	346,960	2,387,015	9,350,174

CONTRACT TRANSACTIONS:
Contract owners' net payments	125,044	350,740	1,422,009	13,704,750	2,738	391,306	6,707,968
Contract maintenance charges	(561,192)	(4,724)	(1,263,500)	(358,162)	(918)	(248,798)	(1,912,764)
Contract owners' benefits	(5,161,441)	(3,080,466)	(17,350,749)	(603,743)	(275,332)	(3,001,868)	(19,564,916)
Net transfers (to) from the Company and/or Subaccounts	22,807,848	(66,020)	3,125,891	8,919,891	58,244	7,099,870	65,480,113

Increase (decrease) in net assets resulting from Contract transactions	17,210,259	(2,800,470)	(14,066,349)	21,662,736	(215,268)	4,240,510	50,710,401

Total increase (decrease) in net assets	30,019,901	(552,545)	(2,145,637)	24,292,623	131,692	6,627,525	60,060,575

NET ASSETS:
Beginning of period	23,130,193	22,481,972	142,635,220	11,947,753	3,094,065	22,743,748	130,536,279

End of period	$53,150,094	$21,929,427	$140,489,583	$36,240,376	$3,225,757	$29,371,273	$190,596,854

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	(440,242)	(68,767)	(2,481,168)	(2,471)	(69,395)	(2,305,560)	1,061,099
Net realized gain (loss) on investments	(164,130)	950,981	33,349,103	(357,496)	(90,229)	(9,292,846)	(1,270,649)
Change in net unrealized appreciation (depreciation) on investments	5,275,143	1,078,334	28,036,642	374,354	527,775	26,840,386	4,266,767

Net increase (decrease) in net assets resulting from operations	4,670,771	1,960,548	58,904,577	14,387	368,151	15,241,980	4,057,217

CONTRACT TRANSACTIONS:
Contract owners' net payments	189,299	20,158	746,213	45,022	129,796	595,001	724,002
Contract maintenance charges	(482,539)	(1,339)	(2,836,498)	(24,767)	(1,754)	(3,007,889)	(1,653,266)
Contract owners' benefits	(5,981,709)	(738,492)	(27,494,862)	(419,949)	(616,530)	(25,426,577)	(13,948,848)
Net transfers (to) from the Company and/or Subaccounts	25,903,250	(236,657)	49,455,122	7,163,782	304,167	(2,328,442)	5,725,172

Increase (decrease) in net assets resulting from Contract transactions	19,628,301	(956,330)	19,869,975	6,764,088	(184,321)	(30,167,907)	(9,152,940)

Total increase (decrease) in net assets	24,299,072	1,004,218	78,774,552	6,778,475	183,830	(14,925,927)	(5,095,723)

NET ASSETS:
Beginning of period	27,252,946	6,365,531	161,988,138	2,650,172	4,963,285	223,227,513	122,686,164

End of period	$51,552,018	$7,369,749	$240,762,690	$9,428,647	$5,147,115	$208,301,586	$117,590,441

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Mid Cap Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	81,520	(211,776)	(28,704)	(436,987)	(88)	21,791	(133,395)
Net realized gain (loss) on investments	3,178,192	20,601,669	546,579	8,141,412	2,483	(1,252)	25,902
Change in net unrealized appreciation (depreciation) on investments	(724,988)	442,912	765,903	10,151,311	3,505	602,575	1,703,587

Net increase (decrease) in net assets resulting from operations	2,534,724	20,832,805	1,283,778	17,855,736	5,900	623,114	1,596,094

CONTRACT TRANSACTIONS:
Contract owners' net payments	214,328	2,350,801	17,493	341,680	119,347	3,373,366	273,609
Contract maintenance charges	(4,791)	(5,011,833)	(1,889)	(1,331,746)	(16)	(35,104)	(101,002)
Contract owners' benefits	(2,840,414)	(47,094,996)	(985,143)	(10,940,044)	-	(23,286)	(1,434,529)
Net transfers (to) from the Company and/or Subaccounts	(261,213)	138,909,032	(8,647)	9,643,273	(36,622)	1,604,523	5,050,298

Increase (decrease) in net assets resulting from Contract transactions	(2,892,090)	89,153,004	(978,186)	(2,286,837)	82,709	4,919,499	3,788,376

Total increase (decrease) in net assets	(357,366)	109,985,809	305,592	15,568,899	88,609	5,542,613	5,384,470

NET ASSETS:
Beginning of period	24,604,855	330,787,483	6,389,831	82,439,874	-	667,070	11,147,265

End of period	$24,247,489	$440,773,292	$6,695,423	$98,008,773	$88,609	$6,209,683	$16,531,735

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	23,159,806	(5,713)	12	2,038	30,537	(5,509)	19,095,180
Net realized gain (loss) on investments	-	1,471	5	892	2,569	1,961	(5,966,635)
Change in net unrealized appreciation (depreciation) on investments	-	188,672	907	27,543	339,355	175,143	11,774,372

Net increase (decrease) in net assets resulting from operations	23,159,806	184,430	924	30,473	372,461	171,595	24,902,917

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,200,622	945,940	-	622,198	3,308,314	887,666	15,824,503
Contract maintenance charges	(9,665,303)	(6,720)	(15)	(4,481)	(38,377)	(5,749)	(6,509,045)
Contract owners' benefits	(126,064,958)	(1,480)	-	2	(71,649)	(1,492)	(51,578,591)
Net transfers (to) from the Company and/or Subaccounts	(1,386,142,507)	240,767	10,346	67,349	1,119,267	86,740	15,912,033

Increase (decrease) in net assets resulting from Contract transactions	(1,516,672,146)	1,178,507	10,331	685,068	4,317,555	967,165	(26,351,100)

Total increase (decrease) in net assets	(1,493,512,340)	1,362,937	11,255	715,541	4,690,016	1,138,760	(1,448,183)

NET ASSETS:
Beginning of period	1,752,409,029	62,888	-	36,060	764,726	35,277	478,615,618

End of period	$258,896,689	$1,425,825	$11,255	$751,601	$5,454,742	$1,174,037	$477,167,435

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	(590,270)	(79,358)	(349,924)	(139,539)	(219,890)	202,751	414
Net realized gain (loss) on investments	(754,911)	1,851,611	(2,593,570)	5,519,138	1,317,684	443	(9)
Change in net unrealized appreciation (depreciation) on investments	10,226,806	4,390,588	3,860,723	7,778,618	4,244,812	(40,851)	5,505

Net increase (decrease) in net assets resulting from operations	8,881,625	6,162,841	917,229	13,158,217	5,342,606	162,343	5,910

CONTRACT TRANSACTIONS:
Contract owners' net payments	367,628	450,909	377,097	1,118,718	303,173	1,686,947	73,988
Contract maintenance charges	(1,808,042)	(318,617)	(425,235)	(1,132,305)	(269,876)	(29,922)	(285)
Contract owners' benefits	(15,834,981)	(6,529,783)	(4,383,351)	(12,180,526)	(4,558,718)	(83,663)	-
Net transfers (to) from the Company and/or Subaccounts	66,128,270	(170,189)	33,394,066	8,952,728	3,630,205	1,307,908	(50,015)

Increase (decrease) in net assets resulting from Contract transactions	48,852,875	(6,567,680)	28,962,577	(3,241,385)	(895,216)	2,881,270	23,688

Total increase (decrease) in net assets	57,734,500	(404,839)	29,879,806	9,916,832	4,447,390	3,043,613	29,598

NET ASSETS:
Beginning of period	83,754,002	56,411,029	24,782,228	92,723,229	41,275,178	2,179,187	70,831

End of period	$141,488,502	$56,006,190	$54,662,034	$102,640,061	$45,722,568	$5,222,800	$100,429

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS Core Equity Portfolio, Service Class	MFS Emerging Markets Equity Portfolio, Service Class	MFS Global Real Estate Portfolio, Service Class	MFS Growth Series, Initial Class	MFS Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	(138)	(729)	(100)	674	(144)	(71,557)	(403,125)
Net realized gain (loss) on investments	4	(5)	6	(67)	8	423,381	3,441,491
Change in net unrealized appreciation (depreciation) on investments	9,251	16,437	6,077	21,168	14,273	1,205,796	8,702,457

Net increase (decrease) in net assets resulting from operations	9,117	15,703	5,983	21,775	14,137	1,557,620	11,740,823

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	82,685	227,192	-	-	12,230	774,187
Contract maintenance charges	(44)	(270)	(40)	(556)	(45)	(1,846)	(278,587)
Contract owners' benefits	-	-	-	(27,022)	-	(505,554)	(5,257,077)
Net transfers (to) from the Company and/or Subaccounts	127,489	39,091	-	(5,251)	127,490	(152,532)	(3,285,206)

Increase (decrease) in net assets resulting from Contract transactions	127,445	121,506	227,152	(32,829)	127,445	(647,702)	(8,046,683)

Total increase (decrease) in net assets	136,562	137,209	233,135	(11,054)	141,582	909,918	3,694,140

NET ASSETS:
Beginning of period	-	-	-	238,325	-	4,822,610	37,099,289

End of period	$136,562	$137,209	$233,135	$227,271	$141,582	$5,732,528	$40,793,429

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	(165)	(72,136)	(31,570)	(264,510)	(16,713)	(249,899)	(13)
Net realized gain (loss) on investments	971	2,102,190	485,397	2,755,799	99,227	1,770,479	-
Change in net unrealized appreciation (depreciation) on investments	9,842	493,941	354,326	4,104,080	248,904	4,624,381	823

Net increase (decrease) in net assets resulting from operations	10,648	2,523,995	808,153	6,595,369	331,418	6,144,961	810

CONTRACT TRANSACTIONS:
Contract owners' net payments	387,218	455,377	171,316	257,912	29,279	260,973	24,951
Contract maintenance charges	(155)	(24,799)	(1,464)	(373,995)	(457)	(387,406)	-
Contract owners' benefits	-	(2,196,527)	(1,086,585)	(5,693,150)	(235,839)	(3,590,417)	-
Net transfers (to) from the Company and/or Subaccounts	(68,944)	(820,233)	(39,397)	(1,054,462)	46,396	(1,568,616)	1

Increase (decrease) in net assets resulting from Contract transactions	318,119	(2,586,182)	(956,130)	(6,863,695)	(160,621)	(5,285,466)	24,952

Total increase (decrease) in net assets	328,767	(62,187)	(147,977)	(268,326)	170,797	859,495	25,762

NET ASSETS:
Beginning of period	-	16,508,463	5,140,855	41,339,829	1,528,320	29,345,726	-

End of period	$328,767	$16,446,276	$4,992,878	$41,071,503	$1,699,117	$30,205,221	$25,762

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Mid Cap Value Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class	MFS Research Series, Initial Class	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	(11)	(27,031)	(501,128)	(37,813)	(24,012)	5,642,629	112,740
Net realized gain (loss) on investments	-	268	25,940	253,549	207,117	(3,065,544)	822,702
Change in net unrealized appreciation (depreciation) on investments	834	258,155	6,124,947	658,785	406,453	14,592,668	311,808

Net increase (decrease) in net assets resulting from operations	823	231,392	5,649,759	874,521	589,558	17,169,753	1,247,250

CONTRACT TRANSACTIONS:
Contract owners' net payments	15,000	2,374	152,684	29,855	3,353	1,172,228	114,988
Contract maintenance charges	-	(632)	(539,820)	(1,694)	(21,380)	(3,763,488)	(3,791)
Contract owners' benefits	-	(118,229)	(5,279,560)	(293,442)	(269,918)	(35,384,994)	(2,299,385)
Net transfers (to) from the Company and/or Subaccounts	-	547	867,279	(31,184)	(82,509)	9,747,859	(26,744)

Increase (decrease) in net assets resulting from Contract transactions	15,000	(115,940)	(4,799,417)	(296,465)	(370,454)	(28,228,395)	(2,214,932)

Total increase (decrease) in net assets	15,823	115,452	850,342	578,056	219,104	(11,058,642)	(967,682)

NET ASSETS:
Beginning of period	-	1,858,327	45,049,401	4,367,874	3,011,390	303,873,461	15,228,810

End of period	$15,823	$1,973,779	$45,899,743	$4,945,930	$3,230,494	$292,814,819	$14,261,128

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Initial Class	MFS Utilities Series, Service Class	MFS Value Series, Service Class	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Global Real Estate Portfolio, Class II	Morgan Stanley VIF Global Strategist Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	321,238	38,526	401,343	474,049	154	31,521	99
Net realized gain (loss) on investments	2,004,937	108,882	1,365,779	13,614,860	(249)	(52,556)	46
Change in net unrealized appreciation (depreciation) on investments	1,096,484	(200,671)	(2,418,793)	(5,329,830)	686	445,872	13,923

Net increase (decrease) in net assets resulting from operations	3,422,659	(53,263)	(651,671)	8,759,079	591	424,837	14,068

CONTRACT TRANSACTIONS:
Contract owners' net payments	331,663	3,722	153,425	698,347	41,807	8,207	139,917
Contract maintenance charges	(279,090)	(439)	(186,896)	(1,370,233)	(356)	(70,107)	(1,196)
Contract owners' benefits	(5,568,335)	(175,167)	(2,320,660)	(17,367,966)	-	(643,647)	-
Net transfers (to) from the Company and/or Subaccounts	214,048	148,152	1,057,277	2,007,702	(81,319)	345,169	28,331

Increase (decrease) in net assets resulting from Contract transactions	(5,301,714)	(23,732)	(1,296,854)	(16,032,150)	(39,868)	(360,378)	167,052

Total increase (decrease) in net assets	(1,879,055)	(76,995)	(1,948,525)	(7,273,071)	(39,277)	64,459	181,120

NET ASSETS:
Beginning of period	41,300,321	1,761,049	19,638,246	150,061,030	39,277	5,022,511	17,123

End of period	$39,421,266	$1,684,054	$17,689,721	$142,787,959	$-	$5,086,970	$198,243

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO All Asset Portfolio	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	78,303	873	97,128	16,425	33,204	225,911	3,061,501
Net realized gain (loss) on investments	(265,694)	9	(98,745)	(1,963)	(3,578)	(847,679)	(1,019,635)
Change in net unrealized appreciation (depreciation) on investments	197,653	(1,372)	576,668	20,059	21,973	1,252,528	2,497,718

Net increase (decrease) in net assets resulting from operations	10,262	(490)	575,051	34,521	51,599	630,760	4,539,584

CONTRACT TRANSACTIONS:
Contract owners' net payments	9,619	-	64,705	167,805	31,963	40,958	1,418,777
Contract maintenance charges	(52,520)	(40)	(89,168)	(3,939)	(2,709)	(270,460)	(1,746,062)
Contract owners' benefits	(537,821)	(318)	(783,601)	(103,639)	(56,745)	(2,063,587)	(14,400,196)
Net transfers (to) from the Company and/or Subaccounts	3,392,547	-	596,582	139,039	282,646	721,197	2,065,626

Increase (decrease) in net assets resulting from Contract transactions	2,811,825	(358)	(211,482)	199,266	255,155	(1,571,892)	(12,661,855)

Total increase (decrease) in net assets	2,822,087	(848)	363,569	233,787	306,754	(941,132)	(8,122,271)

NET ASSETS:
Beginning of period	2,183,135	6,048	4,890,874	185,630	613,370	20,469,753	126,468,578

End of period	$5,005,222	$5,200	$5,254,443	$419,417	$920,124	$19,528,621	$118,346,307

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro Cap Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	4,039,282	2,433,360	14,156,107	350,586	301,813	6,284,026	(132,003)
Net realized gain (loss) on investments	(3,626,324)	(33,953)	(11,118,521)	639,341	3,617,559	417,440	(684,798)
Change in net unrealized appreciation (depreciation) on investments	4,931,408	964,217	23,941,306	2,925,237	3,587,363	70,020,972	1,794,721

Net increase (decrease) in net assets resulting from operations	5,344,366	3,363,624	26,978,892	3,915,164	7,506,735	76,722,438	977,920

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,531,812	5,185,759	10,023,345	671,182	20,668	34,432,536	53,436
Contract maintenance charges	(3,364,164)	(1,005,549)	(8,178,513)	(678,578)	(250,295)	(13,211,298)	(157,551)
Contract owners' benefits	(26,944,733)	(8,832,798)	(69,900,431)	(4,070,827)	(7,261,741)	(24,438,126)	(1,618,017)
Net transfers (to) from the Company and/or Subaccounts	4,842,487	6,597,398	24,129,412	1,967,772	(2,123,543)	33,584,204	7,201,644

Increase (decrease) in net assets resulting from Contract transactions	(23,934,598)	1,944,810	(43,926,187)	(2,110,451)	(9,614,911)	30,367,316	5,479,512

Total increase (decrease) in net assets	(18,590,232)	5,308,434	(16,947,295)	1,804,713	(2,108,176)	107,089,754	6,457,432

NET ASSETS:
Beginning of period	235,467,480	69,195,395	606,615,702	39,579,003	48,109,680	585,407,193	8,004,242

End of period	$216,877,248	$74,503,829	$589,668,407	$41,383,716	$46,001,504	$692,496,947	$14,461,674

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Royce Capital Fund Small Cap Portfolio, Service Class	Rydex Commodities Strategy	Rydex Inverse Government Long Bond Strategy	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Mid-Cap Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	(515,369)	897	(80)	(3,717)	(122,579)	(40,517)	(268)
Net realized gain (loss) on investments	3,754,486	8	106	89,144	123,792	245,440	14,273
Change in net unrealized appreciation (depreciation) on investments	19,341,622	(1,585)	205	145,476	5,022,854	19,279	1,973

Net increase (decrease) in net assets resulting from operations	22,580,739	(680)	231	230,903	5,024,067	224,202	15,978

CONTRACT TRANSACTIONS:
Contract owners' net payments	355,885	200	-	425,974	13,643,466	3,103,903	246,543
Contract maintenance charges	(1,791,007)	(8)	(4)	(5,183)	(172,889)	(46,916)	(323)
Contract owners' benefits	(15,402,051)	(22)	-	(5,942)	(490,340)	(119,269)	-
Net transfers (to) from the Company and/or Subaccounts	(2,251,527)	650	(508)	196,895	4,716,191	2,031,031	(5,060)

Increase (decrease) in net assets resulting from Contract transactions	(19,088,700)	820	(512)	611,744	17,696,428	4,968,749	241,160

Total increase (decrease) in net assets	3,492,039	140	(281)	842,647	22,720,495	5,192,951	257,138

NET ASSETS:
Beginning of period	137,804,806	9,495	8,043	503,131	5,117,300	2,399,662	-

End of period	$141,296,845	$9,635	$7,762	$1,345,778	$27,837,795	$7,592,613	$257,138

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	VanEck VIP Global Resources Fund, Class I	Vanguard VIF Balanced Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	76,633	112,697	1,495,974	(2,023,979)	1,847,369	2,139	15,364
Net realized gain (loss) on investments	21,193	(610,141)	(368,966)	(10,840,985)	(817,570)	16,522	34,853
Change in net unrealized appreciation (depreciation) on investments	445,161	421,490	10,722,309	15,807,962	12,712,852	(31,492)	73,037

Net increase (decrease) in net assets resulting from operations	542,987	(75,954)	11,849,317	2,942,998	13,742,651	(12,831)	123,254

CONTRACT TRANSACTIONS:
Contract owners' net payments	6,019,517	133,376	350,940	606,930	333,201	-	45,019
Contract maintenance charges	(52,259)	(88,417)	(794,902)	(2,632,493)	(858,277)	(10)	(5,638)
Contract owners' benefits	(85,726)	(1,155,334)	(8,149,519)	(23,764,621)	(8,875,255)	-	(5,328)
Net transfers (to) from the Company and/or Subaccounts	1,395,307	6,059,011	(3,848,908)	2,836,559	1,575,883	(19,179)	52,294

Increase (decrease) in net assets resulting from Contract transactions	7,276,839	4,948,636	(12,442,389)	(22,953,625)	(7,824,448)	(19,189)	86,347

Total increase (decrease) in net assets	7,819,826	4,872,682	(593,072)	(20,010,627)	5,918,203	(32,020)	209,601

NET ASSETS:
Beginning of period	350,720	2,397,224	67,900,522	200,902,943	74,950,185	235,724	808,005

End of period	$8,170,546	$7,269,906	$67,307,450	$180,892,316	$80,868,388	$203,704	$1,017,606

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	2,693	20,240	1,380	17,811	19,850	3,525	(656)
Net realized gain (loss) on investments	26,107	33,991	8,507	5,191	63,823	356	17,198
Change in net unrealized appreciation (depreciation) on investments	48,010	105,119	39,642	34,216	335,617	11,748	431,213

Net increase (decrease) in net assets resulting from operations	76,810	159,350	49,529	57,218	419,290	15,629	447,755

CONTRACT TRANSACTIONS:
Contract owners' net payments	54,023	173,944	192,694	13,223	540,282	31,618	405,871
Contract maintenance charges	(2,436)	(2,189)	(1,353)	(4,865)	(1,502)	(488)	(5,133)
Contract owners' benefits	(40,694)	(41,377)	-	(31,017)	(54,753)	(933)	(72,955)
Net transfers (to) from the Company and/or Subaccounts	(80,581)	5,230	40,544	(8,999)	(55,085)	11,660	(141,795)

Increase (decrease) in net assets resulting from Contract transactions	(69,688)	135,608	231,885	(31,658)	428,942	41,857	185,988

Total increase (decrease) in net assets	7,122	294,958	281,414	25,560	848,232	57,486	633,743

NET ASSETS:
Beginning of period	249,278	1,198,324	67,241	753,476	1,361,777	214,578	936,138

End of period	$256,400	$1,493,282	$348,655	$779,036	$2,210,009	$272,064	$1,569,881

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid- Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short- Term Investment- Grade Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	8,823	11,122	11,092	12,222	79,741	8,838	30,746
Net realized gain (loss) on investments	33	32,818	18,025	22,603	22	19,748	691
Change in net unrealized appreciation (depreciation) on investments	11,529	68,428	119,732	65,245	-	20,199	87,620

Net increase (decrease) in net assets resulting from operations	20,385	112,368	148,849	100,070	79,763	48,785	119,057

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	194,884	226,420	10,572	695,778	146,150	190,930
Contract maintenance charges	(1,305)	(1,722)	(2,407)	(4,577)	(3,912)	(916)	(3,239)
Contract owners' benefits	(1,456)	(51,303)	(21,493)	(1,464)	(152,123)	(30,499)	(15,191)
Net transfers (to) from the Company and/or Subaccounts	14,388	(12,082)	6,176	(1,172)	(839,101)	20,200	460,267

Increase (decrease) in net assets resulting from Contract transactions	11,627	129,777	208,696	3,359	(299,358)	134,935	632,767

Total increase (decrease) in net assets	32,012	242,145	357,545	103,429	(219,595)	183,720	751,824

NET ASSETS:
Beginning of period	172,533	700,897	834,101	660,053	1,869,930	330,955	1,578,995

End of period	$204,545	$943,042	$1,191,646	$763,482	$1,650,335	$514,675	$2,330,819

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	47,221	32,017	17,610	90,895
Net realized gain (loss) on investments	(7,101)	18,181	120,049	(2,123)
Change in net unrealized appreciation (depreciation) on investments	73,776	131,865	381,516	100,789

Net increase (decrease) in net assets resulting from operations	113,896	182,063	519,175	189,561

CONTRACT TRANSACTIONS:
Contract owners' net payments	996,403	126,160	495,127	200,159
Contract maintenance charges	(4,235)	(5,244)	(9,284)	(46,771)
Contract owners' benefits	(59,438)	(82,057)	(48,219)	(94,139)
Net transfers (to) from the Company and/or Subaccounts	(95,799)	60,585	6,297	340,624

Increase (decrease) in net assets resulting from Contract transactions	836,931	99,444	443,921	399,873

Total increase (decrease) in net assets	950,827	281,507	963,096	589,434

NET ASSETS:
Beginning of period	1,700,553	1,150,771	1,873,142	3,470,890

End of period	$2,651,380	$1,432,278	$2,836,238	$4,060,324

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The Protective Variable Annuity Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company (“PLICO” or the “Company”) on March 14, 1994, and exists in accordance with the regulations of the Nebraska Department of Insurance. PLICO is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts

The following is a list of the variable annuity products funded by the Separate Account:

Dimensions II	Protective Investors Benefit Advisory
Dimensions III	Protective Investors Series
Dimensions IV	Protective Investors Series ADV
Dimensions V	Protective Rewards
Elements Access	Protective Rewards II
Elements Classic	Protective Rewards Elite
Elements Plus	Protective Values
Mileage Credit	Protective Values Access
Protective Access	Protective Values Advantage
Protective Access XL	Protective Variable Annuity

Protective Advantage	Protective Variable Annuity (2012) B, C, L Series
Protective Aspirations	Protective Variable Annuity II
Protective Dimensions	Protective Variable Annuity II B Series

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 239 Subaccounts, as follows:

AB VPS Balanced Hedged Allocation Portfolio, Class B (a)

AB VPS Discovery Value Portfolio, Class B

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Relative Value Portfolio, Class B

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS American High-Income Trust, Class 2 (a)

American Funds IS American High-Income Trust, Class 4

American Funds IS Asset Allocation Fund, Class 2

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital Income Builder, Class 2

American Funds IS Capital Income Builder, Class 4

American Funds IS Capital World Bond Fund, Class 2

American Funds IS Capital World Bond Fund, Class 4 (a)

American Funds IS Capital World Growth and Income Fund, Class 2

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Global Balanced Fund, Class 4 (a)

American Funds IS Global Growth Fund, Class 2

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 2

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 2

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 2

American Funds IS International Fund, Class 4

American Funds IS International Growth and Income Fund, Class 2

American Funds IS International Growth and Income Fund, Class 4 (a)

American Funds IS New World Fund, Class 2

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 2

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 2

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 2

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Advantage SMID Cap V.I. Fund, Class III (a)

BlackRock Global Allocation V.I. Fund, Class III

BlackRock International V.I. Fund, Class I

Calvert VP SRI Balanced Portfolio

ClearBridge Variable Dividend Strategy Portfolio, Class II

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Emerging Markets Bond Fund, Class 2

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Select Mid Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2 (a)

Columbia VP Strategic Income Fund, Class 2

Dimensional VA Equity Allocation Portfolio, Institutional

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA US Large Value Portfolio

Dimensional VA US Targeted Value Portfolio

Fidelity VIP Asset Manager Growth Portfolio, Service Class 2

Fidelity VIP Asset Manager Portfolio, Service Class 2

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Bond Index Portfolio

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 (a)

Fidelity VIP Emerging Markets Portfolio, Service Class 2 (a)

Fidelity VIP Energy Portfolio, Service Class 2

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2

Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP FundsManager 60% Portfolio, Service Class 2

Fidelity VIP FundsManager 85% Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2 (a)

Fidelity VIP Growth Opportunities Portfolio, Service Class 2 (a)

Fidelity VIP Growth Portfolio, Service Class 2

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP High Income Portfolio, Service Class 2 (a)

Fidelity VIP Index 500 Portfolio, Service Class 2

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2 (a)

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Fidelity VIP Strategic Income Portfolio, Service Class 2 (a)

Fidelity VIP Target Volatility Portfolio, Service Class 2

Fidelity VIP Technology Portfolio, Initial Class

Fidelity VIP Total Market Index Portfolio

Fidelity VIP Utilities Portfolio, Initial Class

Fidelity VIP Value Strategies Portfolio, Service Class 2

Franklin DynaTech VIP Fund

Franklin Income VIP Fund, Class 2

Franklin Mutual Global Discovery VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Service Shares

Goldman Sachs VIT International Equity Insights Fund, Institutional Shares

Goldman Sachs VIT International Equity Insights Fund, Service Shares

Goldman Sachs VIT Large Cap Value Fund, Institutional Shares

Goldman Sachs VIT Large Cap Value Fund, Service Shares

Goldman Sachs VIT Mid Cap Growth Fund, Service Shares

Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares

Goldman Sachs VIT Mid Cap Value Fund, Service Shares

Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares

Goldman Sachs VIT Strategic Growth Fund, Institutional Shares

Goldman Sachs VIT Strategic Growth Fund, Service Shares

Goldman Sachs VIT Trend Driven Allocation, Service Shares

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares

Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares

Guggenheim Floating Rate Strategies, Series F

Guggenheim Global Managed Futures Strategy Fund

Guggenheim Long Short Equity Fund (a)

Guggenheim Multi-Hedge Strategies Fund

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. American Franchise Fund, Series II

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced-Risk Allocation Fund Class, Series II

Invesco V.I. Capital Appreciation Fund, Series I

Invesco V.I. Capital Appreciation Fund, Series II

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Conservative Balanced Fund, Series II (a)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Equity and Income Fund, Series II (a)

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Global Strategic Income Fund

Invesco V.I. Global Strategic Income Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Fund, Series I

Invesco V.I. Main Street Fund, Series II (a)

Invesco V.I. Main Street Mid Cap Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. Nasdaq 100 Buffer Fund, December Series II (a)

Invesco V.I. Small Cap Equity Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson Forty Fund, Class S

Janus Henderson Global Sustainable Equity Fund (a)

Janus Henderson Overseas Fund, Class S

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Enterprise Portfolio, Service Shares (a)

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Lord Abbett Series Fund Bond Debenture Portfolio

Lord Abbett Series Fund Fundamental Equity Portfolio

Lord Abbett Series Fund Growth and Income Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Lord Abbett Series Fund Inc. Dividend Growth Portfolio

Lord Abbett Series Fund Mid Cap Stock Portfolio

Lord Abbett Series Fund Short Duration Income Portfolio

LVIP American Century Balanced Fund, Standard Class II (a)

LVIP American Century Disciplined Core Value Fund, Standard Class II (a)

LVIP American Century International Fund, Standard Class II (a)

LVIP American Century Ultra Fund, Standard Class II (a)

MFS Blended Research Small Cap Equity Portfolio, Service Class (a)

MFS Core Equity Portfolio, Service Class (a)

MFS Emerging Markets Equity Portfolio, Service Class

MFS Global Real Estate Portfolio, Service Class (a)

MFS Growth Series, Initial Class

MFS Growth Series, Service Class

MFS International Growth Portfolio, Service Class (a)

MFS International Intrinsic Value Portfolio, Service Class

MFS Investors Trust Series, Initial Class

MFS Investors Trust Series, Service Class

MFS Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS Massachusetts Investors Growth Stock Portfolio, Service Class

MFS Mid Cap Growth Series, Service Class (a)

MFS Mid Cap Value Portfolio, Service Class (a)

MFS New Discovery Series, Initial Class

MFS New Discovery Series, Service Class

MFS Research International Portfolio, Service Class (a)

MFS Research Series, Initial Class

MFS Research Series, Service Class

MFS Total Return Bond Series, Service Class

MFS Total Return Series, Initial Class

MFS Total Return Series, Service Class

MFS Utilities Series, Initial Class

MFS Utilities Series, Service Class

MFS Value Series, Service Class

Morgan Stanley VIF Core Plus Fixed Income Portfolio (a)

Morgan Stanley VIF Global Real Estate Portfolio, Class II (a)

Morgan Stanley VIF Global Strategist Portfolio

Morgan Stanley VIF Growth Portfolio (a)

PIMCO All Asset Portfolio

PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class

PIMCO Global Diversified Allocation Portfolio

PIMCO High Yield Portfolio, Advisor Class

PIMCO Income Portfolio

PIMCO Long-Term U.S. Government Portfolio, Advisor Class

PIMCO Low Duration Portfolio, Advisor Class

PIMCO Real Return Portfolio, Advisor Class

PIMCO Short-Term Portfolio, Advisor Class

PIMCO Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Protective Life Dynamic Allocation Series Growth Portfolio

Protective Life Dynamic Allocation Series Moderate Portfolio

Royce Capital Fund Micro Cap Portfolio, Service Class

Royce Capital Fund Small Cap Portfolio, Service Class

Rydex Commodities Strategy

Rydex Inverse Government Long Bond Strategy

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

T. Rowe Price Mid-Cap Growth Portfolio, Class II (a)

T. Rowe Price Moderate Allocation Portfolio

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

VanEck VIP Global Resources Fund, Class I

Vanguard VIF Balanced Portfolio

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Conservative Allocation Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Equity Income Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Growth Portfolio

Vanguard VIF High Yield Bond Portfolio

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Moderate Allocation Portfolio

Vanguard VIF Money Market Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Short-Term Investment-Grade Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total International Stock Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

Western Asset Core Plus VIT Portfolio, Class II

(a) See Subaccount Changes tables below

Subaccount Change: Merged Subaccount
During 2024 the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	April 26, 2024

Subaccount Changes: Subaccount Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century VP Balanced, Class I	LVIP American Century Balanced Fund, Standard Class II	April 26, 2024
American Century VP Disciplined Core Value, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024
American Century VP International, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024
American Century VP Ultra, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

Subaccount Changes: Closed Subaccounts

During 2024 and 2023, the following Subaccounts were closed:

Subaccount Name	Date of Closure
Guggenheim Long Short Equity Fund	August 15, 2024
Morgan Stanley VIF Core Plus Fixed Income Portfolio	July 26, 2023
Morgan Stanley VIF Global Real Estate Portfolio, Class II	December 5, 2024

Subaccount Changes: Opened Subaccounts

During 2024 and 2023, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
AB VPS Balanced Hedged Allocation Portfolio, Class B	August 20, 2024
American Funds IS American High-Income Trust, Class 4	March 15, 2023
American Funds IS Capital World Bond Fund, Class 4	March 16, 2023

American Funds IS Global Balanced Fund, Class 4	May 6, 2024
American Funds IS International Growth and Income Fund, Class 4	January 23, 2023
BlackRock Advantage SMID Cap V.I. Fund, Class III	November 22, 2023
Columbia VP Seligman Global Technology Fund, Class 2	October 20, 2023
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	January 4, 2024
Fidelity VIP Emerging Markets Portfolio, Service Class 2	January 4, 2024
Fidelity VIP Growth & Income Portfolio, Service Class 2	May 10, 2023
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	June 21, 2024
Fidelity VIP High Income Portfolio, Service Class 2	August 10, 2023
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	June 22, 2023
Fidelity VIP Strategic Income Portfolio, Service Class 2	September 15, 2023
Invesco V.I. Main Street Mid Cap Fund, Series II	October 20, 2023
Invesco V.I. Nasdaq 100 Buffer Fund, December Series II	October 4, 2024
Janus Henderson Global Sustainable Equity Fund	June 26, 2023
Janus Henderson VIT Enterprise Portfolio, Service Shares	January 5, 2024
LVIP American Century Disciplined Core Value Fund, Standard Class II	March 27, 2024
LVIP American Century International Fund, Standard Class II	October 30, 2023
LVIP American Century Ultra Fund, Standard Class II	May 15, 2023
MFS Blended Research Small Cap Equity Portfolio, Service Class	January 16, 2024
MFS Core Equity Portfolio, Service Class	October 20, 2023
MFS Global Real Estate Portfolio, Service Class	October 30, 2023
MFS International Growth Portfolio, Service Class	June 8, 2023
MFS Mid Cap Growth Series, Service Class	December 7, 2023
MFS Mid Cap Value Portfolio, Service Class	December 7, 2023
MFS Research International Portfolio, Service Class	January 3, 2024
Morgan Stanley VIF Growth Portfolio	January 4, 2024
T. Rowe Price Mid-Cap Growth Portfolio, Class II	September 25, 2023

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to Annuity 2012 IAM ANB Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) or a weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
AB VPS Balanced Hedged Allocation Portfolio, Class B	$59,484	$366
AB VPS Discovery Value Portfolio, Class B	124,096	214,056
AB VPS Large Cap Growth Portfolio, Class B	34,259,469	3,211,687
AB VPS Relative Value Portfolio, Class B	867,106	381,958
AB VPS Small Cap Growth Portfolio, Class B	250,313	61,944
American Funds IS American High-Income Trust, Class 2	127,588	15,344
American Funds IS American High-Income Trust, Class 4	4,006,844	127,679
American Funds IS Asset Allocation Fund, Class 2	7,727,231	14,933,875
American Funds IS Asset Allocation Fund, Class 4	68,535,260	8,765,742
American Funds IS Capital Income Builder, Class 2	468,378	899,900
American Funds IS Capital Income Builder, Class 4	18,114,332	2,500,516
American Funds IS Capital World Bond Fund, Class 2	52,185	34,257
American Funds IS Capital World Bond Fund, Class 4	2,645,179	418,365
American Funds IS Capital World Growth and Income Fund, Class 2	296,912	1,116,747
American Funds IS Capital World Growth and Income Fund, Class 4	6,476,702	1,502,708
American Funds IS Global Balanced Fund, Class 4	4,506,355	168,331
American Funds IS Global Growth Fund, Class 2	5,742,836	17,839,379
American Funds IS Global Growth Fund, Class 4	78,660,822	4,692,331
American Funds IS Global Small Capitalization Fund, Class 2	728,872	1,001,054
American Funds IS Global Small Capitalization Fund, Class 4	1,747,112	211,032
American Funds IS Growth Fund, Class 2	2,795,400	12,399,330
American Funds IS Growth Fund, Class 4	81,532,535	15,120,239
American Funds IS Growth-Income Fund, Class 2	1,228,836	2,224,721
American Funds IS Growth-Income Fund, Class 4	54,907,137	4,890,841
American Funds IS International Fund, Class 2	460,055	1,268,072
American Funds IS International Fund, Class 4	14,869,298	223,569
American Funds IS International Growth and Income Fund, Class 2	79,054	79,920
American Funds IS International Growth and Income Fund, Class 4	1,166,812	212,662
American Funds IS New World Fund, Class 2	956,324	1,307,029
American Funds IS New World Fund, Class 4	920,842	43,127
American Funds IS The Bond Fund of America, Class 2	4,817,320	1,810,601
American Funds IS The Bond Fund of America, Class 4	71,188,836	2,911,875
American Funds IS U.S. Government Securities Fund, Class 2	526,622	218,636
American Funds IS U.S. Government Securities Fund, Class 4	11,594,689	1,231,211
American Funds IS Washington Mutual Investors Fund, Class 2	2,215,141	6,036,087
American Funds IS Washington Mutual Investors Fund, Class 4	29,897,099	1,315,066
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	13,124,028	1,383,461
BlackRock Advantage SMID Cap V.I. Fund, Class III	2,105,205	57,102
BlackRock Global Allocation V.I. Fund, Class III	22,198,436	1,570,146
BlackRock International V.I. Fund, Class I	1,052,883	331,707
Calvert VP SRI Balanced Portfolio	28,728	499,103
ClearBridge Variable Dividend Strategy Portfolio, Class II	196,898	70,394
ClearBridge Variable Large Cap Growth Portfolio, Class II	248,014	206,267
ClearBridge Variable Mid Cap Portfolio, Class II	9,387,809	14,729,659
ClearBridge Variable Small Cap Growth Portfolio, Class II	14,614,845	12,681,038

Subaccount	Purchases	Sales
Columbia VP Balanced Fund, Class 2	$4,673,087	$1,050,065
Columbia VP Emerging Markets Bond Fund, Class 2	893,584	161,183
Columbia VP Intermediate Bond Fund, Class 2	858,628	291,882
Columbia VP Limited Duration Credit Fund, Class 2	675,858	155,455
Columbia VP Select Mid Cap Value Fund, Class 2	229,931	219,396
Columbia VP Seligman Global Technology Fund, Class 2	6,847,338	81,714
Columbia VP Strategic Income Fund, Class 2	16,888,475	902,781
Dimensional VA Equity Allocation Portfolio, Institutional	10,627	16,346
Dimensional VA Global Bond Portfolio	589,495	101,694
Dimensional VA Global Moderate Allocation Portfolio, Institutional	2,244,832	909,798
Dimensional VA International Small Portfolio	369,443	107,872
Dimensional VA International Value Portfolio	498,505	136,437
Dimensional VA Short-Term Fixed Portfolio	530,519	276,338
Dimensional VA US Large Value Portfolio	1,463,184	462,371
Dimensional VA US Targeted Value Portfolio	563,953	244,505
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	16,090,999	809,921
Fidelity VIP Asset Manager Portfolio, Service Class 2	1,458,540	34,755
Fidelity VIP Balanced Portfolio, Service Class 2	36,753,365	4,449,033
Fidelity VIP Bond Index Portfolio	8,030,074	443,650
Fidelity VIP Contrafund Portfolio, Service Class 2	48,511,973	80,338,424
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	44,231	225
Fidelity VIP Emerging Markets Portfolio, Service Class 2	27,730	941
Fidelity VIP Energy Portfolio, Service Class 2	752,988	1,163,972
Fidelity VIP Equity-Income Portfolio, Service Class 2	474,430	989,249
Fidelity VIP Extended Market Index Portfolio, Service Class 2	476,829	11,137
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	1,015,017	68,857
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2	235,249	158,759
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	570,817	386,700
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	1,587,812	82,436
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	92,195	594,607
Fidelity VIP Growth & Income Portfolio, Service Class 2	540,226	35,203
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	51,563	34,993
Fidelity VIP Growth Portfolio, Service Class 2	2,824,892	573,334
Fidelity VIP Health Care Portfolio, Service Class 2	898,786	356,482
Fidelity VIP High Income Portfolio, Service Class 2	205,655	3,409
Fidelity VIP Index 500 Portfolio, Service Class 2	55,794,527	134,456,815
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	102,064	4,207
Fidelity VIP International Index Portfolio, Service Class 2	1,386,659	155,079
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	50,230,129	28,964,305
Fidelity VIP Mid Cap Portfolio, Service Class 2	32,548,741	50,915,536
Fidelity VIP Strategic Income Portfolio, Service Class 2	347,522	3,339
Fidelity VIP Target Volatility Portfolio, Service Class 2	195,549	196,523
Fidelity VIP Technology Portfolio, Initial Class	14,304,140	385,604
Fidelity VIP Total Market Index Portfolio	1,933,716	140,742
Fidelity VIP Utilities Portfolio, Initial Class	81,354	60,878
Fidelity VIP Value Strategies Portfolio, Service Class 2	835,258	62,341
Franklin DynaTech VIP Fund	4,971,447	13,012,970
Franklin Income VIP Fund, Class 2	39,921,118	24,036,194
Franklin Mutual Global Discovery VIP Fund, Class 2	422,046	516,819

Subaccount	Purchases	Sales
Franklin Mutual Shares VIP Fund, Class 2	$18,736,430	$87,652,420
Franklin Rising Dividends VIP Fund, Class 2	71,129,484	50,850,329
Franklin Small Cap Value VIP Fund, Class 2	14,859,725	8,403,726
Franklin Small-Mid Cap Growth VIP Fund, Class 2	2,766,342	7,428,549
Franklin Strategic Income VIP Fund, Class 2	1,122,506	1,223,020
Franklin U.S. Government Securities VIP Fund, Class 2	25,274,568	38,532,291
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	4,711,386	3,965,772
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	1,742,315	3,311,514
Goldman Sachs VIT International Equity Insights Fund, Service Shares	3,571,612	8,287,165
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	4,905,345	6,466,925
Goldman Sachs VIT Large Cap Value Fund, Service Shares	10,367,941	19,518,082
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	7,899,817	11,348,380
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	573,095	899,521
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	8,615,767	19,941,663
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	2,279,540	3,354,167
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	1,087,221	2,711,253
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	3,114,215	6,227,750
Goldman Sachs VIT Strategic Growth Fund, Service Shares	33,056,520	43,283,247
Goldman Sachs VIT Trend Driven Allocation, Service Shares	839,310	1,878,381
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	4,021,855	4,181,892
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	101,317	229,314
Guggenheim Floating Rate Strategies, Series F	405,223	649,601
Guggenheim Global Managed Futures Strategy Fund	23,452	237,026
Guggenheim Long Short Equity Fund	585	179,367
Guggenheim Multi-Hedge Strategies Fund	52,770	220,664
Invesco V.I. American Franchise Fund, Series I	18,033	1,044,694
Invesco V.I. American Franchise Fund, Series II	5,151	553,986
Invesco V.I. American Value Fund, Series II	2,940,977	22,160,111
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	5,627,142	9,755,741
Invesco V.I. Capital Appreciation Fund, Series I	41,172	1,525,332
Invesco V.I. Capital Appreciation Fund, Series II	853,243	17,097,996
Invesco V.I. Comstock Fund, Series I	2,074,354	4,259,051
Invesco V.I. Comstock Fund, Series II	15,977,868	27,415,724
Invesco V.I. Conservative Balanced Fund, Series II	11,242,069	47,281,147
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	41,181	643,352
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	1,213,161	7,450,355
Invesco V.I. Equity and Income Fund, Series II	89,051,830	34,436,829
Invesco V.I. EQV International Equity Fund, Series II	5,100,657	27,971,106
Invesco V.I. Global Fund, Series I	494,456	2,132,235
Invesco V.I. Global Fund, Series II	15,167,643	58,661,219
Invesco V.I. Global Real Estate Fund, Series II	4,155,762	7,807,624
Invesco V.I. Global Strategic Income Fund	372,155	1,154,397
Invesco V.I. Global Strategic Income Fund, Series II	11,686,707	25,825,274
Invesco V.I. Government Securities Fund, Series II	10,943,291	14,487,167
Invesco V.I. Growth and Income Fund, Series I	2,093,539	4,083,951
Invesco V.I. Growth and Income Fund, Series II	33,829,910	94,598,330
Invesco V.I. Main Street Fund, Series I	697,800	1,782,819
Invesco V.I. Main Street Fund, Series II	10,272,293	23,715,344
Invesco V.I. Main Street Mid Cap Fund, Series II	1,396,264	160,440

Subaccount	Purchases	Sales
Invesco V.I. Main Street Small Cap Fund, Series II	$11,830,996	$462,988
Invesco V.I. Nasdaq 100 Buffer Fund, December Series II	14,690	14,760
Invesco V.I. Small Cap Equity Fund, Series II	1,886,813	3,294,189
Invesco V.I. U.S. Government Money Portfolio, Series I	114,904,349	102,166,732
Janus Henderson Forty Fund, Class S	3,772,117	348,155
Janus Henderson Global Sustainable Equity Fund	825	2,824
Janus Henderson Overseas Fund, Class S	1,665,394	150,812
Janus Henderson VIT Balanced Portfolio, Service Shares	12,868,401	1,153,029
Janus Henderson VIT Enterprise Portfolio, Service Shares	558,177	38,980
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	3,565,645	350,903
Lord Abbett Series Fund Bond Debenture Portfolio	71,121,685	58,367,372
Lord Abbett Series Fund Fundamental Equity Portfolio	8,657,789	33,679,024
Lord Abbett Series Fund Growth and Income Portfolio	5,984,579	12,433,274
Lord Abbett Series Fund Growth Opportunities Portfolio	10,583,228	21,067,715
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	8,636,181	25,010,690
Lord Abbett Series Fund Mid Cap Stock Portfolio	5,269,804	9,130,606
Lord Abbett Series Fund Short Duration Income Portfolio	5,281,143	811,587
LVIP American Century Balanced Fund, Standard Class II	594,896	37,870
LVIP American Century Disciplined Core Value Fund, Standard Class II	12,746	147
LVIP American Century International Fund, Standard Class II	142,504	4,273
LVIP American Century Ultra Fund, Standard Class II	39,929	104,230
MFS Blended Research Small Cap Equity Portfolio, Service Class	57,399	1,524
MFS Core Equity Portfolio, Service Class	2,915,194	364,419
MFS Emerging Markets Equity Portfolio, Service Class	28,948	47,355
MFS Global Real Estate Portfolio, Service Class	182,864	4,352
MFS Growth Series, Initial Class	816,518	1,135,539
MFS Growth Series, Service Class	14,321,969	13,173,975
MFS International Growth Portfolio, Service Class	2,730,580	254,026
MFS International Intrinsic Value Portfolio, Service Class	3,282,423	3,816,421
MFS Investors Trust Series, Initial Class	454,710	1,163,549
MFS Investors Trust Series, Service Class	3,400,607	10,952,168
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	183,085	305,962
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	4,631,286	6,625,276
MFS Mid Cap Growth Series, Service Class	1,319,905	18,862
MFS Mid Cap Value Portfolio, Service Class	1,248,120	10,279
MFS New Discovery Series, Initial Class	16,609	157,884
MFS New Discovery Series, Service Class	1,088,419	7,915,555
MFS Research International Portfolio, Service Class	589,142	2,768
MFS Research Series, Initial Class	384,082	658,239
MFS Research Series, Service Class	275,843	624,937
MFS Total Return Bond Series, Service Class	18,417,735	37,326,467
MFS Total Return Series, Initial Class	1,364,351	2,729,210
MFS Total Return Series, Service Class	5,151,030	6,796,836
MFS Utilities Series, Initial Class	98,998	229,695
MFS Utilities Series, Service Class	1,738,748	4,290,827
MFS Value Series, Service Class	13,807,069	29,035,831
Morgan Stanley VIF Global Real Estate Portfolio, Class II	369,712	5,770,412
Morgan Stanley VIF Global Strategist Portfolio	236,749	60,303
Morgan Stanley VIF Growth Portfolio	54,166	4,875

Subaccount	Purchases	Sales
PIMCO All Asset Portfolio	$555,170	$1,800,604
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	109	317
PIMCO Global Diversified Allocation Portfolio	488,072	969,993
PIMCO High Yield Portfolio, Advisor Class	371,844	32,530
PIMCO Income Portfolio	2,834,454	887,379
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	4,673,434	5,053,635
PIMCO Low Duration Portfolio, Advisor Class	15,855,007	17,751,002
PIMCO Real Return Portfolio, Advisor Class	15,711,707	27,122,676
PIMCO Short-Term Portfolio, Advisor Class	22,347,872	12,555,545
PIMCO Total Return Portfolio, Advisor Class	58,486,321	71,316,056
Protective Life Dynamic Allocation Series Conservative Portfolio	4,024,874	9,375,717
Protective Life Dynamic Allocation Series Growth Portfolio	1,986,859	11,659,925
Protective Life Dynamic Allocation Series Moderate Portfolio	17,519,800	58,747,859
Royce Capital Fund Micro Cap Portfolio, Service Class	1,150,009	3,116,166
Royce Capital Fund Small Cap Portfolio, Service Class	7,722,827	30,320,830
Rydex Commodities Strategy	1,545	1,560
Rydex Inverse Government Long Bond Strategy	694	96
T. Rowe Price All-Cap Opportunities Portfolio	1,055,901	177,297
T. Rowe Price Blue Chip Growth Portfolio, Class II	34,702,245	3,040,240
T. Rowe Price Health Sciences Portfolio, Class II	13,570,617	752,079
T. Rowe Price Mid-Cap Growth Portfolio, Class II	4,877,021	148,131
T. Rowe Price Moderate Allocation Portfolio	14,167,113	469,636
Templeton Developing Markets VIP Fund, Class 2	4,935,211	4,049,556
Templeton Foreign VIP Fund, Class 2	4,483,662	18,625,746
Templeton Global Bond VIP Fund, Class 2	12,292,054	23,640,991
Templeton Growth VIP Fund, Class 2	1,874,768	16,300,392
VanEck VIP Global Resources Fund, Class I	13,665	220,575
Vanguard VIF Balanced Portfolio	564,239	944,144
Vanguard VIF Capital Growth Portfolio	19,201	46,263
Vanguard VIF Conservative Allocation Portfolio	81,720	9,470
Vanguard VIF Diversified Value Portfolio	49,861	12,113
Vanguard VIF Equity Income Portfolio	286,985	59,552
Vanguard VIF Equity Index Portfolio	612,581	455,873
Vanguard VIF Global Bond Index Portfolio	28,417	24,804
Vanguard VIF Growth Portfolio	855,155	560,616
Vanguard VIF High Yield Bond Portfolio	19,494	26,335
Vanguard VIF International Portfolio	398,528	182,441
Vanguard VIF Mid-Cap Index Portfolio	398,499	177,377
Vanguard VIF Moderate Allocation Portfolio	39,407	156,595
Vanguard VIF Money Market Portfolio	171,402	250,039
Vanguard VIF Real Estate Index Portfolio	210,612	82,744
Vanguard VIF Short-Term Investment-Grade Portfolio	1,163,590	1,036,890
Vanguard VIF Total Bond Market Index Portfolio	1,253,295	361,566
Vanguard VIF Total International Stock Market Index Portfolio	588,401	109,801
Vanguard VIF Total Stock Market Index Portfolio	1,472,219	516,564
Western Asset Core Plus VIT Portfolio, Class II	1,352,400	431,262

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Hedged Allocation Portfolio, Class B	5,530	17	5,513	-	-	-
AB VPS Discovery Value Portfolio, Class B	5,839	19,010	(13,171)	110,555	65,223	45,332
AB VPS Large Cap Growth Portfolio, Class B	2,268,171	236,327	2,031,844	1,646,912	109,202	1,537,710
AB VPS Relative Value Portfolio, Class B	56,837	26,953	29,884	190,261	78,158	112,103
AB VPS Small Cap Growth Portfolio, Class B	24,884	6,280	18,604	17,851	4,117	13,734
American Funds IS American High-Income Trust, Class 2	6,820	894	5,926	20,847	8,283	12,564
American Funds IS American High-Income Trust, Class 4	328,499	9,126	319,373	152,358	9,993	142,365
American Funds IS Asset Allocation Fund, Class 2	73,646	536,307	(462,661)	579,172	578,023	1,149
American Funds IS Asset Allocation Fund, Class 4	5,304,221	504,062	4,800,159	2,934,050	760,168	2,173,882
American Funds IS Capital Income Builder, Class 2	15,462	61,927	(46,465)	31,961	49,640	(17,679)
American Funds IS Capital Income Builder, Class 4	1,565,221	179,807	1,385,414	856,332	123,158	733,174
American Funds IS Capital World Bond Fund, Class 2	5,249	3,800	1,449	8,090	11,442	(3,352)
American Funds IS Capital World Bond Fund, Class 4	258,795	40,166	218,629	163,988	12,066	151,922
American Funds IS Capital World Growth and Income Fund, Class 2	10,295	65,763	(55,468)	22,500	59,686	(37,186)
American Funds IS Capital World Growth and Income Fund, Class 4	511,376	90,883	420,493	277,726	63,452	214,274
American Funds IS Global Balanced Fund, Class 4	425,131	15,161	409,970	-	-	-
American Funds IS Global Growth Fund, Class 2	75,298	812,337	(737,039)	170,597	891,915	(721,318)
American Funds IS Global Growth Fund, Class 4	6,023,615	227,187	5,796,428	2,909,792	205,429	2,704,363
American Funds IS Global Small Capitalization Fund, Class 2	30,989	73,857	(42,868)	43,857	41,682	2,175
American Funds IS Global Small Capitalization Fund, Class 4	153,231	16,177	137,054	139,327	9,507	129,820
American Funds IS Growth Fund, Class 2	33,523	466,443	(432,920)	232,121	328,746	(96,625)
American Funds IS Growth Fund, Class 4	5,591,222	580,056	5,011,166	3,078,559	629,486	2,449,073
American Funds IS Growth-Income Fund, Class 2	1,523	112,677	(111,154)	109,959	143,348	(33,389)
American Funds IS Growth-Income Fund, Class 4	3,817,911	223,551	3,594,360	1,806,157	281,858	1,524,299
American Funds IS International Fund, Class 2	29,281	95,251	(65,970)	22,289	102,618	(80,329)
American Funds IS International Fund, Class 4	1,314,088	10,969	1,303,119	619,607	17,018	602,589
American Funds IS International Growth and Income Fund, Class 2	5,134	7,232	(2,098)	18,365	18,464	(99)
American Funds IS International Growth and Income Fund, Class 4	100,858	18,008	82,850	79,884	1,776	78,108
American Funds IS New World Fund, Class 2	57,759	88,692	(30,933)	29,824	69,167	(39,343)
American Funds IS New World Fund, Class 4	79,465	2,668	76,797	42,419	2,756	39,663
American Funds IS The Bond Fund of America, Class 2	310,635	149,559	161,076	789,924	122,263	667,661
American Funds IS The Bond Fund of America, Class 4	6,747,686	244,456	6,503,230	3,054,363	193,117	2,861,246
American Funds IS U.S. Government Securities Fund, Class 2	37,810	19,402	18,408	61,918	21,451	40,467
American Funds IS U.S. Government Securities Fund, Class 4	1,123,121	118,496	1,004,625	555,259	221,967	333,292
American Funds IS Washington Mutual Investors Fund, Class 2	61,787	282,623	(220,836)	166,484	260,227	(93,743)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Washington Mutual Investors Fund, Class 4	2,312,487	67,321	2,245,166	1,242,712	55,250	1,187,462
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	971,615	108,320	863,295	912,479	90,275	822,204
BlackRock Advantage SMID Cap V.I. Fund, Class III	171,547	3,864	167,683	15,039	-	15,039
BlackRock Global Allocation V.I. Fund, Class III	1,614,003	127,685	1,486,318	1,426,731	99,692	1,327,039
BlackRock International V.I. Fund, Class I	103,465	35,458	68,007	99,047	10,290	88,757
Calvert VP SRI Balanced Portfolio	5	14,324	(14,319)	9	1,361	(1,352)
ClearBridge Variable Dividend Strategy Portfolio, Class II	11,049	5,285	5,764	35,183	22,600	12,583
ClearBridge Variable Large Cap Growth Portfolio, Class II	15,322	14,041	1,281	57,302	5,807	51,495
ClearBridge Variable Mid Cap Portfolio, Class II	327,850	517,505	(189,655)	2,655,805	1,888,208	767,597
ClearBridge Variable Small Cap Growth Portfolio, Class II	463,099	401,344	61,755	925,331	771,959	153,372
Columbia VP Balanced Fund, Class 2	384,376	80,201	304,175	434,457	54,363	380,094
Columbia VP Emerging Markets Bond Fund, Class 2	77,660	15,557	62,103	37,025	504	36,521
Columbia VP Intermediate Bond Fund, Class 2	84,800	31,106	53,694	159,995	29,667	130,328
Columbia VP Limited Duration Credit Fund, Class 2	61,554	14,279	47,275	60,076	17,758	42,318
Columbia VP Select Mid Cap Value Fund, Class 2	20,040	17,619	2,421	78,779	21,343	57,436
Columbia VP Seligman Global Technology Fund, Class 2	532,385	2,040	530,345	23,057	9	23,048
Columbia VP Strategic Income Fund, Class 2	1,508,581	73,242	1,435,339	924,315	66,259	858,056
Dimensional VA Equity Allocation Portfolio, Institutional	-	928	(928)	18,151	5,913	12,238
Dimensional VA Global Bond Portfolio	50,289	9,686	40,603	68,758	12,096	56,662
Dimensional VA Global Moderate Allocation Portfolio, Institutional	148,939	62,355	86,584	46,328	46,856	(528)
Dimensional VA International Small Portfolio	20,307	7,284	13,023	27,354	3,825	23,529
Dimensional VA International Value Portfolio	22,429	7,430	14,999	24,571	8,124	16,447
Dimensional VA Short-Term Fixed Portfolio	39,124	25,728	13,396	135,922	9,413	126,509
Dimensional VA US Large Value Portfolio	49,936	24,256	25,680	63,249	9,115	54,134
Dimensional VA US Targeted Value Portfolio	15,855	9,651	6,204	29,088	6,319	22,769
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	1,335,223	59,626	1,275,597	773,293	1,696	771,597
Fidelity VIP Asset Manager Portfolio, Service Class 2	127,745	2,159	125,586	53,289	4,072	49,217
Fidelity VIP Balanced Portfolio, Service Class 2	2,793,055	343,792	2,449,263	2,131,046	206,896	1,924,150
Fidelity VIP Bond Index Portfolio	767,331	39,000	728,331	349,060	10,213	338,847
Fidelity VIP Contrafund Portfolio, Service Class 2	694,952	1,676,735	(981,783)	5,158,906	2,717,939	2,440,967
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	3,278	8	3,270	-	-	-
Fidelity VIP Emerging Markets Portfolio, Service Class 2	2,673	51	2,622	-	-	-
Fidelity VIP Energy Portfolio, Service Class 2	42,543	67,672	(25,129)	53,778	51,166	2,612
Fidelity VIP Equity-Income Portfolio, Service Class 2	2,444	26,104	(23,660)	4,021	17,499	(13,478)
Fidelity VIP Extended Market Index Portfolio, Service Class 2	44,242	749	43,493	16,884	3,344	13,540
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2	43,984	2,880	41,104	808	20,433	(19,625)
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2	4,963	6,168	(1,205)	262	7,274	(7,012)
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	50,659	36,841	13,818	26,375	7,202	19,173
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	133,936	6,055	127,881	99,409	2,732	96,677

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	7,852	49,694	(41,842)	14,464	320	14,144
Fidelity VIP Growth & Income Portfolio, Service Class 2	39,282	2,472	36,810	3,095	14	3,081
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	3,831	2,511	1,320	-	-	-
Fidelity VIP Growth Portfolio, Service Class 2	19,830	6,826	13,004	3,040	10,050	(7,010)
Fidelity VIP Health Care Portfolio, Service Class 2	85,737	32,131	53,606	145,162	66,326	78,836
Fidelity VIP High Income Portfolio, Service Class 2	17,073	215	16,858	2,945	15	2,930
Fidelity VIP Index 500 Portfolio, Service Class 2	2,754,366	2,954,650	(200,284)	18,783,914	9,987,702	8,796,212
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	8,401	62	8,339	44,026	3	44,023
Fidelity VIP International Index Portfolio, Service Class 2	117,981	12,690	105,291	128,057	2,873	125,184
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	3,675,851	2,121,031	1,554,820	2,151,521	2,196,063	(44,542)
Fidelity VIP Mid Cap Portfolio, Service Class 2	200,744	1,440,216	(1,239,472)	11,768,721	9,482,909	2,285,812
Fidelity VIP Strategic Income Portfolio, Service Class 2	30,922	146	30,776	3,103	20	3,083
Fidelity VIP Target Volatility Portfolio, Service Class 2	17,175	17,417	(242)	38,980	11,589	27,391
Fidelity VIP Technology Portfolio, Initial Class	830,955	19,194	811,761	483,923	3,078	480,845
Fidelity VIP Total Market Index Portfolio	140,635	8,942	131,693	99,601	1,597	98,004
Fidelity VIP Utilities Portfolio, Initial Class	4,987	4,608	379	19,903	3,036	16,867
Fidelity VIP Value Strategies Portfolio, Service Class 2	49,772	4,272	45,500	37,918	3,381	34,537
Franklin DynaTech VIP Fund	224,406	360,372	(135,966)	1,069,993	472,597	597,396
Franklin Income VIP Fund, Class 2	2,535,915	1,045,854	1,490,061	5,424,410	3,757,475	1,666,935
Franklin Mutual Global Discovery VIP Fund, Class 2	8,241	32,188	(23,947)	19,278	48,444	(29,166)
Franklin Mutual Shares VIP Fund, Class 2	64,918	3,534,808	(3,469,890)	19,723,935	17,444,035	2,279,900
Franklin Rising Dividends VIP Fund, Class 2	3,652,933	1,255,375	2,397,558	5,677,271	4,676,563	1,000,708
Franklin Small Cap Value VIP Fund, Class 2	1,045,489	242,834	802,655	1,535,137	946,250	588,887
Franklin Small-Mid Cap Growth VIP Fund, Class 2	110,023	220,719	(110,696)	859,950	591,613	268,337
Franklin Strategic Income VIP Fund, Class 2	79,668	108,482	(28,814)	30,519	89,045	(58,526)
Franklin U.S. Government Securities VIP Fund, Class 2	1,459,519	3,393,228	(1,933,709)	633,153	3,834,060	(3,200,907)
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	372,146	367,430	4,716	248,997	348,089	(99,092)
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	26,987	143,264	(116,277)	13,918	138,141	(124,223)
Goldman Sachs VIT International Equity Insights Fund, Service Shares	113,253	527,669	(414,416)	668,366	783,227	(114,861)
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	13,207	130,846	(117,639)	13,660	101,086	(87,426)
Goldman Sachs VIT Large Cap Value Fund, Service Shares	14,525	664,469	(649,944)	361,579	703,295	(341,716)
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	122,243	275,254	(153,011)	614,261	387,766	226,495
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	3,926	16,822	(12,896)	5,425	15,703	(10,278)
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	161,134	632,127	(470,993)	5,887,178	4,985,524	901,654
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	7,953	42,200	(34,247)	4,383	33,359	(28,976)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	11,128	70,015	(58,887)	39,794	59,727	(19,933)
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	7,962	76,488	(68,526)	14,590	75,401	(60,811)
Goldman Sachs VIT Strategic Growth Fund, Service Shares	1,248,473	777,655	470,818	2,893,399	1,343,879	1,549,520
Goldman Sachs VIT Trend Driven Allocation, Service Shares	56,260	129,968	(73,708)	49,383	69,513	(20,130)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	3,330	43,544	(40,214)	7,386	51,689	(44,303)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	223	4,312	(4,089)	152	2,513	(2,361)
Guggenheim Floating Rate Strategies, Series F	12,911	47,105	(34,194)	71,507	118,394	(46,887)
Guggenheim Global Managed Futures Strategy Fund	693	20,486	(19,793)	15,382	28,468	(13,086)
Guggenheim Long Short Equity Fund	32	12,579	(12,547)	8,163	6,546	1,617
Guggenheim Multi-Hedge Strategies Fund	2,938	18,139	(15,201)	8,706	19,120	(10,414)
Invesco V.I. American Franchise Fund, Series I	841	39,091	(38,250)	12,074	39,741	(27,667)
Invesco V.I. American Franchise Fund, Series II	116	17,257	(17,141)	1,664	23,842	(22,178)
Invesco V.I. American Value Fund, Series II	23,907	703,962	(680,055)	1,567,989	2,086,999	(519,010)
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	174,211	567,409	(393,198)	109,847	627,758	(517,911)
Invesco V.I. Capital Appreciation Fund, Series I	573	21,197	(20,624)	4,121	20,578	(16,457)
Invesco V.I. Capital Appreciation Fund, Series II	16,933	347,030	(330,097)	852,989	262,255	590,734
Invesco V.I. Comstock Fund, Series I	3,613	71,862	(68,249)	18,851	77,997	(59,146)
Invesco V.I. Comstock Fund, Series II	158,047	569,720	(411,673)	2,001,123	2,331,899	(330,776)
Invesco V.I. Conservative Balanced Fund, Series II	936,347	4,608,524	(3,672,177)	2,434,346	197,847	2,236,499
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	797	11,923	(11,126)	1,476	6,537	(5,061)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	66,635	228,840	(162,205)	1,028,407	736,850	291,557
Invesco V.I. Equity and Income Fund, Series II	6,035,840	1,095,859	4,939,981	10,188,821	7,547,475	2,641,346
Invesco V.I. EQV International Equity Fund, Series II	245,864	1,659,669	(1,413,805)	3,395,769	2,194,832	1,200,937
Invesco V.I. Global Fund, Series I	1,415	28,742	(27,327)	1,528	17,793	(16,265)
Invesco V.I. Global Fund, Series II	56,607	1,229,170	(1,172,563)	4,107,903	2,693,620	1,414,283
Invesco V.I. Global Real Estate Fund, Series II	314,848	626,579	(311,731)	1,105,779	596,427	509,352
Invesco V.I. Global Strategic Income Fund	10,859	50,582	(39,723)	24,474	33,010	(8,536)
Invesco V.I. Global Strategic Income Fund, Series II	405,466	1,560,852	(1,155,386)	131,928	2,279,603	(2,147,675)
Invesco V.I. Government Securities Fund, Series II	836,801	1,335,065	(498,264)	582,285	1,519,432	(937,147)
Invesco V.I. Growth and Income Fund, Series I	6,021	84,913	(78,892)	11,089	87,036	(75,947)
Invesco V.I. Growth and Income Fund, Series II	102,023	2,481,481	(2,379,458)	21,953,549	19,294,289	2,659,260
Invesco V.I. Main Street Fund, Series I	735	35,266	(34,531)	813	25,249	(24,436)
Invesco V.I. Main Street Fund, Series II	14,579	672,816	(658,237)	783,121	919,446	(136,325)
Invesco V.I. Main Street Mid Cap Fund, Series II	112,555	13,049	99,506	11,990	3,913	8,077
Invesco V.I. Main Street Small Cap Fund, Series II	985,445	34,044	951,401	523,812	16,897	506,915
Invesco V.I. Nasdaq 100 Buffer Fund, December Series II	1,193	1,193	-	-	-	-
Invesco V.I. Small Cap Equity Fund, Series II	70,922	140,073	(69,151)	669,043	487,062	181,981
Invesco V.I. U.S. Government Money Portfolio, Series I	21,799,132	21,966,515	(167,383)	307,719,868	528,130,266	(220,410,398)
Janus Henderson Forty Fund, Class S	287,820	24,849	262,971	140,432	12,661	127,771
Janus Henderson Global Sustainable Equity Fund	64	242	(178)	1,106	6	1,100
Janus Henderson Overseas Fund, Class S	147,832	12,006	135,826	75,739	6,855	68,884
Janus Henderson VIT Balanced Portfolio, Service Shares	1,118,560	88,735	1,029,825	500,887	49,097	451,790
Janus Henderson VIT Enterprise Portfolio, Service Shares	45,763	3,192	42,571	-	-	-

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	255,867	23,086	232,781	111,116	12,370	98,746
Lord Abbett Series Fund Bond Debenture Portfolio	3,310,022	2,824,200	485,822	2,394,087	3,203,577	(809,490)
Lord Abbett Series Fund Fundamental Equity Portfolio	21,702	1,085,427	(1,063,725)	7,961,875	6,120,836	1,841,039
Lord Abbett Series Fund Growth and Income Portfolio	41,941	322,224	(280,283)	112,493	328,204	(215,711)
Lord Abbett Series Fund Growth Opportunities Portfolio	381,976	640,461	(258,485)	2,826,833	1,814,389	1,012,444
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	122,330	622,390	(500,060)	1,074,469	1,142,184	(67,715)
Lord Abbett Series Fund Mid Cap Stock Portfolio	18,408	254,079	(235,671)	578,283	593,275	(14,992)
Lord Abbett Series Fund Short Duration Income Portfolio	468,294	74,441	393,853	311,876	20,885	290,991
LVIP American Century Balanced Fund, Standard Class II	51,642	2,831	48,811	9,661	8,348	1,313
LVIP American Century Disciplined Core Value Fund, Standard Class II	1,070	7	1,063	-	-	-
LVIP American Century International Fund, Standard Class II	13,991	113	13,878	14,204	5	14,199
LVIP American Century Ultra Fund, Standard Class II	2,317	7,579	(5,262)	12,818	160	12,658
MFS Blended Research Small Cap Equity Portfolio, Service Class	4,795	119	4,676	-	-	-
MFS Core Equity Portfolio, Service Class	227,353	27,351	200,002	20,950	4	20,946
MFS Emerging Markets Equity Portfolio, Service Class	2,341	4,223	(1,882)	1,165	4,671	(3,506)
MFS Global Real Estate Portfolio, Service Class	16,802	109	16,693	13,122	5	13,117
MFS Growth Series, Initial Class	4,430	12,464	(8,034)	1,812	12,049	(10,237)
MFS Growth Series, Service Class	685,333	204,859	480,474	54,870	191,358	(136,488)
MFS International Growth Portfolio, Service Class	233,085	20,482	212,603	36,963	6,649	30,314
MFS International Intrinsic Value Portfolio, Service Class	189,858	154,661	35,197	35,544	141,682	(106,138)
MFS Investors Trust Series, Initial Class	1,054	21,227	(20,173)	4,430	26,310	(21,880)
MFS Investors Trust Series, Service Class	8,864	235,357	(226,493)	10,146	195,171	(185,025)
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	1,014	9,866	(8,852)	4,152	10,788	(6,636)
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	137,609	217,032	(79,423)	24,728	235,181	(210,453)
MFS Mid Cap Growth Series, Service Class	102,722	1,162	101,560	2,278	-	2,278
MFS Mid Cap Value Portfolio, Service Class	99,240	521	98,719	1,408	-	1,408
MFS New Discovery Series, Initial Class	232	1,813	(1,581)	307	2,050	(1,743)
MFS New Discovery Series, Service Class	39,924	136,859	(96,935)	26,974	128,221	(101,247)
MFS Research International Portfolio, Service Class	51,545	100	51,445	-	-	-
MFS Research Series, Initial Class	806	10,180	(9,374)	982	7,301	(6,319)
MFS Research Series, Service Class	1,235	11,522	(10,287)	2,571	11,343	(8,772)
MFS Total Return Bond Series, Service Class	571,516	2,819,916	(2,248,400)	395,459	2,835,035	(2,439,576)
MFS Total Return Series, Initial Class	9,170	64,590	(55,420)	6,413	67,386	(60,973)
MFS Total Return Series, Service Class	173,147	201,660	(28,513)	36,569	217,157	(180,588)
MFS Utilities Series, Initial Class	252	3,529	(3,277)	4,315	4,671	(356)
MFS Utilities Series, Service Class	23,628	96,264	(72,636)	32,450	69,362	(36,912)
MFS Value Series, Service Class	36,306	771,212	(734,906)	58,203	574,531	(516,328)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	-	-	-	4,506	8,853	(4,347)
Morgan Stanley VIF Global Real Estate Portfolio, Class II	22,387	422,682	(400,295)	51,616	77,741	(26,125)

	2024				2023
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Morgan Stanley VIF Global Strategist Portfolio	23,679	5,415		18,264	20,816	2,484	18,332
Morgan Stanley VIF Growth Portfolio	7,002	429		6,573	-	-	-
PIMCO All Asset Portfolio	20,446	132,765		(112,319)	729,221	532,041	197,180
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	-	34		(34)	-	41	(41)
PIMCO Global Diversified Allocation Portfolio	20,660	62,710		(42,050)	78,485	89,484	(10,999)
PIMCO High Yield Portfolio, Advisor Class	32,158	2,547		29,611	33,803	13,217	20,586
PIMCO Income Portfolio	264,965	85,256		179,709	54,024	27,531	26,493
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	354,455	413,335		(58,880)	211,047	325,680	(114,633)
PIMCO Low Duration Portfolio, Advisor Class	1,093,983	1,609,176		(515,193)	538,626	1,815,397	(1,276,771)
PIMCO Real Return Portfolio, Advisor Class	897,051	2,108,391		(1,211,340)	538,216	2,660,039	(2,121,823)
PIMCO Short-Term Portfolio, Advisor Class	1,699,527	1,073,315		626,212	1,293,834	1,084,223	209,611
PIMCO Total Return Portfolio, Advisor Class	3,285,686	5,612,020		(2,326,334)	2,331,376	6,164,925	(3,833,549)
Protective Life Dynamic Allocation Series Conservative Portfolio	251,673	761,270		(509,597)	441,940	599,381	(157,441)
Protective Life Dynamic Allocation Series Growth Portfolio	15,949	717,744		(701,795)	56,929	772,435	(715,506)
Protective Life Dynamic Allocation Series Moderate Portfolio	406,344	4,270,944		(3,864,600)	5,758,049	2,478,139	3,279,910
Royce Capital Fund Micro Cap Portfolio, Service Class	11,257	144,213		(132,956)	1,203,557	913,008	290,549
Royce Capital Fund Small Cap Portfolio, Service Class	64,698	1,251,574		(1,186,876)	5,098,514	6,396,512	(1,297,998)
Rydex Commodities Strategy	198	259		(61)	174	24	150
Rydex Inverse Government Long Bond Strategy	43	0	*	43	-	82	(82)
T. Rowe Price All-Cap Opportunities Portfolio	57,683	13,699		43,984	65,048	3,031	62,017
T. Rowe Price Blue Chip Growth Portfolio, Class II	2,028,976	227,039		1,801,937	1,765,193	177,510	1,587,683
T. Rowe Price Health Sciences Portfolio, Class II	1,103,581	61,675		1,041,906	616,091	99,767	516,324
T. Rowe Price Mid-Cap Growth Portfolio, Class II	378,577	11,184		367,393	23,146	31	23,115
T. Rowe Price Moderate Allocation Portfolio	1,138,288	31,898		1,106,390	741,634	27,819	713,815
Templeton Developing Markets VIP Fund, Class 2	418,461	360,056		58,405	1,264,891	843,564	421,327
Templeton Foreign VIP Fund, Class 2	205,368	1,259,202		(1,053,834)	829,615	1,772,890	(943,275)
Templeton Global Bond VIP Fund, Class 2	1,227,530	2,063,043		(835,513)	375,014	2,594,508	(2,219,494)
Templeton Growth VIP Fund, Class 2	48,064	843,241		(795,177)	859,287	1,384,762	(525,475)
VanEck VIP Global Resources Fund, Class I	247	6,179		(5,932)	324	833	(509)
Vanguard VIF Balanced Portfolio	32,930	63,614		(30,684)	12,439	4,984	7,455
Vanguard VIF Capital Growth Portfolio	594	2,578		(1,984)	4,826	8,773	(3,947)
Vanguard VIF Conservative Allocation Portfolio	305	419		(114)	17,659	4,017	13,642
Vanguard VIF Diversified Value Portfolio	1,137	605		532	16,181	569	15,612
Vanguard VIF Equity Income Portfolio	12,198	3,318		8,880	28,926	31,017	(2,091)
Vanguard VIF Equity Index Portfolio	26,343	24,070		2,273	42,037	10,189	31,848
Vanguard VIF Global Bond Index Portfolio	2,220	2,638		(418)	5,259	393	4,866
Vanguard VIF Growth Portfolio	54,351	34,650		19,701	43,246	23,137	20,109
Vanguard VIF High Yield Bond Portfolio	670	2,264		(1,594)	1,553	436	1,117
Vanguard VIF International Portfolio	31,685	15,786		15,899	26,634	12,815	13,819

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Vanguard VIF Mid-Cap Index Portfolio	22,940	11,218	11,722	21,305	5,491	15,814
Vanguard VIF Moderate Allocation Portfolio	452	12,035	(11,583)	963	705	258
Vanguard VIF Money Market Portfolio	8,357	22,810	(14,453)	73,307	102,545	(29,238)
Vanguard VIF Real Estate Index Portfolio	13,487	6,139	7,348	14,972	3,419	11,553
Vanguard VIF Short-Term Investment-Grade Portfolio	106,603	102,288	4,315	91,094	25,292	65,802
Vanguard VIF Total Bond Market Index Portfolio	129,182	38,680	90,502	128,289	32,307	95,982
Vanguard VIF Total International Stock Market Index Portfolio	39,997	7,994	32,003	16,017	7,502	8,515
Vanguard VIF Total Stock Market Index Portfolio	67,475	29,120	38,355	38,450	6,938	31,512
Western Asset Core Plus VIT Portfolio, Class II	108,042	42,964	65,078	108,391	63,273	45,118

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base,  death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin within the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% - 0.15% of the average daily net assets of each Subaccount

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.20% - 1.65% of the average daily net assets of each Subaccount

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.0% - 3.5% of each payment, if applicable

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $50 annually

Charge for Optional Benefits
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.1% - 2.20% of benefit base 0.15% - 0.45% of asset base 1.0% - 2.2% of floored asset base $0.25 - $18.94 per $1,000 on net amount at risk

Expense Type	Range
Sales Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Contracts. The charge is deducted upon receipt of each payment, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.0% - 5.5% of each payment received

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.0% - 8.5% of surrendered amount

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Balanced Hedged Allocation Portfolio, Class B
2024	6	$10.45	$10.45	$58	0.00%	1.20%	1.20%	(1.96)%	(1.96)%
AB VPS Discovery Value Portfolio, Class B
2024	91	12.23	11.77	1,024	0.62%	0.30%	1.30%	(0.24)%	8.29%
2023	104	10.47	10.87	1,076	1.00%	0.65%	1.30%	15.54%	15.35%
2022	58	8.73	9.43	512	0.44%	0.75%	1.30%	(16.45)%	(16.91)%
2021	32	11.37	11.34	358	0.56%	1.00%	1.30%	5.35%	5.09%
AB VPS Large Cap Growth Portfolio, Class B
2024	4,553	15.80	15.20	66,303	0.00%	0.30%	1.30%	24.58%	23.32%
2023	2,521	12.68	12.33	28,324	0.00%	0.30%	1.30%	34.38%	33.04%
2022	984	9.44	9.27	7,458	0.00%	0.30%	1.30%	(28.90)%	(29.61)%
2021	71	10.37	13.17	857	0.00%	0.75%	1.30%	(6.33)%	18.92%
AB VPS Relative Value Portfolio, Class B
2024	215	11.81	13.57	2,721	1.22%	0.65%	1.30%	12.03%	11.29%
2023	185	10.54	12.19	2,085	1.52%	0.65%	1.30%	12.90%	10.28%
2022	73	9.75	11.06	745	0.99%	0.75%	1.30%	(5.13)%	(5.66)%
2021	13	11.75	11.72	147	0.35%	1.00%	1.30%	5.26%	4.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Small Cap Growth Portfolio, Class B
2024	82	$8.93	$8.60	$773	0.00%	0.30%	1.30%	18.09%	16.90%
2023	63	7.57	7.35	471	0.00%	0.30%	1.30%	17.37%	16.20%
2022	49	6.45	6.33	299	0.00%	0.30%	1.30%	(39.45)%	(40.05)%
2021	10	10.65	10.56	110	0.00%	0.30%	1.30%	11.44%	10.52%
American Funds IS American High-Income Trust, Class 2
2024	77	11.02	11.02	854	6.98%	0.75%	0.75%	8.84%	8.84%
2023	72	10.13	10.13	724	7.20%	0.75%	0.75%	11.61%	11.61%
2022	59	9.07	9.07	535	14.04%	0.75%	0.75%	(9.94)%	(9.94)%
2021	2	10.08	10.08	25	0.00%	0.75%	0.75%	0.00%	0.00%
American Funds IS American High-Income Trust, Class 4
2024	462	11.76	11.76	5,431	8.18%	0.65%	0.65%	8.67%	8.67%
2023	142	10.82	10.82	1,541	15.29%	0.65%	0.65%	10.65%	10.65%
American Funds IS Asset Allocation Fund, Class 2
2024	3,731	32.47	28.58	90,270	2.11%	0.60%	1.70%	15.74%	14.45%
2023	4,194	28.06	24.97	89,463	2.23%	0.60%	1.70%	13.59%	12.34%
2022	4,193	24.70	22.23	81,196	1.78%	0.60%	1.70%	(13.92)%	(14.87)%
2021	4,164	28.70	26.12	100,498	1.58%	0.60%	1.70%	14.41%	13.15%
2020	3,572	11.78	32.86	85,665	1.57%	0.60%	1.70%	10.55%	11.78%
American Funds IS Asset Allocation Fund, Class 4
2024	9,189	12.54	18.63	121,456	2.44%	0.65%	1.30%	15.35%	14.60%
2023	4,389	10.87	16.26	55,462	2.44%	0.65%	1.30%	14.22%	12.55%
2022	2,215	13.92	14.44	30,864	1.59%	1.00%	1.30%	(14.52)%	(14.78)%
2021	2,356	16.28	16.95	38,782	1.52%	1.00%	1.30%	13.69%	13.35%
2020	1,725	14.32	14.95	25,063	1.59%	1.00%	1.30%	10.70%	11.04%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Capital Income Builder, Class 2
2024	547	$13.56	$14.81	$7,683	3.36%	0.75%	0.90%	9.36%	9.19%
2023	594	12.40	13.56	7,613	2.93%	0.75%	0.90%	8.20%	8.04%
2022	611	11.46	12.55	7,250	2.82%	0.75%	0.90%	(7.82)%	(7.96)%
2021	539	12.43	13.64	6,985	3.01%	0.75%	0.90%	14.08%	13.91%
2020	304	10.90	11.98	3,559	2.70%	0.75%	0.90%	3.54%	3.70%
American Funds IS Capital Income Builder, Class 4
2024	2,639	13.78	14.08	31,177	3.50%	0.30%	1.30%	9.60%	8.50%
2023	1,253	12.58	12.98	14,356	3.08%	0.30%	1.30%	8.43%	7.35%
2022	520	11.60	12.09	6,478	2.50%	0.30%	1.30%	(7.65)%	(8.58)%
2021	540	12.56	13.23	7,377	2.57%	0.30%	1.30%	14.34%	13.19%
2020	488	11.69	12.33	5,878	2.87%	1.00%	1.30%	2.76%	3.07%
American Funds IS Capital World Bond Fund, Class 2
2024	57	8.01	8.01	454	2.13%	0.75%	0.75%	(3.77)%	(3.77)%
2023	55	8.33	8.33	460	0.00%	0.75%	0.75%	5.34%	5.34%
2022	59	7.90	7.90	463	0.34%	0.75%	0.75%	(18.31)%	(18.31)%
American Funds IS Capital World Bond Fund, Class 4
2024	371	8.76	9.78	3,620	2.64%	0.30%	0.65%	(3.61)%	(3.95)%
2023	152	9.08	10.18	1,544	0.00%	0.30%	0.65%	3.94%	4.01%
American Funds IS Capital World Growth and Income Fund, Class 2
2024	442	14.82	18.47	6,855	1.62%	0.75%	0.90%	13.15%	12.97%
2023	498	13.10	16.35	6,859	1.87%	0.75%	0.90%	19.98%	19.80%
2022	535	10.92	13.65	6,143	2.23%	0.75%	0.90%	(17.95)%	(18.08)%
2021	508	13.30	16.66	7,143	1.93%	0.75%	0.90%	13.92%	13.74%
2020	314	11.68	14.65	4,029	1.34%	0.75%	0.90%	7.75%	7.92%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Capital World Growth and Income Fund, Class 4
2024	853	$15.10	$17.57	$11,386	1.88%	0.30%	1.30%	13.36%	12.21%
2023	433	13.32	15.66	5,693	2.09%	0.30%	1.30%	20.29%	19.09%
2022	218	11.07	13.15	2,977	1.95%	0.30%	1.30%	(17.82)%	(18.64)%
2021	221	13.47	16.16	3,791	1.63%	0.30%	1.30%	14.12%	12.98%
2020	166	14.30	15.35	2,519	0.97%	1.00%	1.30%	7.14%	7.46%
American Funds IS Global Balanced Fund, Class 4
2024	410	10.38	10.20	4,247	4.08%	0.65%	1.20%	2.98%	0.34%
American Funds IS Global Growth Fund, Class 2
2024	4,603	16.88	23.07	92,068	1.50%	0.75%	0.90%	12.83%	12.65%
2023	5,340	14.96	20.48	95,730	0.88%	0.75%	0.90%	21.69%	21.50%
2022	6,061	12.29	16.86	90,605	0.64%	0.75%	0.90%	(25.30)%	(25.41)%
2021	5,130	16.46	22.60	105,373	0.34%	0.75%	0.90%	15.55%	15.37%
2020	4,437	14.24	19.59	84,204	0.33%	0.75%	0.90%	29.29%	29.49%
American Funds IS Global Growth Fund, Class 4
2024	9,453	14.20	21.66	124,197	1.70%	0.30%	1.30%	13.05%	11.91%
2023	3,656	12.56	19.36	46,866	0.93%	0.30%	1.30%	21.93%	20.71%
2022	952	10.30	16.04	14,451	0.40%	0.30%	1.30%	(25.14)%	(25.89)%
2021	874	13.76	21.64	18,614	0.22%	0.30%	1.30%	15.79%	14.63%
2020	838	18.40	18.88	15,643	0.15%	1.00%	1.30%	28.48%	28.87%
American Funds IS Global Small Capitalization Fund, Class 2
2024	551	12.28	14.31	7,046	1.05%	0.75%	0.90%	1.56%	1.41%
2023	594	12.10	14.11	7,484	0.27%	0.75%	0.90%	15.30%	15.13%
2022	592	10.49	12.26	6,483	0.00%	0.75%	0.90%	(30.08)%	(30.19)%
2021	457	15.00	17.55	7,236	0.00%	0.75%	0.90%	5.94%	5.78%
2020	284	14.16	16.60	4,409	0.13%	0.75%	0.90%	28.56%	28.75%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Global Small Capitalization Fund, Class 4
2024	301	$11.38	$13.43	$3,279	0.81%	0.30%	1.30%	1.81%	0.79%
2023	164	11.17	13.33	1,807	0.03%	0.30%	1.30%	15.44%	14.29%
2022	34	9.68	11.66	392	0.00%	0.30%	1.30%	(29.90)%	(30.60)%
2021	17	13.81	16.80	283	0.00%	0.30%	1.30%	6.11%	5.04%
2020	20	15.99	15.99	314	0.12%	1.30%	1.30%	27.71%	27.71%
American Funds IS Growth Fund, Class 2
2024	2,747	25.14	39.88	74,844	0.33%	0.75%	0.90%	30.63%	30.44%
2023	3,180	19.25	30.58	66,705	0.36%	0.75%	0.90%	37.45%	37.24%
2022	3,276	14.00	22.28	51,021	0.33%	0.75%	0.90%	(30.46)%	(30.57)%
2021	2,353	20.14	32.09	54,975	0.25%	0.75%	0.90%	21.08%	20.89%
2020	1,249	15.99	26.54	27,688	0.28%	0.75%	0.90%	50.71%	50.94%
American Funds IS Growth Fund, Class 4
2024	9,582	19.60	37.45	169,204	0.17%	0.30%	1.30%	30.90%	29.58%
2023	4,571	14.97	28.90	74,959	0.18%	0.30%	1.30%	37.72%	36.35%
2022	2,121	10.87	21.19	37,934	0.09%	0.30%	1.30%	(30.32)%	(31.02)%
2021	2,489	15.60	30.73	67,204	0.07%	0.30%	1.30%	21.32%	20.10%
2020	1,874	12.86	25.58	41,912	0.31%	0.30%	1.30%	49.75%	50.20%
American Funds IS Growth-Income Fund, Class 2
2024	1,146	19.18	24.48	22,362	1.10%	0.75%	0.90%	23.29%	23.10%
2023	1,257	15.55	19.88	19,940	1.38%	0.75%	0.90%	25.20%	25.01%
2022	1,291	12.42	15.90	16,383	1.40%	0.75%	0.90%	(17.12)%	(17.24)%
2021	916	14.99	19.22	14,196	1.39%	0.75%	0.90%	23.17%	22.98%
2020	287	12.17	15.63	3,905	1.42%	0.75%	0.90%	12.52%	12.69%
American Funds IS Growth-Income Fund, Class 4
2024	6,027	18.25	23.27	93,468	1.18%	0.30%	1.30%	23.55%	22.30%
2023	2,433	14.77	19.03	35,023	1.45%	0.30%	1.30%	25.45%	24.20%
2022	909	11.77	15.32	14,625	1.02%	0.30%	1.30%	(16.96)%	(17.79)%
2021	929	14.18	18.63	18,344	1.00%	0.30%	1.30%	23.43%	22.19%
2020	828	15.25	16.27	13,411	1.48%	1.00%	1.30%	11.78%	12.12%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS International Fund, Class 2
2024	786	$11.02	$12.43	$9,103	1.15%	0.75%	0.90%	2.38%	2.23%
2023	852	10.76	12.16	9,669	1.30%	0.75%	0.90%	14.98%	14.81%
2022	932	9.36	10.59	9,242	1.71%	0.75%	0.90%	(21.38)%	(21.50)%
2021	827	11.90	13.49	10,508	2.95%	0.75%	0.90%	(2.23)%	(2.38)%
2020	535	12.17	13.82	7,211	0.61%	0.75%	0.90%	12.95%	13.12%
American Funds IS International Fund, Class 4
2024	1,959	11.25	11.68	21,040	1.36%	0.30%	1.30%	2.62%	1.59%
2023	656	10.97	11.49	6,918	2.12%	0.30%	1.30%	15.21%	14.06%
2022	53	9.52	10.08	535	1.64%	0.30%	1.30%	(21.26)%	(22.05)%
2021	33	12.09	12.93	420	2.46%	0.30%	1.30%	(2.01)%	(2.99)%
2020	29	13.32	13.32	392	0.39%	1.30%	1.30%	12.18%	12.18%
American Funds IS International Growth and Income Fund, Class 2
2024	110	9.63	9.63	1,056	2.54%	0.75%	0.75%	2.70%	2.70%
2023	112	9.38	9.38	1,048	2.46%	0.75%	0.75%	14.90%	14.90%
2022	112	8.16	8.16	913	5.60%	0.75%	0.75%	(15.88)%	(15.88)%
2021	1	9.71	9.71	10	0.00%	0.75%	0.75%	1.08%	1.08%
American Funds IS International Growth and Income Fund, Class 4
2024	161	10.92	10.77	1,756	2.73%	0.65%	1.20%	2.43%	1.86%
2023	78	10.66	10.57	832	4.94%	0.65%	1.20%	6.29%	5.84%
American Funds IS New World Fund, Class 2
2024	690	13.04	15.80	9,617	1.37%	0.75%	0.90%	5.75%	5.59%
2023	721	12.33	14.97	9,511	1.44%	0.75%	0.90%	15.13%	14.96%
2022	760	10.71	13.02	8,784	1.29%	0.75%	0.90%	(22.68)%	(22.80)%
2021	659	13.85	16.86	9,954	0.99%	0.75%	0.90%	4.14%	3.98%
2020	384	13.30	16.22	5,933	0.06%	0.75%	0.90%	22.47%	22.66%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS New World Fund, Class 4
2024	146	$12.12	$14.85	$1,703	1.39%	0.30%	1.30%	6.01%	4.94%
2023	70	11.43	14.15	798	1.72%	0.30%	1.30%	15.32%	14.17%
2022	30	9.91	12.39	337	1.01%	0.30%	1.30%	(22.49)%	(23.26)%
2021	23	12.79	16.15	362	0.65%	0.30%	1.30%	4.32%	3.27%
2020	23	15.64	15.64	366	0.03%	1.30%	1.30%	21.69%	21.69%
American Funds IS The Bond Fund of America, Class 2
2024	4,290	9.85	10.53	42,435	4.21%	0.75%	0.90%	0.39%	0.24%
2023	4,129	9.81	10.50	40,678	3.64%	0.75%	0.90%	4.23%	4.08%
2022	3,461	9.41	10.09	32,758	3.58%	0.75%	0.90%	(13.23)%	(13.36)%
2021	1,698	10.85	11.64	18,660	1.90%	0.75%	0.90%	(1.05)%	(1.20)%
2020	557	10.96	11.79	6,314	2.42%	0.75%	0.90%	8.75%	8.91%
American Funds IS The Bond Fund of America, Class 4
2024	10,231	9.26	10.00	102,598	5.55%	0.30%	1.30%	0.67%	(0.34)%
2023	3,728	9.20	10.04	37,465	5.25%	0.30%	1.30%	4.41%	3.37%
2022	867	8.81	9.71	8,478	2.90%	0.30%	1.30%	(13.01)%	(13.88)%
2021	715	10.13	11.28	8,143	1.41%	0.30%	1.30%	(0.88)%	(1.88)%
2020	482	11.49	11.73	5,619	2.34%	1.00%	1.30%	7.96%	8.29%
American Funds IS U.S. Government Securities Fund, Class 2
2024	404	9.71	9.99	3,955	4.11%	0.75%	0.90%	(0.01)%	(0.17)%
2023	386	9.71	10.01	3,776	3.84%	0.75%	0.90%	2.12%	1.97%
2022	346	9.51	9.81	3,304	3.76%	0.75%	0.90%	(11.62)%	(11.75)%
2021	336	10.76	11.12	3,644	1.68%	0.75%	0.90%	(1.37)%	(1.52)%
2020	167	10.91	11.29	1,846	1.84%	0.75%	0.90%	8.82%	8.98%
American Funds IS U.S. Government Securities Fund, Class 4
2024	1,762	9.02	9.49	17,189	5.19%	0.30%	1.30%	0.14%	(0.87)%
2023	757	9.00	9.57	7,395	4.60%	0.30%	1.30%	2.31%	1.29%
2022	424	8.80	9.45	4,042	3.24%	0.30%	1.30%	(11.46)%	(12.35)%
2021	466	9.94	10.78	5,068	0.90%	0.30%	1.30%	(1.17)%	(2.16)%
2020	667	11.02	11.21	7,444	2.57%	1.00%	1.30%	8.06%	8.39%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Washington Mutual Investors Fund, Class 2
2024	2,243	$18.64	$23.73	$45,158	1.57%	0.75%	0.90%	18.25%	18.07%
2023	2,463	15.77	20.10	42,268	1.87%	0.75%	0.90%	16.41%	16.24%
2022	2,557	13.54	17.29	38,161	1.90%	0.75%	0.90%	(9.14)%	(9.27)%
2021	2,381	14.91	19.06	39,893	1.64%	0.75%	0.90%	26.82%	26.63%
2020	1,548	11.75	15.05	21,924	1.71%	0.75%	0.90%	7.71%	7.87%
American Funds IS Washington Mutual Investors Fund, Class 4
2024	3,628	18.68	22.29	49,369	1.86%	0.30%	1.30%	18.49%	17.30%
2023	1,383	15.77	19.01	16,839	2.59%	0.30%	1.30%	16.62%	15.46%
2022	195	13.52	16.46	3,041	1.68%	0.30%	1.30%	(8.96)%	(9.87)%
2021	182	14.85	18.26	3,297	1.32%	0.30%	1.30%	27.13%	25.86%
2020	168	14.51	14.51	2,441	1.50%	1.30%	1.30%	7.06%	7.06%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2024	2,025	12.06	11.51	23,761	2.80%	0.65%	1.30%	10.63%	9.91%
2023	1,162	10.90	10.47	12,181	2.87%	0.65%	1.30%	11.48%	13.82%
2022	340	8.57	9.20	2,986	3.22%	0.75%	1.30%	(15.67)%	(16.14)%
2021	57	11.00	10.97	629	1.62%	1.00%	1.30%	3.22%	2.96%
BlackRock Advantage SMID Cap V.I. Fund, Class III
2024	183	12.66	12.45	2,307	2.63%	0.65%	1.20%	10.98%	10.08%
2023	15	11.40	11.40	172	190.48%	0.65%	0.65%	12.03%	12.03%
BlackRock Global Allocation V.I. Fund, Class III
2024	4,330	10.78	10.37	46,464	1.83%	0.30%	1.30%	8.60%	7.50%
2023	2,844	9.93	9.65	27,312	3.36%	0.30%	1.30%	12.15%	11.03%
2022	1,517	8.85	8.69	12,534	0.00%	0.30%	1.30%	(16.32)%	(17.16)%
2021	84	9.85	10.49	862	0.40%	0.75%	1.30%	(5.82)%	0.34%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BlackRock International V.I. Fund, Class I
2024	213	$9.16	$10.57	$2,123	0.65%	0.30%	1.20%	0.07%	(0.84)%
2023	145	9.15	10.66	1,416	1.39%	0.30%	1.20%	18.67%	11.17%
2022	57	7.71	7.03	405	1.43%	0.30%	0.75%	(24.84)%	(25.18)%
2021	8	9.39	9.39	75	0.00%	0.75%	0.75%	0.00%	0.00%
Calvert VP SRI Balanced Portfolio
2024	22	34.58	37.31	859	1.63%	0.85%	1.55%	18.59%	17.75%
2023	36	29.16	31.68	1,198	1.60%	0.85%	1.55%	15.83%	15.02%
2022	38	25.17	27.55	1,079	1.03%	0.85%	1.55%	(16.13)%	(16.72)%
2021	46	30.02	33.08	1,595	1.16%	0.85%	1.55%	14.14%	13.34%
2020	49	26.30	31.15	1,488	1.48%	0.85%	1.55%	13.48%	14.28%
ClearBridge Variable Dividend Strategy Portfolio, Class II
2024	36	15.13	14.56	507	1.21%	0.30%	1.30%	16.34%	15.16%
2023	31	13.01	12.64	374	2.10%	0.30%	1.30%	13.67%	12.53%
2022	18	11.44	11.23	203	1.95%	0.30%	1.30%	(8.51)%	(9.42)%
2021	4	12.43	12.40	45	0.98%	1.00%	1.30%	10.96%	10.68%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2024	70	14.96	14.79	1,025	0.00%	1.00%	1.30%	26.28%	25.90%
2023	69	11.85	11.75	805	0.00%	1.00%	1.30%	42.23%	41.80%
2022	18	8.33	8.28	147	0.00%	1.00%	1.30%	(33.09)%	(33.29)%
2021	11	12.45	12.42	131	0.00%	1.00%	1.30%	13.64%	13.36%
ClearBridge Variable Mid Cap Portfolio, Class II
2024	1,646	38.26	24.77	44,855	0.36%	0.60%	1.75%	9.07%	7.80%
2023	1,836	35.08	22.98	47,333	0.02%	0.60%	1.75%	11.95%	10.66%
2022	1,068	31.33	20.77	24,485	0.06%	0.60%	1.75%	(25.95)%	(26.80)%
2021	2,032	42.31	28.37	66,543	0.03%	0.60%	1.75%	27.62%	26.14%
2020	2,339	12.27	33.16	62,964	0.03%	0.60%	1.75%	13.09%	14.41%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
ClearBridge Variable Small Cap Growth Portfolio, Class II
2024	701	$11.66	$28.66	$19,337	0.00%	0.30%	1.75%	3.92%	2.40%
2023	640	11.22	27.99	17,582	0.00%	0.30%	1.75%	7.80%	6.24%
2022	486	10.41	26.34	12,106	0.00%	0.30%	1.75%	(29.22)%	(30.25)%
2021	540	14.71	37.77	20,778	0.00%	0.30%	1.75%	11.98%	10.35%
2020	657	15.32	52.71	26,813	0.00%	0.60%	1.75%	40.42%	42.05%
Columbia VP Balanced Fund, Class 2
2024	873	12.95	12.28	10,998	0.00%	0.65%	1.30%	13.56%	12.81%
2023	568	11.40	10.89	6,273	0.00%	0.65%	1.30%	16.13%	19.53%
2022	188	8.32	9.11	1,668	0.00%	0.75%	1.30%	(17.49)%	(17.94)%
2021	140	11.13	11.10	1,552	0.00%	1.00%	1.30%	5.38%	5.12%
Columbia VP Emerging Markets Bond Fund, Class 2
2024	112	11.14	9.27	1,234	5.36%	0.65%	0.75%	5.44%	5.33%
2023	50	10.57	8.80	501	6.17%	0.65%	0.75%	8.32%	9.20%
2022	13	8.06	8.06	106	3.30%	0.75%	0.75%	(16.79)%	(16.79)%
Columbia VP Intermediate Bond Fund, Class 2
2024	293	8.86	8.53	2,552	4.65%	0.30%	1.30%	1.42%	0.40%
2023	240	8.74	8.50	2,053	2.38%	0.30%	1.30%	5.77%	4.71%
2022	109	8.26	8.11	890	3.65%	0.30%	1.30%	(17.47)%	(18.29)%
2021	36	9.95	9.93	357	0.79%	1.00%	1.30%	(0.89)%	(1.14)%
Columbia VP Limited Duration Credit Fund, Class 2
2024	118	10.31	9.92	1,234	3.76%	0.30%	1.30%	4.32%	3.27%
2023	71	9.88	9.60	706	4.02%	0.30%	1.30%	6.34%	5.28%
2022	28	9.29	9.12	259	0.62%	0.30%	1.30%	(6.64)%	(7.57)%
2021	2	9.95	9.89	17	0.15%	0.30%	1.00%	(1.09)%	(1.66)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia VP Select Mid Cap Value Fund, Class 2
2024	119	$13.08	$11.13	$1,405	0.00%	0.30%	1.20%	11.93%	10.92%
2023	117	11.69	10.04	1,250	0.00%	0.30%	1.20%	9.72%	3.38%
2022	59	10.65	10.52	596	0.00%	0.30%	1.00%	(9.93)%	(10.56)%
2021	7	11.83	11.76	83	0.00%	0.30%	1.00%	13.40%	12.76%
Columbia VP Seligman Global Technology Fund, Class 2
2024	553	13.73	13.73	7,599	0.00%	1.20%	1.20%	25.06%	25.06%
2023	23	10.98	10.98	253	0.00%	1.20%	1.20%	18.20%	18.20%
Columbia VP Strategic Income Fund, Class 2
2024	2,966	10.05	9.67	30,942	4.49%	0.30%	1.30%	(1.95)%	3.14%
2023	1,531	10.47	9.38	15,022	3.60%	0.65%	1.30%	6.79%	7.79%
2022	673	8.68	8.70	5,875	2.23%	0.75%	1.30%	(12.18)%	(12.66)%
2021	39	9.88	9.96	389	0.38%	0.75%	1.30%	(1.47)%	(0.66)%
Dimensional VA Equity Allocation Portfolio, Institutional
2024	19	18.29	18.29	355	1.90%	0.30%	0.30%	14.75%	14.75%
2023	20	15.94	15.94	324	2.86%	0.30%	0.30%	19.79%	19.79%
2022	8	13.30	13.30	108	3.02%	0.30%	0.30%	(13.94)%	(13.94)%
2021	2	15.46	15.46	25	2.01%	0.30%	0.30%	8.40%	8.40%
Dimensional VA Global Bond Portfolio
2024	186	10.18	10.18	1,889	5.43%	0.30%	0.30%	5.07%	5.07%
2023	145	9.68	9.68	1,405	4.83%	0.30%	0.30%	4.74%	4.74%
2022	88	9.25	9.25	817	1.76%	0.30%	0.30%	(6.61)%	(6.61)%
2021	70	9.90	9.90	696	0.71%	0.30%	0.30%	(1.31)%	(1.31)%
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2024	129	14.92	14.92	1,923	5.13%	0.30%	0.30%	11.65%	11.65%
2023	42	13.36	13.36	566	2.80%	0.30%	0.30%	14.38%	14.38%
2022	43	11.68	11.68	501	1.74%	0.30%	0.30%	(11.22)%	(11.22)%
2021	28	13.16	13.16	369	1.42%	0.30%	0.30%	10.82%	10.82%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Dimensional VA International Small Portfolio
2024	93		$14.00	$14.00	$1,303	3.67%	0.30%	0.30%	3.50%	3.50%
2023	80		13.53	13.53	1,083	3.59%	0.30%	0.30%	13.77%	13.77%
2022	57		11.89	11.89	672	3.33%	0.30%	0.30%	(17.89)%	(17.89)%
2021	27		14.48	14.48	395	4.86%	0.30%	0.30%	14.22%	14.22%
2020	0	*	12.68	12.68	1,901	0.00%	0.30%	0.30%	16.67%	16.67%
Dimensional VA International Value Portfolio
2024	105		17.34	17.34	1,814	4.22%	0.30%	0.30%	6.30%	6.30%
2023	90		16.31	16.31	1,462	5.44%	0.30%	0.30%	17.51%	17.51%
2022	73		13.88	13.88	1,016	5.32%	0.30%	0.30%	(3.75)%	(3.75)%
2021	31		14.42	14.42	444	7.49%	0.30%	0.30%	17.76%	17.76%
2020	0	*	12.25	12.25	3,773	0.00%	0.30%	0.30%	17.27%	17.27%
Dimensional VA Short-Term Fixed Portfolio
2024	232		10.78	10.78	2,499	5.08%	0.30%	0.30%	5.17%	5.17%
2023	218		10.25	10.25	2,239	5.06%	0.30%	0.30%	4.67%	4.67%
2022	92		9.79	9.79	900	1.44%	0.30%	0.30%	(1.45)%	(1.45)%
2021	45		9.94	9.94	445	0.01%	0.30%	0.30%	(0.49)%	(0.49)%
2020	2		9.99	9.99	18,246	0.59%	0.30%	0.30%	(0.09)%	(0.09)%
Dimensional VA US Large Value Portfolio
2024	238		18.68	18.68	4,454	2.21%	0.30%	0.30%	13.04%	13.04%
2023	213		16.53	16.53	3,516	2.57%	0.30%	0.30%	10.59%	10.59%
2022	159		14.94	14.94	2,370	2.77%	0.30%	0.30%	(5.16)%	(5.16)%
2021	93		15.76	15.76	1,472	3.13%	0.30%	0.30%	26.66%	26.66%
2020	1		12.44	12.44	17,930	0.00%	0.30%	0.30%	15.04%	15.04%
Dimensional VA US Targeted Value Portfolio
2024	97		24.36	24.36	2,352	1.48%	0.30%	0.30%	7.81%	7.81%
2023	90		22.60	22.60	2,041	1.87%	0.30%	0.30%	19.67%	19.67%
2022	68		18.88	18.88	1,276	1.62%	0.30%	0.30%	(4.50)%	(4.50)%
2021	36		19.77	19.77	703	1.30%	0.30%	0.30%	33.43%	33.43%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2
2024	2,056	$11.91	$11.65	$24,405	2.65%	0.65%	1.20%	9.83%	9.22%
2023	781	10.84	10.67	8,435	4.61%	0.65%	1.20%	12.66%	1.40%
2022	9	8.25	8.25	76	2.18%	0.75%	0.75%	(17.67)%	(17.67)%
Fidelity VIP Asset Manager Portfolio, Service Class 2
2024	188	11.44	10.72	2,094	3.51%	0.65%	1.30%	7.53%	6.82%
2023	62	10.64	10.04	643	3.60%	0.65%	1.30%	9.85%	11.19%
2022	13	8.95	9.03	115	2.36%	1.20%	1.30%	3.47%	(16.25)%
2021	7	10.80	10.78	77	1.37%	1.00%	1.30%	2.74%	2.48%
Fidelity VIP Balanced Portfolio, Service Class 2
2024	6,369	13.08	12.59	78,833	1.99%	0.30%	1.30%	15.28%	14.12%
2023	3,920	11.35	11.03	41,456	1.83%	0.30%	1.30%	20.87%	19.66%
2022	1,996	9.39	9.22	17,083	1.38%	0.30%	1.30%	(18.43)%	(19.25)%
2021	395	10.26	11.42	4,441	0.35%	0.75%	1.30%	(2.52)%	8.48%
Fidelity VIP Bond Index Portfolio
2024	1,124	10.17	10.02	11,259	3.61%	0.65%	1.20%	0.34%	(0.22)%
2023	396	10.14	10.04	3,870	3.71%	0.65%	1.20%	2.48%	2.60%
2022	57	8.47	8.47	483	2.34%	0.75%	0.75%	(14.03)%	(14.03)%
2021	2	9.85	9.85	17	0.00%	0.75%	0.75%	0.27%	0.27%
Fidelity VIP Contrafund Portfolio, Service Class 2
2024	6,450	11.63	43.70	285,796	0.03%	0.30%	1.75%	(0.63)%	31.11%
2023	7,432	43.87	33.33	268,826	0.27%	0.60%	1.75%	32.32%	30.80%
2022	4,991	33.15	25.49	143,936	0.17%	0.60%	1.75%	(26.93)%	(27.77)%
2021	8,858	45.37	35.28	356,344	0.03%	0.60%	1.75%	26.75%	25.28%
2020	9,484	13.91	50.62	319,766	0.08%	0.60%	1.75%	27.96%	29.45%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2
2024	3	$13.47	$13.47	$44	3.17%	1.20%	1.20%	19.28%	19.28%
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2024	3	11.33	11.33	30	1.25%	1.20%	1.20%	10.92%	10.92%
Fidelity VIP Energy Portfolio, Service Class 2
2024	62	18.98	18.26	1,003	2.03%	0.30%	1.30%	3.71%	2.66%
2023	88	18.30	17.79	1,425	2.66%	0.30%	1.30%	0.40%	(0.60)%
2022	85	18.23	17.90	1,502	2.98%	0.30%	1.30%	62.38%	60.76%
2021	26	11.16	11.13	294	2.56%	1.00%	1.30%	10.05%	9.77%
Fidelity VIP Equity-Income Portfolio, Service Class 2
2024	133	34.08	27.95	5,023	1.53%	0.60%	1.65%	14.36%	13.15%
2023	157	29.80	24.70	5,183	1.71%	0.60%	1.65%	9.72%	8.56%
2022	171	27.16	22.75	5,154	1.57%	0.60%	1.65%	(5.81)%	(6.80)%
2021	200	28.84	24.41	6,468	1.65%	0.60%	1.65%	23.86%	22.55%
2020	239	19.92	36.57	6,349	1.44%	0.60%	1.65%	4.69%	5.80%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2024	64	11.79	10.44	708	1.58%	0.65%	0.75%	11.29%	11.18%
2023	20	10.59	9.39	197	2.32%	0.65%	0.75%	4.23%	16.23%
2022	7	8.08	8.08	53	1.70%	0.75%	0.75%	(18.91)%	(18.91)%
Fidelity VIP Freedom Funds 2015 Portfolio, Service Class 2
2024	74	21.37	17.89	1,568	4.82%	0.60%	1.65%	5.57%	4.45%
2023	33	20.24	17.13	670	2.91%	0.60%	1.65%	9.98%	8.82%
2022	52	18.41	15.74	940	1.93%	0.60%	1.65%	(15.30)%	(16.19)%
2021	63	21.73	18.78	1,374	0.95%	0.60%	1.65%	6.75%	5.62%
2020	51	17.78	26.18	1,081	1.00%	0.60%	1.65%	11.69%	12.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Freedom Funds 2020 Portfolio, Service Class 2
2024	108	$22.60	$18.92	$2,457	2.68%	0.60%	1.65%	6.76%	5.63%
2023	109	21.17	17.91	2,345	2.98%	0.60%	1.65%	11.55%	10.38%
2022	116	18.98	16.23	2,240	1.77%	0.60%	1.65%	(16.47)%	(17.35)%
2021	118	22.72	19.63	2,729	0.82%	0.60%	1.65%	8.61%	7.46%
2020	128	18.27	28.86	2,844	1.02%	0.60%	1.65%	12.83%	14.03%
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2024	143	10.33	10.21	1,468	3.88%	1.00%	1.30%	4.33%	4.01%
2023	129	9.90	9.82	1,273	3.93%	1.00%	1.30%	6.94%	6.62%
2022	110	9.26	9.21	1,014	2.79%	1.00%	1.30%	(10.66)%	(10.93)%
2021	54	10.36	10.34	562	0.74%	1.00%	1.30%	0.54%	0.29%
Fidelity VIP FundsManager 60% Portfolio, Service Class 2
2024	225	11.66	11.66	2,617	2.79%	0.65%	0.65%	8.74%	8.74%
2023	97	10.72	10.72	1,036	6.74%	0.65%	0.65%	9.94%	9.94%
Fidelity VIP FundsManager 85% Portfolio, Service Class 2
2024	31	12.20	11.97	371	0.66%	0.65%	1.30%	11.65%	10.91%
2023	73	10.92	10.79	789	1.61%	0.65%	1.30%	8.93%	15.96%
2022	59	8.29	9.30	547	0.93%	0.75%	1.30%	(17.81)%	(18.27)%
Fidelity VIP Growth & Income Portfolio, Service Class 2
2024	40	13.48	13.48	538	2.27%	1.20%	1.20%	20.49%	20.49%
2023	3	11.19	11.19	34	4.59%	1.20%	1.20%	11.84%	11.84%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2024	1	14.55	14.55	19	0.00%	0.30%	0.30%	11.41%	11.41%
Fidelity VIP Growth Portfolio, Service Class 2
2024	61	16.06	62.47	4,939	0.00%	0.30%	1.65%	5.74%	27.92%
2023	48	58.93	48.84	2,785	0.00%	0.60%	1.65%	35.08%	33.66%
2022	55	43.62	36.54	2,364	0.34%	0.60%	1.65%	(25.10)%	(25.88)%
2021	64	58.24	49.30	3,652	0.00%	0.60%	1.65%	22.17%	20.88%
2020	69	40.79	70.60	3,260	0.05%	0.60%	1.65%	41.19%	42.69%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Health Care Portfolio, Service Class 2
2024	235	$10.52	$10.12	$2,380	0.00%	0.30%	1.30%	4.54%	3.49%
2023	181	10.06	9.78	1,755	0.00%	0.30%	1.30%	3.70%	2.67%
2022	102	9.70	9.52	960	0.00%	0.30%	1.30%	(12.88)%	(13.75)%
2021	18	11.07	11.04	197	0.00%	1.00%	1.30%	2.97%	2.71%
Fidelity VIP High Income Portfolio, Service Class 2
2024	20	11.41	11.41	226	15.52%	1.20%	1.20%	7.31%	7.31%
2023	3	10.63	10.63	31	40.88%	1.20%	1.20%	4.70%	4.70%
Fidelity VIP Index 500 Portfolio, Service Class 2
2024	18,206	55.42	43.87	703,328	1.05%	0.60%	1.75%	23.84%	22.40%
2023	18,406	44.75	35.84	640,855	1.24%	0.60%	1.75%	25.13%	23.69%
2022	9,610	35.76	28.98	248,696	0.74%	0.60%	1.75%	(18.91)%	(19.84)%
2021	23,448	44.10	36.15	890,425	1.04%	0.60%	1.75%	27.49%	26.02%
2020	23,472	12.65	49.15	745,454	1.36%	0.60%	1.75%	15.89%	17.24%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2024	52	11.75	11.88	617	0.62%	0.30%	1.20%	7.60%	6.62%
2023	44	10.92	11.14	483	0.81%	0.30%	1.20%	8.83%	17.98%
Fidelity VIP International Index Portfolio, Service Class 2
2024	257	11.06	9.67	2,782	3.29%	0.65%	0.75%	4.14%	4.03%
2023	152	10.62	9.29	1,555	4.04%	0.65%	0.75%	14.00%	15.01%
2022	27	8.08	8.08	216	3.96%	0.75%	0.75%	(16.84)%	(16.84)%
2021	2	9.71	9.71	22	0.00%	0.75%	0.75%	(0.00)%	(0.00)%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2024	23,135	9.36	10.50	271,784	3.42%	0.30%	1.75%	1.19%	(0.28)%
2023	21,580	9.25	10.53	255,514	2.51%	0.30%	1.75%	5.68%	4.15%
2022	21,625	8.75	10.11	246,236	2.03%	0.30%	1.75%	(13.47)%	(14.73)%
2021	22,092	10.11	11.86	297,519	1.87%	0.30%	1.75%	(1.19)%	(2.63)%
2020	19,427	10.91	17.94	272,123	2.01%	0.60%	1.75%	7.26%	8.51%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Mid Cap Portfolio, Service Class 2
2024	6,038	$19.01	$27.36	$206,390	0.32%	0.30%	1.75%	16.82%	15.12%
2023	7,277	16.27	23.77	218,317	0.42%	0.30%	1.75%	14.46%	12.80%
2022	4,992	14.21	21.07	137,923	0.20%	0.30%	1.75%	(15.22)%	(16.45)%
2021	9,383	16.77	25.22	298,885	0.35%	0.30%	1.75%	24.93%	23.12%
2020	11,533	12.66	42.72	300,209	0.34%	0.60%	1.75%	15.81%	17.16%
Fidelity VIP Strategic Income Portfolio, Service Class 2
2024	34	10.93	10.93	370	7.91%	1.20%	1.20%	4.50%	4.50%
2023	3	10.46	10.46	32	70.71%	1.20%	1.20%	4.98%	4.98%
Fidelity VIP Target Volatility Portfolio, Service Class 2
2024	37	10.98	11.19	406	1.86%	1.00%	1.30%	5.43%	8.37%
2023	37	10.41	10.33	380	3.42%	1.00%	1.30%	5.36%	12.45%
2022	10	8.99	9.18	89	2.40%	1.20%	1.30%	(1.63)%	(16.75)%
2021	6	11.03	11.03	62	0.00%	1.30%	1.30%	2.62%	2.62%
Fidelity VIP Technology Portfolio, Initial Class
2024	1,317	17.94	15.35	24,477	0.00%	0.30%	1.20%	26.59%	33.96%
2023	505	13.98	11.46	6,909	0.26%	0.65%	1.20%	35.91%	20.27%
2022	25	6.78	6.78	167	0.00%	0.75%	0.75%	(36.34)%	(36.34)%
Fidelity VIP Total Market Index Portfolio
2024	401	14.34	12.66	5,420	1.24%	0.65%	0.75%	22.58%	22.45%
2023	270	11.70	10.34	2,885	1.07%	0.65%	0.75%	21.46%	24.77%
2022	172	8.29	8.29	1,423	2.54%	0.75%	0.75%	(20.01)%	(20.01)%
Fidelity VIP Utilities Portfolio, Initial Class
2024	23	12.93	13.93	310	1.98%	0.65%	0.75%	28.16%	28.03%
2023	23	10.09	10.88	237	3.72%	0.65%	0.75%	0.49%	(1.77)%
2022	6	11.08	11.08	67	1.63%	0.75%	0.75%	4.63%	4.63%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Value Strategies Portfolio, Service Class 2
2024	139	$12.42	$12.94	$1,714	0.95%	0.30%	1.20%	8.83%	10.57%
2023	94	11.41	11.52	1,073	1.14%	0.30%	0.75%	20.25%	19.71%
2022	59	9.49	9.63	569	0.89%	0.30%	0.75%	2.66%	(7.41)%
Franklin DynaTech VIP Fund
2024	1,887	51.47	38.67	58,040	0.00%	0.60%	1.75%	29.66%	28.15%
2023	2,023	39.69	30.18	51,287	0.00%	0.60%	1.75%	42.91%	41.27%
2022	1,426	27.77	21.36	22,952	0.00%	0.60%	1.75%	(40.32)%	(41.01)%
2021	1,453	46.54	36.21	50,142	0.00%	0.60%	1.75%	15.45%	14.12%
2020	1,184	15.07	53.95	43,345	0.00%	0.60%	1.75%	42.36%	44.02%
Franklin Income VIP Fund, Class 2
2024	8,448	14.33	17.19	157,542	5.09%	0.30%	1.75%	6.88%	5.32%
2023	6,958	13.41	16.32	139,933	5.52%	0.30%	1.75%	8.30%	6.73%
2022	5,291	12.38	15.29	103,413	4.13%	0.30%	1.75%	(5.76)%	(7.12)%
2021	8,997	13.13	16.46	185,425	4.73%	0.30%	1.75%	16.40%	14.72%
2020	9,954	10.35	24.74	179,434	3.40%	0.60%	1.75%	(1.07)%	0.09%
Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2
2022	-	-	-	-	0.00%	1.00%	1.75%	(13.40)%	(13.81)%
2021	1,464	12.07	12.82	19,309	2.32%	1.00%	1.75%	11.52%	10.68%
2020	1,567	10.82	12.05	18,608	1.43%	1.00%	1.75%	(9.92)%	(9.23)%
Franklin Mutual Global Discovery VIP Fund, Class 2
2024	225	14.14	14.22	3,273	1.68%	0.75%	1.30%	3.87%	3.29%
2023	249	13.62	13.77	3,507	2.42%	0.75%	1.30%	19.41%	18.75%
2022	278	11.40	11.60	3,281	1.34%	0.75%	1.30%	(5.46)%	(5.98)%
2021	320	12.06	12.33	3,994	3.29%	0.75%	1.30%	18.24%	17.58%
2020	180	10.20	11.03	1,938	1.91%	0.75%	1.30%	(5.70)%	(5.18)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin Mutual Shares VIP Fund, Class 2
2024	17,140	$24.95	$20.93	$409,599	1.93%	0.60%	1.75%	10.60%	9.32%
2023	20,610	22.56	19.15	447,846	2.00%	0.60%	1.75%	12.79%	11.49%
2022	18,330	20.00	17.17	354,552	1.34%	0.60%	1.75%	(7.99)%	(9.05)%
2021	28,009	21.74	18.88	593,134	2.90%	0.60%	1.75%	18.45%	17.09%
2020	32,911	10.11	26.37	597,023	1.70%	0.60%	1.75%	(6.70)%	(5.61)%
Franklin Rising Dividends VIP Fund, Class 2
2024	12,565	16.66	34.28	334,303	1.01%	0.30%	1.75%	10.45%	8.84%
2023	10,167	15.08	31.50	300,428	0.96%	0.30%	1.75%	11.74%	10.12%
2022	9,167	13.50	28.60	282,597	0.46%	0.30%	1.75%	(10.84)%	(12.13)%
2021	10,145	15.14	32.55	368,754	0.87%	0.30%	1.75%	26.41%	24.57%
2020	11,441	12.25	44.85	341,603	0.83%	0.60%	1.75%	13.94%	15.27%
Franklin Small Cap Value VIP Fund, Class 2
2024	2,600	18.55	27.34	54,553	0.93%	0.30%	1.75%	11.37%	9.74%
2023	1,797	16.66	24.91	44,135	0.50%	0.30%	1.75%	12.41%	10.78%
2022	1,208	14.82	22.49	31,949	0.79%	0.30%	1.75%	(10.33)%	(11.63)%
2021	1,576	36.77	25.45	48,020	1.06%	0.60%	1.75%	24.61%	23.18%
2020	1,881	11.43	29.50	47,671	1.05%	0.60%	1.75%	3.35%	4.56%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2024	1,088	12.94	29.30	33,024	0.00%	0.30%	1.75%	10.70%	9.09%
2023	1,199	11.69	26.86	34,210	0.00%	0.30%	1.75%	26.36%	24.53%
2022	930	9.25	21.57	21,330	0.00%	0.30%	1.75%	(33.89)%	(34.85)%
2021	1,059	43.78	33.11	38,855	0.00%	0.60%	1.75%	9.35%	8.09%
2020	1,303	16.43	59.75	47,230	0.00%	0.60%	1.75%	52.38%	54.16%
Franklin Strategic Income VIP Fund, Class 2
2024	521	10.30	10.38	5,568	4.50%	0.75%	1.30%	3.24%	2.66%
2023	550	9.98	10.12	5,711	4.69%	0.75%	1.30%	7.37%	6.78%
2022	608	9.29	9.47	5,907	4.11%	0.75%	1.30%	(11.42)%	(11.91)%
2021	606	10.49	10.75	6,665	3.33%	0.75%	1.30%	1.34%	0.78%
2020	487	10.35	11.04	5,359	6.31%	0.75%	1.30%	2.09%	2.65%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Franklin U.S. Government Securities VIP Fund, Class 2
2024	28,137	$12.69	$8.80	$293,298	3.09%	0.60%	1.75%	0.76%	(0.41)%
2023	30,071	12.59	8.84	311,693	2.69%	0.60%	1.75%	3.84%	2.65%
2022	33,272	12.13	8.61	332,953	2.34%	0.60%	1.75%	(10.29)%	(11.33)%
2021	37,380	13.52	9.71	419,387	2.49%	0.60%	1.75%	(2.42)%	(3.54)%
2020	35,725	10.07	13.85	413,139	3.31%	0.60%	1.75%	2.02%	3.21%
Goldman Sachs VIT Core Fixed Income Fund, Service Shares
2024	2,684	8.97	9.91	26,972	3.73%	0.30%	1.30%	0.59%	(0.43)%
2023	2,680	8.92	9.95	26,987	2.80%	0.30%	1.30%	5.51%	4.46%
2022	2,779	8.46	9.53	26,759	1.41%	0.30%	1.30%	(14.53)%	(15.39)%
2021	2,895	9.89	11.26	32,932	1.13%	0.30%	1.30%	(2.52)%	(3.50)%
2020	2,482	10.15	11.93	29,345	1.96%	0.30%	1.30%	7.98%	8.58%
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
2024	757	22.99	24.43	16,299	2.85%	0.60%	1.80%	5.49%	4.22%
2023	873	21.79	23.45	17,825	2.63%	0.60%	1.80%	18.00%	16.58%
2022	997	18.47	20.11	17,275	2.93%	0.60%	1.80%	(14.07)%	(15.11)%
2021	1,092	21.49	23.69	22,272	2.80%	0.60%	1.80%	11.50%	10.15%
2020	1,247	14.52	24.14	22,861	1.41%	0.60%	1.80%	4.89%	6.17%
Goldman Sachs VIT International Equity Insights Fund, Service Shares
2024	1,788	14.17	14.16	26,749	2.44%	0.70%	1.75%	5.07%	3.95%
2023	2,203	13.49	13.62	31,255	2.22%	0.70%	1.75%	17.60%	16.36%
2022	2,318	11.47	11.70	28,015	2.65%	0.70%	1.75%	(14.32)%	(15.22)%
2021	2,598	13.39	13.80	36,780	2.50%	0.70%	1.75%	11.03%	9.86%
2020	3,156	10.81	20.90	40,321	1.19%	0.70%	1.75%	4.68%	5.80%
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
2024	620	41.66	58.15	30,833	1.36%	0.60%	1.80%	16.39%	14.98%
2023	737	35.80	50.57	31,558	1.74%	0.60%	1.80%	12.34%	10.99%
2022	825	31.87	45.57	31,618	1.25%	0.60%	1.80%	(6.93)%	(8.05)%
2021	932	34.24	49.55	38,616	1.14%	0.60%	1.80%	23.39%	21.90%
2020	1,080	23.92	45.64	36,513	1.23%	0.60%	1.80%	2.11%	3.36%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Goldman Sachs VIT Large Cap Value Fund, Service Shares
2024	2,540	$28.16	$27.43	$74,674	1.09%	0.70%	1.75%	15.97%	14.74%
2023	3,190	24.28	23.90	81,167	1.46%	0.70%	1.75%	11.92%	10.74%
2022	3,531	21.69	21.58	80,364	1.00%	0.70%	1.75%	(7.22)%	(8.20)%
2021	4,368	23.38	23.51	107,945	0.88%	0.70%	1.75%	23.06%	21.76%
2020	5,198	17.03	29.85	104,778	1.04%	0.70%	1.75%	1.93%	3.02%
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
2024	1,241	14.74	34.62	46,783	0.00%	0.30%	1.75%	19.92%	18.17%
2023	1,394	12.29	29.30	46,856	0.00%	0.30%	1.75%	18.09%	16.39%
2022	1,167	10.41	25.17	37,928	0.00%	0.30%	1.75%	(26.52)%	(27.59)%
2021	1,310	14.16	34.76	57,806	0.00%	0.30%	1.75%	11.14%	9.53%
2020	1,574	15.20	46.30	63,563	0.00%	0.60%	1.75%	41.79%	43.44%
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares
2024	106	55.68	45.32	5,622	0.99%	0.60%	1.80%	11.72%	10.37%
2023	119	49.84	41.07	5,688	1.01%	0.60%	1.80%	10.75%	9.42%
2022	129	45.00	37.53	5,593	0.63%	0.60%	1.80%	(10.53)%	(11.60)%
2021	148	50.29	42.46	7,163	0.47%	0.60%	1.80%	30.17%	28.60%
2020	160	33.01	39.92	6,009	0.55%	0.60%	1.80%	6.45%	7.75%
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
2024	3,112	12.47	26.85	94,164	0.71%	0.65%	1.75%	11.42%	10.19%
2023	3,583	11.19	24.37	100,099	0.64%	0.65%	1.75%	8.60%	9.17%
2022	2,681	28.56	22.32	68,255	0.31%	0.70%	1.75%	(10.86)%	(11.80)%
2021	5,041	32.04	25.30	144,009	0.20%	0.70%	1.75%	29.66%	28.29%
2020	6,189	11.38	24.71	138,656	0.36%	0.70%	1.75%	6.30%	7.44%
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares
2024	232	45.20	79.75	18,432	0.96%	0.60%	1.80%	18.33%	16.90%
2023	266	38.20	68.22	17,957	0.99%	0.60%	1.80%	18.56%	17.14%
2022	295	32.22	58.24	16,934	0.28%	0.60%	1.80%	(19.86)%	(20.83)%
2021	326	40.21	73.56	23,603	0.47%	0.60%	1.80%	23.05%	21.57%
2020	384	26.22	67.93	22,712	0.19%	0.60%	1.80%	6.63%	7.93%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
2024	255	$12.44	$43.99	$9,614	0.72%	0.30%	1.65%	13.31%	16.85%
2023	314	34.00	37.65	10,305	0.79%	0.70%	1.65%	18.12%	17.00%
2022	334	28.78	32.18	9,515	0.08%	0.70%	1.65%	(20.20)%	(20.96)%
2021	358	36.07	40.71	12,807	0.23%	0.70%	1.65%	22.63%	21.46%
2020	458	26.36	44.02	13,503	0.00%	0.70%	1.65%	6.58%	7.61%
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
2024	346	79.52	118.87	32,932	0.00%	0.60%	1.80%	31.57%	29.98%
2023	415	60.44	91.45	29,770	0.00%	0.60%	1.80%	41.09%	39.40%
2022	475	42.84	65.61	24,289	0.00%	0.60%	1.80%	(32.92)%	(33.73)%
2021	505	63.86	98.99	39,127	0.00%	0.60%	1.80%	21.20%	19.73%
2020	586	41.29	92.82	37,639	0.08%	0.60%	1.80%	37.98%	39.66%
Goldman Sachs VIT Strategic Growth Fund, Service Shares
2024	4,298	18.63	52.40	176,199	0.00%	0.30%	1.75%	31.69%	29.77%
2023	3,827	14.15	40.38	153,994	0.00%	0.30%	1.75%	41.23%	39.18%
2022	2,278	10.02	29.01	75,642	0.00%	0.30%	1.75%	(32.88)%	(33.86)%
2021	4,005	14.93	43.86	197,980	0.00%	0.30%	1.75%	21.19%	19.43%
2020	4,773	15.04	61.74	199,113	0.00%	0.70%	1.75%	37.66%	39.13%
Goldman Sachs VIT Trend Driven Allocation, Service Shares
2024	432	14.40	13.97	6,015	3.01%	1.00%	1.75%	10.64%	9.80%
2023	506	13.01	12.72	6,548	1.70%	1.00%	1.75%	14.42%	13.56%
2022	526	11.37	11.20	6,039	0.00%	1.00%	1.75%	(19.97)%	(20.57)%
2021	502	14.21	14.10	7,291	0.00%	1.00%	1.75%	15.01%	14.14%
2020	514	12.35	12.80	6,519	0.25%	1.00%	1.75%	2.29%	3.07%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
2024	256	60.95	109.10	26,030	0.64%	0.60%	1.80%	27.55%	26.01%
2023	296	47.78	86.58	23,607	0.67%	0.60%	1.80%	23.07%	21.59%
2022	340	38.83	71.21	22,307	0.73%	0.60%	1.80%	(20.22)%	(21.18)%
2021	389	48.67	90.34	32,337	0.80%	0.60%	1.80%	28.63%	27.08%
2020	438	30.50	79.81	28,662	0.79%	0.60%	1.80%	15.43%	16.84%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
2024	11	$48.29	$56.45	$639	0.37%	0.70%	1.65%	27.11%	25.89%
2023	15	37.99	44.84	680	0.45%	0.70%	1.65%	22.73%	21.56%
2022	17	30.95	36.89	647	0.55%	0.70%	1.65%	(20.46)%	(21.22)%
2021	18	38.92	46.83	872	0.57%	0.70%	1.65%	28.21%	26.99%
2020	20	27.21	47.03	740	0.58%	0.70%	1.65%	15.39%	16.50%
Guggenheim Floating Rate Strategies, Series F
2024	219	13.54	13.54	2,970	7.69%	1.00%	1.00%	5.76%	5.76%
2023	254	12.80	12.80	3,246	3.49%	1.00%	1.00%	10.02%	10.02%
2022	300	11.64	11.64	3,414	2.68%	1.00%	1.00%	(1.84)%	(1.84)%
2021	309	11.86	11.86	3,669	2.75%	1.00%	1.00%	1.48%	1.48%
2020	340	11.68	11.68	3,976	4.01%	1.00%	1.00%	(0.99)%	(0.99)%
Guggenheim Global Managed Futures Strategy Fund
2024	18	11.42	11.42	202	3.04%	1.00%	1.00%	(0.64)%	(0.64)%
2023	37	11.50	11.50	431	3.46%	1.00%	1.00%	2.77%	2.77%
2022	51	11.19	11.19	566	3.75%	1.00%	1.00%	10.18%	10.18%
2021	37	10.15	10.15	378	0.00%	1.00%	1.00%	(0.07)%	(0.07)%
2020	190	10.16	10.16	1,929	7.53%	1.00%	1.00%	1.57%	1.57%
Guggenheim Long Short Equity Fund
2024	-	-	-	-	0.13%	1.00%	1.00%	7.45%	7.45%
2023	13	13.27	13.27	166	0.17%	1.00%	1.00%	11.63%	11.63%
2022	11	11.88	11.88	130	0.41%	1.00%	1.00%	(15.24)%	(15.24)%
2021	12	14.02	14.02	168	0.86%	1.00%	1.00%	22.56%	22.56%
2020	15	11.44	11.44	167	0.67%	1.00%	1.00%	3.88%	3.88%
Guggenheim Multi-Hedge Strategies Fund
2024	29	11.21	11.21	323	4.47%	1.00%	1.00%	(4.63)%	(4.63)%
2023	44	11.76	11.76	517	2.83%	1.00%	1.00%	3.33%	3.33%
2022	54	11.38	11.38	619	1.28%	1.00%	1.00%	(4.36)%	(4.36)%
2021	60	11.90	11.90	712	0.00%	1.00%	1.00%	7.02%	7.02%
2020	106	11.12	11.12	1,183	1.66%	1.00%	1.00%	6.32%	6.32%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. American Franchise Fund, Series I
2024	242	$31.39	$24.81	$6,772	0.00%	0.70%	1.65%	33.94%	32.65%
2023	280	23.44	18.70	5,896	0.00%	0.70%	1.65%	39.94%	38.61%
2022	308	16.75	13.49	4,652	0.00%	0.70%	1.65%	(31.59)%	(32.25)%
2021	333	24.48	19.91	7,392	0.00%	0.70%	1.65%	11.14%	10.08%
2020	395	18.09	22.03	7,874	0.07%	0.70%	1.65%	40.01%	41.36%
Invesco V.I. American Franchise Fund, Series II
2024	71	74.06	58.38	2,796	0.00%	0.60%	1.70%	33.75%	32.27%
2023	88	55.37	44.14	2,544	0.00%	0.60%	1.70%	39.76%	38.22%
2022	111	39.62	31.93	2,275	0.00%	0.60%	1.70%	(31.71)%	(32.46)%
2021	115	58.01	47.28	3,506	0.00%	0.60%	1.70%	10.98%	9.75%
2020	132	17.31	64.18	3,542	0.00%	0.60%	1.70%	39.59%	41.15%
Invesco V.I. American Value Fund, Series II
2024	2,175	47.06	30.45	70,443	0.75%	0.60%	1.75%	29.31%	27.81%
2023	2,855	36.39	23.82	72,564	0.36%	0.60%	1.75%	14.60%	13.28%
2022	3,374	31.76	21.03	75,694	0.32%	0.60%	1.75%	(3.44)%	(4.56)%
2021	4,000	32.89	22.03	93,953	0.24%	0.60%	1.75%	26.86%	25.40%
2020	4,329	11.00	25.93	86,143	0.48%	0.60%	1.75%	(0.91)%	0.25%
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
2024	2,884	19.03	13.81	45,406	5.65%	0.60%	1.75%	2.94%	1.74%
2023	3,277	18.49	13.58	50,444	0.00%	0.60%	1.75%	5.76%	4.54%
2022	3,795	17.48	12.99	55,653	7.06%	0.60%	1.75%	(15.03)%	(16.01)%
2021	4,135	20.57	15.46	71,963	3.01%	0.60%	1.75%	8.61%	7.35%
2020	4,430	14.40	18.94	71,332	6.97%	0.60%	1.75%	8.07%	9.33%
Invesco V.I. Capital Appreciation Fund, Series I
2024	114	62.26	71.22	8,546	0.00%	0.70%	1.80%	33.22%	31.74%
2023	134	46.74	54.06	7,566	0.00%	0.70%	1.80%	34.43%	32.95%
2022	151	34.76	40.66	6,361	0.00%	0.70%	1.80%	(31.27)%	(32.03)%
2021	169	50.58	59.82	10,454	0.00%	0.70%	1.80%	21.71%	20.37%
2020	183	38.27	55.79	9,352	0.00%	0.70%	1.80%	34.13%	35.63%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Capital Appreciation Fund, Series II
2024	994	$59.64	$67.50	$52,824	0.00%	0.60%	1.80%	33.02%	31.41%
2023	1,324	44.84	51.36	53,150	0.00%	0.60%	1.80%	34.22%	32.61%
2022	734	33.41	38.73	23,130	0.00%	0.60%	1.80%	(31.38)%	(32.20)%
2021	1,628	48.68	57.13	71,762	0.00%	0.60%	1.80%	21.55%	20.08%
2020	1,910	14.73	53.41	70,047	0.00%	0.60%	1.80%	33.79%	35.42%
Invesco V.I. Comstock Fund, Series I
2024	360	66.08	50.29	20,992	1.69%	0.70%	1.80%	14.37%	13.10%
2023	429	57.78	44.47	21,929	1.78%	0.70%	1.80%	11.58%	10.35%
2022	488	51.78	40.30	22,482	1.56%	0.70%	1.80%	0.42%	(0.69)%
2021	552	51.57	40.58	25,467	1.89%	0.70%	1.80%	32.43%	30.97%
2020	618	30.98	38.94	21,630	2.08%	0.70%	1.80%	(2.64)%	(1.55)%
Invesco V.I. Comstock Fund, Series II
2024	3,107	21.36	47.63	136,877	1.48%	0.30%	1.80%	14.52%	12.79%
2023	3,518	18.65	42.22	140,490	1.45%	0.30%	1.80%	11.76%	10.09%
2022	3,849	16.69	38.36	142,635	1.06%	0.30%	1.80%	0.54%	(0.96)%
2021	4,665	37.71	38.73	174,716	1.60%	0.60%	1.80%	32.25%	30.65%
2020	5,582	10.74	37.25	163,172	1.59%	0.60%	1.80%	(2.87)%	(1.68)%
Invesco V.I. Conservative Balanced Fund, Series II
2024	-	-	-	-	2.69%	0.30%	1.30%	2.38%	2.05%
2023	3,672	10.08	9.80	36,240	2.30%	0.30%	1.30%	11.97%	10.85%
2022	1,436	9.01	8.84	11,948	1.74%	0.30%	1.30%	(17.27)%	(18.10)%
2021	107	10.89	10.80	1,125	0.67%	0.30%	1.30%	4.76%	3.89%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2024	64	43.54	49.68	3,372	0.00%	0.70%	1.80%	23.36%	21.89%
2023	75	35.30	40.76	3,226	0.00%	0.70%	1.80%	12.36%	11.12%
2022	80	31.42	36.68	3,094	0.00%	0.70%	1.80%	(31.46)%	(32.22)%
2021	84	45.84	54.12	4,884	0.00%	0.70%	1.80%	18.27%	16.96%
2020	94	37.53	51.95	4,638	0.03%	0.70%	1.80%	38.16%	39.71%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2024	964	$51.65	$15.79	$29,746	0.00%	0.60%	1.75%	23.17%	21.74%
2023	1,126	41.93	12.97	29,371	0.00%	0.60%	1.75%	12.18%	10.88%
2022	834	37.38	11.70	22,744	0.00%	0.60%	1.75%	(31.54)%	(32.33)%
2021	1,138	54.60	17.29	40,110	0.00%	0.60%	1.75%	18.08%	16.72%
2020	1,370	14.81	116.50	47,696	0.00%	0.60%	1.75%	37.86%	39.40%
Invesco V.I. Equity and Income Fund, Series II
2024	12,398	16.07	34.07	257,113	1.72%	0.30%	1.80%	6.97%	9.89%
2023	7,458	35.21	31.00	190,597	1.35%	0.60%	1.80%	9.58%	8.26%
2022	4,817	32.13	28.64	130,536	1.02%	0.60%	1.80%	(8.27)%	(9.37)%
2021	8,550	35.02	31.60	239,777	1.64%	0.60%	1.80%	17.64%	16.22%
2020	9,781	11.51	33.07	235,750	1.86%	0.60%	1.80%	7.68%	8.99%
Invesco V.I. EQV International Equity Fund, Series II
2024	1,762	16.59	15.10	28,192	1.54%	0.60%	1.75%	(0.26)%	0.55%
2023	3,176	16.63	15.02	51,552	0.00%	0.60%	1.75%	17.16%	15.81%
2022	1,975	14.19	12.53	27,253	1.10%	0.60%	1.65%	(18.99)%	(19.85)%
2021	2,480	17.52	16.20	42,582	0.92%	0.60%	1.75%	4.97%	3.76%
2020	4,418	12.03	16.83	73,418	1.82%	0.60%	1.75%	11.75%	13.06%
Invesco V.I. Global Fund, Series I
2024	87	71.93	70.57	6,455	0.00%	0.70%	1.80%	15.25%	13.97%
2023	114	62.41	61.92	7,370	0.22%	0.70%	1.80%	33.80%	32.32%
2022	130	46.64	46.79	6,366	0.00%	0.70%	1.80%	(32.24)%	(32.99)%
2021	140	68.84	69.83	10,150	0.00%	0.70%	1.80%	14.68%	13.41%
2020	152	55.28	69.12	9,721	0.62%	0.70%	1.80%	25.34%	26.75%
Invesco V.I. Global Fund, Series II
2024	4,632	51.16	66.96	219,185	0.00%	0.60%	1.80%	15.09%	13.69%
2023	5,804	44.45	58.90	240,763	0.00%	0.60%	1.80%	33.64%	32.04%
2022	4,390	33.26	44.61	161,988	0.00%	0.60%	1.80%	(32.34)%	(33.16)%
2021	6,841	49.17	66.74	315,560	0.00%	0.60%	1.80%	14.48%	13.10%
2020	8,258	13.95	66.24	336,381	0.38%	0.60%	1.80%	25.05%	26.57%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Global Real Estate Fund, Series II
2024	435	$9.64	$12.05	$5,265	2.43%	0.65%	1.75%	(2.75)%	(3.83)%
2023	747	9.91	12.53	9,429	0.91%	0.65%	1.75%	6.93%	6.93%
2022	238	8.16	11.72	2,650	0.85%	0.75%	1.75%	(25.70)%	(26.45)%
2021	954	10.99	15.93	15,180	2.68%	0.75%	1.75%	24.50%	23.25%
2020	965	8.83	13.94	12,573	0.84%	0.75%	1.75%	(14.09)%	(13.22)%
Invesco V.I. Global Strategic Income Fund
2024	202	24.93	19.48	4,372	2.91%	0.70%	1.80%	2.44%	1.30%
2023	242	24.33	19.23	5,147	0.00%	0.70%	1.80%	8.12%	6.93%
2022	250	22.50	17.98	4,963	0.00%	0.70%	1.80%	(12.08)%	(13.05)%
2021	285	25.60	20.68	6,476	4.47%	0.70%	1.80%	(4.09)%	(5.15)%
2020	318	21.80	26.69	7,581	5.39%	0.70%	1.80%	1.54%	2.68%
Invesco V.I. Global Strategic Income Fund, Series II
2024	12,576	17.87	9.89	194,426	2.66%	0.60%	1.75%	2.17%	0.98%
2023	13,732	17.49	9.79	208,302	0.00%	0.60%	1.75%	7.95%	6.71%
2022	15,879	16.20	17.11	223,228	0.00%	0.60%	1.80%	(12.24)%	(13.30)%
2021	17,363	18.47	19.74	280,436	4.32%	0.60%	1.80%	(4.14)%	(5.30)%
2020	17,132	10.47	25.51	289,028	5.00%	0.60%	1.80%	1.14%	2.37%
Invesco V.I. Government Securities Fund, Series II
2024	11,269	9.21	9.13	113,158	2.29%	0.30%	1.75%	1.17%	(0.31)%
2023	11,767	9.11	9.16	117,590	1.78%	0.30%	1.75%	4.15%	2.64%
2022	12,704	8.74	8.93	122,686	1.65%	0.30%	1.75%	(10.84)%	(12.14)%
2021	13,796	9.81	10.16	150,617	2.34%	0.30%	1.75%	(2.73)%	(4.14)%
2020	11,671	10.47	12.12	132,867	2.17%	0.60%	1.75%	4.12%	5.34%
Invesco V.I. Growth and Income Fund, Series I
2024	513	53.72	40.89	24,055	1.41%	0.70%	1.80%	15.18%	13.90%
2023	592	46.64	35.90	24,247	1.58%	0.70%	1.80%	11.88%	10.64%
2022	668	41.69	32.44	24,605	1.58%	0.70%	1.80%	(6.41)%	(7.44)%
2021	736	44.54	35.05	29,154	1.60%	0.70%	1.80%	27.61%	26.20%
2020	806	27.78	34.91	25,146	1.94%	0.70%	1.80%	0.26%	1.38%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Invesco V.I. Growth and Income Fund, Series II
2024	10,945		$46.61	$38.72	$413,050	1.18%	0.60%	1.80%	15.02%	13.63%
2023	13,324		40.52	34.07	440,773	0.98%	0.60%	1.80%	11.73%	10.39%
2022	10,665		36.27	30.87	330,787	0.73%	0.60%	1.80%	(6.56)%	(7.69)%
2021	18,938		38.82	33.44	604,214	1.32%	0.60%	1.80%	27.42%	25.89%
2020	23,895		10.91	33.38	602,185	1.30%	0.60%	1.80%	0.02%	1.24%
Invesco V.I. Main Street Fund, Series I
2024	121		48.48	49.57	6,405	0.00%	0.70%	1.80%	22.78%	21.41%
2023	156		39.49	40.83	6,695	0.82%	0.70%	1.80%	22.36%	21.01%
2022	180		32.27	33.74	6,390	1.34%	0.70%	1.80%	(20.69)%	(21.57)%
2021	203		40.69	43.02	9,111	0.70%	0.70%	1.80%	26.68%	25.28%
2020	227		29.59	38.55	8,118	1.35%	0.70%	1.80%	11.89%	13.15%
Invesco V.I. Main Street Fund, Series II
2024	2,863		17.83	37.07	95,963	0.00%	0.30%	1.75%	23.02%	21.23%
2023	3,521		14.49	30.58	98,009	0.48%	0.30%	1.75%	22.46%	20.69%
2022	3,658		11.83	25.34	82,440	0.95%	0.30%	1.75%	(20.55)%	(21.70)%
2021	4,303		14.89	32.36	128,947	0.53%	0.30%	1.75%	26.85%	25.01%
2020	3,849		12.08	42.86	105,790	1.08%	0.60%	1.75%	11.71%	13.01%
Invesco V.I. Main Street Mid Cap Fund, Series II
2024	108		12.78	12.47	1,373	0.19%	0.65%	1.20%	16.03%	15.39%
2023	8		11.02	10.81	89	0.36%	0.65%	1.20%	6.41%	14.02%
Invesco V.I. Main Street Small Cap Fund, Series II
2024	1,535		12.40	11.34	18,334	0.00%	0.30%	1.20%	12.07%	11.05%
2023	584		11.06	10.21	6,210	1.60%	0.30%	1.20%	17.47%	16.41%
2022	77		9.42	8.77	667	0.42%	0.30%	1.20%	(16.29)%	(4.97)%
2021	9		10.16	11.19	96	0.04%	0.75%	1.00%	(6.20)%	3.23%
Invesco V.I. Nasdaq 100 Buffer Fund, December Series II
2024	(0	)*	12.38	12.38	-	0.00%	0.30%	0.30%	0.47%	0.47%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Small Cap Equity Fund, Series II
2024	757	$12.42	$24.02	$17,087	0.00%	0.65%	1.75%	17.08%	15.78%
2023	826	10.61	20.75	16,532	0.00%	0.65%	1.75%	7.18%	14.23%
2022	644	12.66	18.36	11,147	0.00%	0.75%	1.65%	(21.32)%	(22.04)%
2021	813	16.09	23.32	18,390	0.00%	0.75%	1.75%	19.19%	18.00%
2020	940	13.50	21.31	18,931	0.02%	0.75%	1.75%	24.65%	25.92%
Invesco V.I. U.S. Government Money Portfolio, Series I
2024	66,200	10.93	1.18	271,634	4.54%	0.30%	1.80%	4.32%	2.74%
2023	66,368	10.48	1.14	258,897	4.37%	0.30%	1.80%	4.22%	2.66%
2022	286,778	10.05	1.11	1,752,409	2.38%	0.30%	1.80%	0.96%	(0.55)%
2021	99,001	10.96	1.12	421,721	0.01%	0.60%	1.80%	(0.59)%	(1.79)%
2020	84,777	0.91	11.03	326,367	0.32%	0.60%	1.80%	(1.59)%	(0.38)%
Janus Henderson Forty Fund, Class S
2024	399	14.38	13.27	5,307	0.01%	0.65%	1.20%	26.96%	26.59%
2023	136	10.48	10.48	1,426	0.25%	1.20%	1.20%	37.98%	37.98%
2022	8	7.60	7.60	63	0.12%	1.20%	1.20%	(9.44)%	(9.44)%
Janus Henderson Global Sustainable Equity Fund
2024	1	11.22	11.22	10	0.24%	1.20%	1.20%	9.67%	9.67%
2023	1	10.23	10.23	11	3.02%	1.20%	1.20%	7.79%	7.79%
Janus Henderson Overseas Fund, Class S
2024	209	11.21	10.78	2,250	1.70%	0.65%	1.20%	0.01%	4.30%
2023	73	10.34	10.34	752	1.76%	1.20%	1.20%	9.26%	9.26%
2022	4	9.46	9.46	36	1.73%	1.20%	1.20%	5.91%	5.91%
Janus Henderson VIT Balanced Portfolio, Service Shares
2024	1,568	12.42	11.48	18,184	2.20%	0.65%	1.20%	14.40%	13.76%
2023	538	10.86	10.09	5,455	2.31%	0.65%	1.20%	4.35%	13.76%
2022	86	8.87	8.87	765	0.80%	1.20%	1.20%	(5.03)%	(5.03)%
Janus Henderson VIT Enterprise Portfolio, Service Shares
2024	43	12.47	12.30	528	0.73%	0.65%	1.20%	17.40%	6.95%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2024	336	$15.33	$14.77	$4,969	0.00%	0.65%	1.20%	4.34%	30.17%
2023	103	11.34	11.34	1,174	0.00%	1.20%	1.20%	52.43%	52.43%
2022	5	7.44	7.44	35	0.00%	1.20%	1.20%	(11.78)%	(11.78)%
Lord Abbett Series Fund Bond Debenture Portfolio
2024	28,869	11.07	24.57	494,004	5.65%	0.30%	1.80%	6.40%	4.79%
2023	28,383	10.41	23.45	477,167	5.09%	0.30%	1.80%	6.23%	4.64%
2022	29,193	9.79	22.41	478,616	4.22%	0.30%	1.80%	(13.06)%	(14.37)%
2021	29,804	11.27	26.17	583,809	3.10%	0.30%	1.80%	2.97%	1.42%
2020	28,054	10.84	31.76	556,026	3.51%	0.60%	1.80%	5.38%	6.66%
Lord Abbett Series Fund Fundamental Equity Portfolio
2024	4,203	37.55	25.15	130,240	0.67%	0.60%	1.75%	15.95%	14.60%
2023	5,266	32.38	21.94	141,489	0.62%	0.60%	1.75%	13.95%	12.64%
2022	3,425	28.42	19.48	83,754	0.72%	0.60%	1.75%	(12.51)%	(13.52)%
2021	7,318	32.48	22.53	198,617	0.79%	0.60%	1.75%	26.55%	25.09%
2020	8,911	10.76	25.67	192,293	1.07%	0.60%	1.75%	(0.01)%	1.16%
Lord Abbett Series Fund Growth and Income Portfolio
2024	1,431	40.89	32.57	55,816	0.81%	0.60%	1.80%	19.88%	18.43%
2023	1,711	34.11	27.50	56,006	0.92%	0.60%	1.80%	12.51%	11.16%
2022	1,927	30.32	24.74	56,411	1.19%	0.60%	1.80%	(9.98)%	(11.06)%
2021	2,210	33.68	27.82	72,039	1.02%	0.60%	1.80%	28.25%	26.70%
2020	2,617	19.29	31.47	66,910	1.49%	0.60%	1.80%	0.85%	2.08%
Lord Abbett Series Fund Growth Opportunities Portfolio
2024	1,618	13.07	27.88	59,751	0.00%	0.30%	1.75%	30.21%	28.31%
2023	1,876	10.04	21.73	54,662	0.00%	0.30%	1.75%	10.34%	8.74%
2022	864	9.10	19.98	24,782	0.00%	0.30%	1.75%	(32.73)%	(33.71)%
2021	1,179	13.53	30.14	50,134	0.00%	0.30%	1.75%	6.14%	4.60%
2020	2,131	14.78	61.25	83,665	0.00%	0.60%	1.75%	36.94%	38.54%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
2024	2,815	$18.12	$56.37	$101,160	0.53%	0.30%	1.80%	21.77%	19.93%
2023	3,315	14.88	47.00	102,640	0.81%	0.30%	1.80%	15.98%	14.24%
2022	3,382	12.83	41.14	92,723	0.74%	0.30%	1.80%	(13.81)%	(15.10)%
2021	4,058	14.88	48.46	135,244	0.71%	0.30%	1.80%	25.24%	24.47%
2020	3,888	11.98	47.36	115,152	0.90%	0.60%	1.80%	13.34%	14.72%
Lord Abbett Series Fund Mid Cap Stock Portfolio
2024	1,227	38.86	31.69	43,607	0.44%	0.60%	1.80%	14.21%	12.82%
2023	1,462	34.02	28.09	45,723	0.47%	0.60%	1.80%	14.73%	13.35%
2022	1,477	29.66	24.78	41,275	0.72%	0.60%	1.80%	(11.75)%	(12.81)%
2021	1,853	33.60	28.42	57,775	0.57%	0.60%	1.80%	27.93%	26.39%
2020	2,169	10.85	31.31	53,473	0.95%	0.60%	1.80%	0.65%	1.88%
Lord Abbett Series Fund Short Duration Income Portfolio
2024	917	10.40	10.01	9,657	5.54%	0.30%	1.30%	4.82%	3.77%
2023	524	9.92	9.65	5,223	6.68%	0.30%	1.30%	4.74%	3.69%
2022	233	9.47	9.30	2,179	5.23%	0.30%	1.30%	(5.34)%	(6.29)%
2021	24	10.01	9.93	235	2.74%	0.30%	1.30%	(0.05)%	(0.88)%
LVIP American Century Balanced Fund, Standard Class II
2024	58	12.12	11.24	700	2.33%	0.65%	1.20%	11.33%	10.71%
2023	9	10.89	10.15	100	2.32%	0.65%	1.20%	3.96%	15.02%
2022	8	8.82	8.82	71	1.54%	1.20%	1.20%	(4.05)%	(4.05)%
LVIP American Century Disciplined Core Value Fund, Standard Class II
2024	1	12.13	12.13	13	1.68%	0.65%	0.65%	2.27%	2.27%
LVIP American Century International Fund, Standard Class II
2024	28	9.75	9.75	274	1.56%	1.20%	1.20%	1.37%	1.37%
2023	14	9.62	9.62	137	0.00%	1.20%	1.20%	15.78%	15.78%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP American Century Ultra Fund, Standard Class II
2024	7	$13.79	$13.79	$102	0.00%	1.20%	1.20%	27.24%	27.24%
2023	13	10.84	10.84	137	0.00%	1.20%	1.20%	19.41%	19.41%
MFS Blended Research Small Cap Equity Portfolio, Service Class
2024	5	12.46	11.92	56	1.00%	0.30%	0.65%	5.02%	6.93%
MFS Core Equity Portfolio, Service Class
2024	221	13.21	13.71	2,919	0.50%	0.65%	1.20%	19.09%	18.43%
2023	21	11.09	11.58	233	0.00%	0.65%	1.20%	5.29%	13.81%
MFS Emerging Markets Equity Portfolio, Service Class
2024	21	10.84	9.85	230	2.34%	0.90%	1.65%	10.31%	9.47%
2023	23	9.83	8.99	227	1.21%	0.90%	1.65%	9.71%	8.89%
2022	27	8.96	8.26	238	3.78%	0.90%	1.65%	(20.66)%	(21.26)%
2021	27	11.29	10.49	299	0.27%	0.90%	1.65%	(7.86)%	(8.56)%
2020	29	11.47	12.48	349	2.53%	0.90%	1.65%	8.51%	9.34%
MFS Global Real Estate Portfolio, Service Class
2024	30	10.93	10.35	311	1.63%	0.65%	1.20%	2.38%	(4.09)%
2023	13	10.79	10.79	142	0.00%	1.20%	1.20%	23.82%	23.82%
MFS Growth Series, Initial Class
2024	74	69.87	87.73	6,653	0.00%	0.70%	1.80%	30.54%	29.09%
2023	82	53.53	67.96	5,733	0.00%	0.70%	1.80%	34.92%	33.43%
2022	92	39.67	50.93	4,823	0.00%	0.70%	1.80%	(32.11)%	(32.86)%
2021	100	58.44	75.86	7,796	0.00%	0.70%	1.80%	22.67%	21.31%
2020	115	43.88	70.20	7,379	0.00%	0.70%	1.80%	29.49%	30.94%
MFS Growth Series, Service Class
2024	1,239	94.83	51.91	50,342	0.00%	0.60%	1.75%	30.36%	28.85%
2023	758	72.74	40.29	40,793	0.00%	0.60%	1.75%	34.70%	33.15%
2022	895	54.00	30.26	37,099	0.00%	0.60%	1.75%	(32.21)%	(33.00)%
2021	898	79.67	45.16	54,782	0.00%	0.60%	1.75%	22.50%	21.08%
2020	1,091	37.29	67.18	54,233	0.00%	0.60%	1.75%	29.24%	30.75%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS International Growth Portfolio, Service Class
2024	243	$11.73	$11.11	$2,835	0.97%	0.65%	1.20%	8.05%	7.45%
2023	30	10.86	10.34	329	0.00%	0.65%	1.20%	5.41%	2.34%
MFS International Intrinsic Value Portfolio, Service Class
2024	756	11.53	23.41	16,119	1.13%	0.65%	1.30%	6.27%	5.57%
2023	721	10.85	22.17	16,446	0.46%	0.65%	1.30%	4.77%	15.85%
2022	827	19.99	19.14	16,508	0.45%	0.90%	1.30%	(24.44)%	(24.74)%
2021	865	26.45	25.43	22,849	0.14%	0.90%	1.30%	9.28%	8.84%
2020	1,021	18.88	24.20	24,678	0.73%	0.90%	1.30%	18.65%	19.13%
MFS Investors Trust Series, Initial Class
2024	87	49.50	51.27	4,798	0.69%	0.70%	1.80%	18.68%	17.36%
2023	108	41.71	43.68	4,993	0.71%	0.70%	1.80%	18.15%	16.85%
2022	129	35.30	37.38	5,141	0.61%	0.70%	1.80%	(17.07)%	(17.99)%
2021	155	42.57	45.58	7,448	0.63%	0.70%	1.80%	25.93%	24.53%
2020	176	31.13	41.09	6,771	0.58%	0.70%	1.80%	11.82%	13.07%
MFS Investors Trust Series, Service Class
2024	791	58.77	35.78	37,731	0.45%	0.60%	1.75%	18.50%	17.13%
2023	1,018	49.59	30.55	41,072	0.46%	0.60%	1.75%	17.95%	16.60%
2022	1,203	42.04	26.20	41,340	0.36%	0.60%	1.75%	(17.19)%	(18.14)%
2021	1,366	50.77	32.00	56,861	0.41%	0.60%	1.75%	25.75%	24.30%
2020	1,703	25.75	41.89	56,467	0.39%	0.60%	1.75%	11.61%	12.92%
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
2024	56	32.11	28.79	1,681	0.34%	0.70%	1.80%	15.45%	14.17%
2023	64	27.81	25.22	1,699	0.30%	0.70%	1.80%	23.14%	21.79%
2022	71	22.59	20.71	1,528	0.09%	0.70%	1.80%	(19.82)%	(20.71)%
2021	80	28.17	26.12	2,148	0.24%	0.70%	1.80%	25.09%	23.71%
2020	90	21.11	22.52	1,951	0.42%	0.70%	1.80%	20.06%	21.47%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Massachusetts Investors Growth Stock Portfolio, Service Class
2024	1,053	$31.67	$28.26	$30,022	0.13%	0.60%	1.75%	15.28%	13.94%
2023	1,132	27.47	24.80	30,205	0.05%	0.60%	1.75%	22.97%	21.55%
2022	1,343	22.34	20.40	29,346	0.00%	0.60%	1.75%	(19.93)%	(20.85)%
2021	1,478	27.90	25.78	40,451	0.03%	0.60%	1.75%	24.90%	23.46%
2020	1,793	20.88	22.34	39,387	0.21%	0.60%	1.75%	6.28%	7.53%
MFS Mid Cap Growth Series, Service Class
2024	104	12.85	12.79	1,334	0.00%	0.65%	1.20%	13.70%	13.07%
2023	2	11.30	11.31	26	0.00%	0.65%	1.20%	0.80%	4.87%
MFS Mid Cap Value Portfolio, Service Class
2024	100	12.80	12.60	1,244	1.33%	0.30%	1.20%	(2.05)%	12.15%
2023	1	11.24	11.24	16	0.00%	1.20%	1.20%	5.49%	5.49%
MFS New Discovery Series, Initial Class
2024	28	65.76	66.93	1,961	0.00%	0.70%	1.80%	5.97%	4.79%
2023	29	62.06	63.87	1,974	0.00%	0.70%	1.80%	13.61%	12.36%
2022	31	54.62	56.84	1,858	0.00%	0.70%	1.80%	(30.25)%	(31.02)%
2021	35	78.31	82.40	3,043	0.00%	0.70%	1.80%	1.09%	(0.03)%
2020	38	71.34	92.53	3,296	0.00%	0.70%	1.80%	43.27%	44.87%
MFS New Discovery Series, Service Class
2024	771	11.46	24.77	41,925	0.00%	0.30%	1.75%	(0.36)%	4.57%
2023	868	49.00	23.69	45,900	0.00%	0.60%	1.75%	13.57%	12.26%
2022	969	43.15	21.10	45,049	0.00%	0.60%	1.75%	(30.41)%	(31.22)%
2021	871	62.01	30.68	57,785	0.00%	0.60%	1.75%	0.96%	(0.20)%
2020	1,048	30.74	88.51	69,095	0.00%	0.60%	1.75%	43.04%	44.71%
MFS Research International Portfolio, Service Class
2024	51	10.93	10.93	562	1.85%	0.65%	0.65%	4.38%	4.38%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Research Series, Initial Class
2024	87	$54.43	$56.31	$5,224	0.60%	0.70%	1.80%	18.04%	16.72%
2023	96	46.11	48.24	4,946	0.51%	0.70%	1.80%	21.57%	20.23%
2022	102	37.93	40.13	4,368	0.45%	0.70%	1.80%	(17.79)%	(18.70)%
2021	120	46.14	49.36	6,260	0.53%	0.70%	1.80%	23.93%	22.56%
2020	138	34.29	45.21	5,838	0.68%	0.70%	1.80%	14.50%	15.78%
MFS Research Series, Service Class
2024	60	64.49	37.63	3,238	0.37%	0.60%	1.75%	17.85%	16.48%
2023	71	54.72	32.30	3,230	0.25%	0.60%	1.75%	21.39%	19.99%
2022	80	45.08	26.92	3,011	0.18%	0.60%	1.75%	(17.93)%	(18.87)%
2021	89	54.93	33.18	4,109	0.33%	0.60%	1.75%	23.77%	22.34%
2020	102	27.12	46.54	3,854	0.49%	0.60%	1.75%	14.28%	15.62%
MFS Total Return Bond Series, Service Class
2024	21,871	13.76	10.63	269,144	4.04%	0.60%	1.75%	1.72%	0.53%
2023	24,119	13.52	10.57	292,815	2.94%	0.60%	1.75%	6.49%	5.26%
2022	26,559	12.70	10.04	303,873	2.39%	0.60%	1.75%	(14.70)%	(15.68)%
2021	29,030	14.89	11.91	391,163	2.54%	0.60%	1.75%	(1.66)%	(2.80)%
2020	29,238	12.25	15.14	401,842	3.09%	0.60%	1.75%	6.28%	7.53%
MFS Total Return Series, Initial Class
2024	322	39.99	37.61	12,972	2.46%	0.70%	1.80%	6.99%	5.80%
2023	377	37.38	35.55	14,261	2.01%	0.70%	1.80%	9.67%	8.46%
2022	438	34.08	32.77	15,229	1.62%	0.70%	1.80%	(10.21)%	(11.20)%
2021	495	37.96	36.91	19,285	1.82%	0.70%	1.80%	13.32%	12.07%
2020	561	30.85	36.97	19,408	2.11%	0.70%	1.80%	7.84%	9.05%
MFS Total Return Series, Service Class
2024	1,256	31.08	35.63	37,797	2.29%	0.60%	1.80%	6.81%	5.52%
2023	1,284	29.10	33.76	39,421	1.82%	0.60%	1.80%	9.56%	8.24%
2022	1,465	26.56	31.19	41,300	1.40%	0.60%	1.80%	(10.38)%	(11.46)%
2021	1,682	29.63	35.23	53,045	1.62%	0.60%	1.80%	13.15%	11.79%
2020	1,846	17.85	35.38	51,632	1.92%	0.60%	1.80%	7.55%	8.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Utilities Series, Initial Class
2024	27	$63.92	$56.66	$1,658	2.25%	0.70%	1.65%	10.88%	9.81%
2023	31	57.65	51.60	1,684	3.51%	0.70%	1.65%	(2.79)%	(3.72)%
2022	31	59.30	53.59	1,761	2.48%	0.70%	1.65%	0.05%	(0.90)%
2021	33	59.27	54.08	1,884	1.62%	0.70%	1.65%	13.29%	12.21%
2020	40	48.18	52.32	2,019	2.25%	0.70%	1.65%	4.16%	5.16%
MFS Utilities Series, Service Class
2024	394	60.46	21.00	16,271	2.07%	0.60%	1.75%	10.67%	9.39%
2023	467	54.63	19.20	17,690	3.33%	0.60%	1.75%	(2.91)%	(4.03)%
2022	504	56.27	20.01	19,638	2.10%	0.60%	1.75%	(0.12)%	(1.27)%
2021	642	56.34	20.27	25,021	1.48%	0.60%	1.75%	13.14%	11.83%
2020	737	18.12	50.04	25,441	2.06%	0.60%	1.75%	3.78%	4.99%
MFS Value Series, Service Class
2024	3,584	40.85	29.46	130,581	1.41%	0.60%	1.75%	10.68%	9.40%
2023	4,319	36.91	26.93	142,788	1.40%	0.60%	1.75%	6.99%	5.76%
2022	4,835	34.50	25.46	150,061	1.07%	0.60%	1.75%	(6.70)%	(7.78)%
2021	5,868	36.98	27.61	196,057	1.14%	0.60%	1.75%	24.41%	22.97%
2020	7,186	22.45	29.72	193,873	1.23%	0.60%	1.75%	1.42%	2.60%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2023	-	-	-	-	1.03%	1.20%	1.20%	1.88%	1.88%
2022	4	9.04	9.04	39	0.00%	1.20%	1.20%	(1.44)%	(1.44)%
Morgan Stanley VIF Global Real Estate Portfolio, Class II
2024	-	-	-	-	2.08%	0.90%	1.65%	8.24%	7.07%
2023	400	13.10	10.85	5,087	1.92%	0.60%	1.75%	9.81%	8.54%
2022	426	11.93	10.00	5,023	3.95%	0.60%	1.75%	(26.64)%	(27.49)%
2021	457	16.26	13.78	7,402	4.03%	0.60%	1.75%	23.09%	21.67%
2020	536	11.33	23.35	1,330	5.87%	0.60%	1.75%	(16.34)%	(15.36)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Morgan Stanley VIF Global Strategist Portfolio
2024	39	$10.36	$10.36	$400	0.00%	1.20%	1.20%	6.13%	6.13%
2023	20	9.76	9.76	198	1.30%	1.20%	1.20%	12.58%	12.58%
2022	2	8.67	8.67	17	0.00%	1.20%	1.20%	(1.27)%	(1.27)%
Morgan Stanley VIF Growth Portfolio
2024	7	11.86	11.86	78	0.00%	1.20%	1.20%	53.73%	53.73%
PIMCO All Asset Portfolio
2024	260	12.37	13.19	3,640	6.11%	0.75%	1.75%	2.79%	1.76%
2023	372	12.03	12.96	5,005	3.03%	0.75%	1.75%	7.21%	6.14%
2022	175	11.22	12.21	2,183	4.43%	0.75%	1.75%	(12.53)%	(13.41)%
2021	518	12.83	14.10	7,526	11.08%	0.75%	1.75%	15.17%	14.01%
2020	580	11.14	13.33	7,363	3.06%	0.75%	1.75%	6.02%	7.10%
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class
2024	1	8.94	8.94	5	2.07%	0.30%	0.30%	3.65%	3.65%
2023	1	8.63	8.63	5	15.77%	0.30%	0.30%	(8.21)%	(8.21)%
2022	1	9.40	9.40	6	10.91%	0.30%	0.30%	(0.74)%	(0.74)%
PIMCO Global Diversified Allocation Portfolio
2024	347	15.06	14.09	4,987	4.61%	1.00%	1.75%	7.93%	7.11%
2023	389	13.96	13.15	5,254	3.21%	1.00%	1.75%	12.51%	11.67%
2022	400	12.40	11.78	4,891	4.36%	1.00%	1.75%	(17.44)%	(18.06)%
2021	446	15.02	14.37	6,630	9.81%	1.00%	1.75%	7.43%	6.62%
2020	471	13.48	13.99	6,534	2.86%	1.00%	1.75%	2.18%	2.95%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO High Yield Portfolio, Advisor Class
2024	70	$11.02	$10.60	$762	5.76%	0.30%	1.30%	6.46%	5.39%
2023	41	10.35	10.06	419	5.58%	0.30%	1.30%	11.77%	10.65%
2022	20	9.26	9.09	186	4.23%	0.30%	1.30%	(10.65)%	(11.54)%
2021	12	10.31	10.28	127	1.03%	1.00%	1.30%	0.77%	0.51%
PIMCO Income Portfolio
2024	272	10.61	10.20	2,837	5.69%	0.30%	1.30%	4.99%	3.93%
2023	93	10.10	9.82	920	5.21%	0.30%	1.30%	7.82%	6.74%
2022	66	9.37	9.20	613	3.60%	0.30%	1.30%	(8.15)%	(9.06)%
2021	36	10.20	10.12	362	0.75%	0.30%	1.30%	0.29%	(0.53)%
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2024	1,719	6.29	9.95	17,473	2.63%	0.30%	1.75%	(6.39)%	(7.76)%
2023	1,778	6.72	10.79	19,529	2.28%	0.30%	1.75%	3.57%	2.07%
2022	1,893	6.49	10.57	20,470	1.83%	0.30%	1.75%	(29.16)%	(30.19)%
2021	1,953	9.16	15.14	30,193	1.45%	0.30%	1.75%	(5.17)%	(6.54)%
2020	1,812	11.34	20.04	30,865	1.86%	0.60%	1.75%	15.22%	16.57%
PIMCO Low Duration Portfolio, Advisor Class
2024	11,181	10.16	9.35	116,941	3.89%	0.30%	1.75%	4.08%	2.56%
2023	11,696	9.76	9.11	118,346	3.50%	0.30%	1.75%	4.55%	3.04%
2022	12,973	9.33	8.85	126,469	1.54%	0.30%	1.75%	(6.12)%	(7.48)%
2021	14,088	9.94	9.56	147,419	0.43%	0.30%	1.75%	(1.32)%	(2.76)%
2020	11,792	9.83	11.75	126,694	1.08%	0.60%	1.75%	1.09%	2.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO Real Return Portfolio, Advisor Class
2024	17,544	$10.15	$10.23	$204,511	2.53%	0.30%	1.75%	1.72%	0.24%
2023	18,755	9.98	10.21	216,877	2.89%	0.30%	1.75%	3.26%	1.76%
2022	20,877	9.67	10.03	235,467	6.75%	0.30%	1.75%	(12.26)%	(13.53)%
2021	23,187	11.02	11.60	300,617	4.94%	0.30%	1.75%	5.16%	3.64%
2020	23,001	11.19	14.49	285,898	1.29%	0.60%	1.75%	9.65%	10.93%
PIMCO Short-Term Portfolio, Advisor Class
2024	7,619	11.09	10.25	84,982	4.91%	0.30%	1.75%	5.63%	4.09%
2023	6,992	10.50	9.85	74,504	4.38%	0.30%	1.75%	5.48%	3.96%
2022	6,783	9.95	9.48	69,195	1.51%	0.30%	1.75%	(0.55)%	(1.99)%
2021	6,407	10.01	9.67	66,445	0.99%	0.30%	1.75%	(0.45)%	(1.90)%
2020	6,266	9.86	11.22	65,883	1.14%	0.60%	1.75%	0.35%	1.53%
PIMCO Total Return Portfolio, Advisor Class
2024	49,481	9.21	10.17	568,259	3.94%	0.30%	1.75%	2.12%	0.63%
2023	51,807	9.02	10.10	589,668	3.46%	0.30%	1.75%	5.51%	3.98%
2022	55,640	8.55	9.72	606,616	2.42%	0.30%	1.75%	(14.64)%	(15.88)%
2021	59,431	10.02	11.55	767,115	1.73%	0.30%	1.75%	(1.66)%	(3.09)%
2020	56,007	10.19	14.75	746,621	1.97%	0.30%	1.75%	6.64%	7.89%
Protective Life Dynamic Allocation Series Conservative Portfolio
2024	3,143	11.67	11.63	37,656	1.95%	0.30%	1.75%	6.87%	5.31%
2023	3,653	10.92	11.05	41,384	1.97%	0.30%	1.75%	11.11%	9.50%
2022	3,810	9.83	10.09	39,579	1.08%	0.30%	1.75%	(16.95)%	(18.15)%
2021	3,608	11.53	12.32	46,054	0.90%	0.75%	1.75%	7.91%	6.82%
2020	3,368	10.69	12.29	40,357	1.16%	0.75%	1.75%	1.69%	2.72%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Protective Life Dynamic Allocation Series Growth Portfolio
2024	2,490	$12.52	$15.02	$40,535	1.50%	0.75%	1.75%	6.33%	12.14%
2023	3,192	11.77	13.39	46,002	1.75%	0.75%	1.75%	17.45%	16.28%
2022	3,907	10.02	11.52	48,110	1.09%	0.75%	1.75%	(20.17)%	(20.97)%
2021	4,163	15.73	14.58	64,736	0.88%	0.90%	1.75%	19.71%	18.68%
2020	4,799	12.28	13.14	62,414	1.16%	0.90%	1.75%	(3.86)%	(3.03)%
Protective Life Dynamic Allocation Series Moderate Portfolio
2024	57,262	11.86	12.62	700,424	1.84%	0.75%	1.75%	8.38%	7.28%
2023	61,127	10.94	11.76	692,497	1.77%	0.75%	1.75%	12.68%	11.55%
2022	57,847	9.71	10.55	585,407	1.04%	0.75%	1.75%	(18.21)%	(19.03)%
2021	41,543	11.88	13.02	524,872	0.78%	0.75%	1.75%	11.48%	10.36%
2020	24,453	10.65	12.61	290,751	1.00%	0.75%	1.75%	0.22%	1.24%
Royce Capital Fund Micro Cap Portfolio, Service Class
2024	612	26.76	16.63	13,299	0.00%	0.70%	1.75%	12.48%	11.29%
2023	745	23.79	14.95	14,462	0.00%	0.70%	1.75%	17.73%	16.49%
2022	454	20.21	12.83	8,004	0.00%	0.70%	1.75%	(23.19)%	(24.00)%
2021	912	26.31	16.88	19,767	0.00%	0.70%	1.75%	28.62%	27.26%
2020	1,340	13.27	20.46	22,597	0.00%	0.70%	1.75%	21.40%	22.69%
Royce Capital Fund Small Cap Portfolio, Service Class
2024	4,958	28.66	19.57	116,682	0.94%	0.60%	1.75%	2.64%	1.44%
2023	6,145	27.92	19.29	141,297	0.69%	0.60%	1.75%	24.78%	23.34%
2022	7,443	22.37	15.64	137,805	0.07%	0.60%	1.75%	(9.96)%	(10.99)%
2021	8,915	24.85	17.57	184,073	1.17%	0.60%	1.75%	27.68%	26.20%
2020	11,258	9.97	19.46	183,315	0.71%	0.60%	1.75%	(8.95)%	(7.88)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Rydex Commodities Strategy
2024	2	$5.81	$5.81	$10	4.19%	1.00%	1.00%	7.20%	7.20%
2023	2	5.42	5.42	10	10.43%	1.00%	1.00%	(7.17)%	(7.17)%
2022	2	5.84	5.84	9	4.72%	1.00%	1.00%	21.66%	21.66%
2021	2	4.80	4.80	10	0.00%	1.00%	1.00%	38.15%	38.15%
2020	3	3.47	3.47	9	0.69%	1.00%	1.00%	(23.50)%	(23.50)%
Rydex Inverse Government Long Bond Strategy
2024	1	7.69	7.69	9	4.53%	1.00%	1.00%	15.73%	15.73%
2023	1	6.64	6.64	8	0.00%	1.00%	1.00%	3.19%	3.19%
2022	1	6.44	6.44	8	0.00%	1.00%	1.00%	44.75%	44.75%
2021	2	4.45	4.45	8	0.00%	1.00%	1.00%	(0.04)%	(0.04)%
2020	1	4.45	4.45	6	0.25%	1.00%	1.00%	(21.88)%	(21.88)%
T. Rowe Price All-Cap Opportunities Portfolio
2024	170	15.05	13.97	2,338	0.09%	0.65%	1.20%	24.34%	23.65%
2023	126	12.10	11.30	1,346	0.33%	0.65%	1.20%	23.71%	3.62%
2022	64	7.85	7.85	503	0.00%	0.75%	0.75%	(22.10)%	(22.10)%
2021	12	10.08	10.08	100	0.00%	0.75%	0.75%	0.00%	0.00%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2024	4,187	14.47	13.92	69,803	0.00%	0.30%	1.30%	34.76%	33.41%
2023	2,385	10.73	10.43	27,838	0.00%	0.30%	1.30%	48.51%	47.03%
2022	797	7.23	7.10	5,117	0.00%	0.30%	1.30%	(38.85)%	(39.46)%
2021	235	11.82	11.72	2,730	0.00%	0.30%	1.30%	13.50%	12.56%
T. Rowe Price Health Sciences Portfolio, Class II
2024	1,823	10.24	9.49	18,200	0.00%	0.65%	1.30%	0.76%	0.09%
2023	781	10.16	9.48	7,593	0.00%	0.65%	1.30%	7.65%	1.35%
2022	265	8.26	9.35	2,400	0.00%	0.75%	1.30%	(13.34)%	(13.82)%
2021	94	10.88	10.85	1,017	0.00%	1.00%	1.30%	11.42%	11.14%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
T. Rowe Price Mid-Cap Growth Portfolio, Class II
2024	391	$12.10	$11.85	$4,707	0.00%	0.65%	1.20%	8.32%	7.72%
2023	23	11.17	11.00	257	0.00%	0.65%	1.20%	8.70%	11.24%
T. Rowe Price Moderate Allocation Portfolio
2024	1,864	11.90	11.66	22,064	2.60%	0.65%	1.20%	9.34%	8.73%
2023	757	10.88	10.72	8,171	3.26%	0.65%	1.20%	12.48%	8.81%
2022	44	8.03	8.03	351	1.12%	0.75%	0.75%	(18.93)%	(18.93)%
Templeton Developing Markets VIP Fund, Class 2
2024	723	10.83	10.72	8,395	4.18%	0.30%	1.75%	7.34%	8.44%
2023	665	10.08	10.26	7,270	2.46%	0.30%	1.65%	12.29%	10.77%
2022	243	8.98	9.26	2,397	2.55%	0.30%	1.65%	(22.22)%	(23.27)%
2021	223	11.55	12.07	2,857	1.36%	0.30%	1.65%	(6.02)%	(7.29)%
2020	1,001	12.91	13.95	13,677	1.15%	0.75%	1.75%	15.14%	16.31%
Templeton Foreign VIP Fund, Class 2
2024	3,588	15.19	11.01	51,539	2.44%	0.60%	1.75%	(1.59)%	(2.74)%
2023	4,642	15.43	11.32	67,307	3.22%	0.60%	1.75%	20.04%	18.65%
2022	5,585	12.86	9.54	67,901	2.71%	0.60%	1.75%	(8.16)%	(9.22)%
2021	5,308	14.00	10.51	71,083	2.01%	0.60%	1.75%	3.53%	2.34%
2020	6,991	10.27	17.93	90,070	2.52%	0.60%	1.75%	(2.89)%	(1.75)%
Templeton Global Bond VIP Fund, Class 2
2024	16,157	8.11	7.10	150,067	0.00%	0.30%	1.75%	(11.64)%	(12.93)%
2023	16,993	9.17	8.16	180,892	0.00%	0.30%	1.75%	2.58%	1.09%
2022	19,212	8.94	8.07	200,903	0.00%	0.30%	1.75%	(5.23)%	(6.61)%
2021	22,014	15.78	8.64	245,408	0.00%	0.60%	1.75%	(5.56)%	(6.65)%
2020	20,656	9.26	16.70	245,678	7.98%	0.60%	1.75%	(6.94)%	(5.85)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Templeton Growth VIP Fund, Class 2
2024	3,893		$18.31	$15.87	$69,842	0.94%	0.60%	1.75%	4.77%	3.55%
2023	4,688		17.48	15.33	80,868	3.39%	0.60%	1.75%	20.29%	18.90%
2022	5,214		14.53	12.89	74,950	0.15%	0.60%	1.75%	(12.03)%	(13.05)%
2021	5,600		16.52	14.83	91,730	1.16%	0.60%	1.75%	4.24%	3.04%
2020	6,947		11.25	24.95	110,363	2.41%	0.60%	1.75%	3.95%	5.16%
VanEck VIP Global Resources Fund, Class I
2024	0	*	40.21	34.92	5	3.22%	1.25%	1.80%	5.95%	5.05%
2023	6		37.95	33.24	204	2.77%	1.25%	1.80%	(4.78)%	(5.31)%
2022	7		39.86	35.11	236	1.63%	1.25%	1.80%	7.04%	6.45%
2021	7		37.24	32.98	250	0.42%	1.25%	1.80%	17.44%	16.78%
2020	9		28.24	31.71	258	0.83%	1.25%	1.80%	16.97%	17.63%
Vanguard VIF Balanced Portfolio
2024	48		14.83	14.83	710	2.43%	0.30%	0.30%	14.46%	14.46%
2023	79		12.96	12.96	1,018	1.92%	0.30%	0.30%	13.98%	13.98%
2022	71		11.37	11.37	808	1.71%	0.30%	0.30%	(14.56)%	(14.56)%
2021	63		13.31	13.31	832	1.03%	0.30%	0.30%	18.15%	18.15%
2020	3		11.26	11.26	36	0.00%	0.30%	0.30%	5.49%	5.49%
Vanguard VIF Capital Growth Portfolio
2024	14		17.67	17.67	255	1.17%	0.30%	0.30%	13.07%	13.07%
2023	16		15.63	15.63	256	1.20%	0.30%	0.30%	27.60%	27.60%
2022	20		12.25	12.25	249	0.98%	0.30%	0.30%	(15.74)%	(15.74)%
2021	15		14.53	14.53	219	0.81%	0.30%	0.30%	20.63%	20.63%
2020	2		12.05	12.05	26	0.00%	0.30%	0.30%	10.73%	10.73%
Vanguard VIF Conservative Allocation Portfolio
2024	137		11.71	11.71	1,599	2.72%	0.30%	0.30%	7.17%	7.17%
2023	137		10.93	10.93	1,493	1.78%	0.30%	0.30%	12.17%	12.17%
2022	123		9.74	9.74	1,198	1.00%	0.30%	0.30%	(15.15)%	(15.15)%
2021	30		11.48	11.48	343	0.25%	0.30%	0.30%	4.19%	4.19%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF Diversified Value Portfolio
2024	21	$19.67	$19.67	$410	1.56%	0.30%	0.30%	14.54%	14.54%
2023	20	17.17	17.17	349	0.87%	0.30%	0.30%	19.77%	19.77%
2022	5	14.34	14.34	67	0.23%	0.30%	0.30%	(11.75)%	(11.75)%
2021	5	16.25	16.25	80	0.78%	0.30%	0.30%	18.46%	18.46%
Vanguard VIF Equity Income Portfolio
2024	58	18.13	18.13	1,055	2.61%	0.30%	0.30%	14.77%	14.77%
2023	49	15.79	15.79	779	2.72%	0.30%	0.30%	7.78%	7.78%
2022	51	14.65	14.65	753	2.52%	0.30%	0.30%	(0.96)%	(0.96)%
2021	44	14.80	14.80	645	0.06%	0.30%	0.30%	20.01%	20.01%
Vanguard VIF Equity Index Portfolio
2024	144	19.45	19.45	2,795	1.26%	0.30%	0.30%	24.47%	24.47%
2023	141	15.63	15.63	2,210	1.40%	0.30%	0.30%	25.74%	25.74%
2022	110	12.43	12.43	1,362	0.98%	0.30%	0.30%	(18.47)%	(18.47)%
2021	60	15.25	15.25	945	0.32%	0.30%	0.30%	27.92%	27.92%
2020	1	11.92	11.92	(17)	0.00%	0.30%	0.30%	6.92%	6.92%
Vanguard VIF Global Bond Index Portfolio
2024	30	9.24	9.24	273	2.93%	0.30%	0.30%	1.73%	1.73%
2023	30	9.08	9.08	272	1.85%	0.30%	0.30%	6.20%	6.20%
2022	25	8.55	8.55	215	1.98%	0.30%	0.30%	(13.39)%	(13.39)%
2021	15	9.87	9.87	148	0.96%	0.30%	0.30%	(2.23)%	(2.23)%
2020	1	10.10	10.10	12	0.00%	0.30%	0.30%	0.66%	0.66%
Vanguard VIF Growth Portfolio
2024	140	17.29	17.29	2,424	0.26%	0.30%	0.30%	32.73%	32.73%
2023	121	13.03	13.03	1,570	0.25%	0.30%	0.30%	39.72%	39.72%
2022	100	9.32	9.32	936	0.00%	0.30%	0.30%	(33.56)%	(33.56)%
2021	55	14.03	14.03	742	0.01%	0.30%	0.30%	16.57%	16.57%
2020	6	12.04	12.04	93	0.00%	0.30%	0.30%	6.48%	6.48%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Vanguard VIF High Yield Bond Portfolio
2024	17		$11.85	$11.85	$198	5.91%	0.30%	0.30%	6.13%	6.13%
2023	18		11.16	11.16	205	4.92%	0.30%	0.30%	11.33%	11.33%
2022	17		10.03	10.03	173	4.68%	0.30%	0.30%	(9.63)%	(9.63)%
2021	13		11.10	11.10	139	5.15%	0.30%	0.30%	3.18%	3.18%
2020	2		10.75	10.75	24	0.00%	0.30%	0.30%	3.60%	3.60%
Vanguard VIF International Portfolio
2024	108		11.16	11.16	1,202	1.13%	0.30%	0.30%	8.68%	8.68%
2023	92		10.26	10.26	943	1.56%	0.30%	0.30%	14.31%	14.31%
2022	78		8.98	8.98	701	0.98%	0.30%	0.30%	(30.33)%	(30.33)%
2021	42		12.89	12.89	547	0.06%	0.30%	0.30%	(2.27)%	(2.27)%
2020	0	*	13.19	13.19	5	0.00%	0.30%	0.30%	18.60%	18.60%
Vanguard VIF Mid-Cap Index Portfolio
2024	94		16.57	16.57	1,561	1.37%	0.30%	0.30%	14.73%	14.73%
2023	83		14.44	14.44	1,192	1.40%	0.30%	0.30%	15.48%	15.48%
2022	67		12.51	12.51	834	1.03%	0.30%	0.30%	(19.06)%	(19.06)%
2021	52		15.45	15.45	804	0.47%	0.30%	0.30%	23.33%	23.33%
2020	0	*	12.53	12.53	6	0.00%	0.30%	0.30%	14.57%	14.57%
Vanguard VIF Moderate Allocation Portfolio
2024	52		13.14	13.14	688	2.52%	0.30%	0.30%	9.99%	9.99%
2023	64		11.94	11.94	763	2.03%	0.30%	0.30%	15.20%	15.20%
2022	64		10.37	10.37	660	2.21%	0.30%	0.30%	(16.18)%	(16.18)%
2021	54		12.37	12.37	664	0.71%	0.30%	0.30%	9.50%	9.50%
2020	3		11.29	11.29	36	0.00%	0.30%	0.30%	7.06%	7.06%
Vanguard VIF Money Market Portfolio
2024	143		11.01	11.01	1,572	5.07%	0.30%	0.30%	4.88%	4.88%
2023	157		10.50	10.50	1,650	4.92%	0.30%	0.30%	4.67%	4.67%
2022	186		10.03	10.03	1,870	2.10%	0.30%	0.30%	0.60%	0.60%
2021	33		9.97	9.97	325	0.01%	0.30%	0.30%	(0.29)%	(0.29)%
2020	0	*	10.00	10.00	2	0.00%	0.30%	0.30%	0.01%	0.01%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Vanguard VIF Real Estate Index Portfolio
2024	48		$13.21	$13.21	$635	2.97%	0.30%	0.30%	4.43%	4.43%
2023	41		12.65	12.65	515	2.43%	0.30%	0.30%	11.36%	11.36%
2022	29		11.36	11.36	331	1.72%	0.30%	0.30%	(26.52)%	(26.52)%
2021	19		15.46	15.46	287	0.35%	0.30%	0.30%	39.58%	39.58%
2020	0	*	11.07	11.07	3	0.00%	0.30%	0.30%	6.13%	6.13%
Vanguard VIF Short-Term Investment-Grade Portfolio
2024	237		10.48	10.48	2,483	3.38%	0.30%	0.30%	4.58%	4.58%
2023	233		10.02	10.02	2,331	1.93%	0.30%	0.30%	5.84%	5.84%
2022	167		9.47	9.47	1,579	1.44%	0.30%	0.30%	(6.00)%	(6.00)%
2021	142		10.08	10.08	1,430	0.19%	0.30%	0.30%	(0.82)%	(0.82)%
2020	1		10.16	10.16	11	0.00%	0.30%	0.30%	0.81%	0.81%
Vanguard VIF Total Bond Market Index Portfolio
2024	386		9.06	9.06	3,496	2.61%	0.30%	0.30%	0.94%	0.94%
2023	295		8.97	8.97	2,651	2.38%	0.30%	0.30%	5.26%	5.26%
2022	199		8.53	8.53	1,701	1.58%	0.30%	0.30%	(13.47)%	(13.47)%
2021	115		9.85	9.85	1,136	1.16%	0.30%	0.30%	(2.10)%	(2.10)%
2020	27		10.06	10.06	270	0.00%	0.30%	0.30%	0.29%	0.29%
Vanguard VIF Total International Stock Market Index Portfolio
2024	146		13.11	13.11	1,920	2.97%	0.30%	0.30%	4.74%	4.74%
2023	114		12.52	12.52	1,432	2.83%	0.30%	0.30%	15.20%	15.20%
2022	106		10.87	10.87	1,151	2.14%	0.30%	0.30%	(16.26)%	(16.26)%
2021	42		12.98	12.98	546	0.57%	0.30%	0.30%	8.16%	8.16%
2020	0	*	12.00	12.00	4	0.00%	0.30%	0.30%	14.05%	14.05%
Vanguard VIF Total Stock Market Index Portfolio
2024	223		18.95	18.95	4,225	1.30%	0.30%	0.30%	23.34%	23.34%
2023	185		15.36	15.36	2,836	1.08%	0.30%	0.30%	25.57%	25.57%
2022	153		12.23	12.23	1,873	0.97%	0.30%	0.30%	(19.83)%	(19.83)%
2021	77		15.26	15.26	1,179	0.74%	0.30%	0.30%	24.83%	24.83%
2020	20		12.22	12.22	242	0.00%	0.30%	0.30%	9.53%	9.53%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Western Asset Core Plus VIT Portfolio, Class II
2024	532	$8.54	$8.45	$4,566	8.81%	1.00%	1.30%	(1.86)%	(2.16)%
2023	466	8.71	8.63	4,060	3.72%	1.00%	1.30%	5.37%	5.06%
2022	421	8.26	8.22	3,471	2.43%	1.00%	1.30%	(18.11)%	(18.35)%
2021	227	10.09	10.06	2,287	2.05%	1.00%	1.30%	(0.29)%	(0.54)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.